MML Conservative Allocation Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.9%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	122,692	$1,879,644
MML Blue Chip Growth Fund, Initial Class (a)	499,339	9,627,255
MML Equity Income Fund, Initial Class (a)	1,387,479	13,916,415
MML Focused Equity Fund, Class II (a)	1,751,871	11,912,720
MML Foreign Fund, Initial Class (a)	349,536	3,879,849
MML Fundamental Equity Fund, Class II (a)	517,557	6,117,528
MML Global Fund, Class I (a)	995,515	4,798,380
MML Income & Growth Fund, Initial Class (a)	365,437	3,171,992
MML Mid Cap Growth Fund, Initial Class (a)	521,023	5,137,291
MML Small Cap Growth Equity Fund, Initial Class (a)	98,986	1,099,342
MML Small/Mid Cap Value Fund, Initial Class (a)	150,209	1,242,229
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	513,606	4,124,260
MML VIP American Century Small Company Value Fund, Class II (a)	225,145	1,961,011
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	434,904	7,058,493
MML VIP MFS® International Equity Fund, Class II (a)	970,627	11,676,640
		87,603,049
Fixed Income Funds — 59.2%
Invesco Global Strategic Income Fund, Class R6	1,344,518	4,342,794
MassMutual High Yield Fund, Class I (a)	85,481	700,087
MML Inflation-Protected and Income Fund, Initial Class (a)	546,989	4,747,862
MML Managed Bond Fund, Initial Class (a)	4,870,625	53,895,729
MML Short-Duration Bond Fund, Class II (a)	1,228,175	11,237,802
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,410,514	48,532,310
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	457,988	3,457,812
		126,914,396
TOTAL MUTUAL FUNDS (Cost $213,794,690)		214,517,445
TOTAL LONG-TERM INVESTMENTS (Cost $213,794,690)		214,517,445
TOTAL INVESTMENTS — 100.1% (Cost $213,794,690) (b)		214,517,445
Other Assets/(Liabilities) — (0.1)%		(196,870)
NET ASSETS — 100.0%		$214,320,575

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 50.9%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	197,937	$3,032,398
MML Blue Chip Growth Fund, Initial Class (a)	800,698	15,437,465
MML Equity Income Fund, Initial Class (a)	2,249,413	22,561,613
MML Focused Equity Fund, Class II (a)	2,878,092	19,571,026
MML Foreign Fund, Initial Class (a)	583,886	6,481,135
MML Fundamental Equity Fund, Class II (a)	834,254	9,860,881
MML Global Fund, Class I (a)	1,601,320	7,718,363
MML Income & Growth Fund, Initial Class (a)	568,567	4,935,161
MML Mid Cap Growth Fund, Initial Class (a)	836,912	8,251,949
MML Small Cap Growth Equity Fund, Initial Class (a)	159,492	1,771,321
MML Small/Mid Cap Value Fund, Initial Class (a)	238,884	1,975,573
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	823,666	6,614,041
MML VIP American Century Small Company Value Fund, Class II (a)	364,215	3,172,316
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	712,850	11,569,554
MML VIP MFS® International Equity Fund, Class II (a)	1,638,381	19,709,722
		142,662,518
Fixed Income Funds — 49.2%
Invesco Global Strategic Income Fund, Class R6	1,452,454	4,691,428
MassMutual High Yield Fund, Class I (a)	88,812	727,369
MML Inflation-Protected and Income Fund, Initial Class (a)	592,050	5,138,990
MML Managed Bond Fund, Initial Class (a)	5,305,665	58,709,646
MML Short-Duration Bond Fund, Class II (a)	1,324,463	12,118,839
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,890,337	52,836,324
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	494,087	3,730,355
		137,952,951
TOTAL MUTUAL FUNDS (Cost $283,427,418)		280,615,469
TOTAL LONG-TERM INVESTMENTS (Cost $283,427,418)		280,615,469
TOTAL INVESTMENTS — 100.1% (Cost $283,427,418) (b)		280,615,469
Other Assets/(Liabilities) — (0.1)%		(233,023)
NET ASSETS — 100.0%		$280,382,446

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 60.9%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	783,150	$11,997,862
MML Blue Chip Growth Fund, Initial Class (a)	3,244,592	62,555,727
MML Equity Income Fund, Initial Class (a)	9,129,255	91,566,427
MML Focused Equity Fund, Class II (a)	11,435,721	77,762,905
MML Foreign Fund, Initial Class (a)	2,348,566	26,069,086
MML Fundamental Equity Fund, Class II (a)	3,375,590	39,899,469
MML Global Fund, Class I (a)	6,329,636	30,508,846
MML Income & Growth Fund, Initial Class (a)	2,364,406	20,523,043
MML Mid Cap Growth Fund, Initial Class (a)	3,336,193	32,894,866
MML Small Cap Growth Equity Fund, Initial Class (a)	655,635	7,281,486
MML Small/Mid Cap Value Fund, Initial Class (a)	955,173	7,899,279
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	3,229,655	25,934,129
MML VIP American Century Small Company Value Fund, Class II (a)	1,460,395	12,720,039
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	2,875,910	46,676,026
MML VIP MFS® International Equity Fund, Class II (a)	6,459,971	77,713,454
		572,002,644
Fixed Income Funds — 39.2%
Invesco Global Strategic Income Fund, Class R6	3,828,108	12,364,790
MassMutual High Yield Fund, Class I (a)	235,548	1,929,139
MML Inflation-Protected and Income Fund, Initial Class (a)	1,556,509	13,510,494
MML Managed Bond Fund, Initial Class (a)	14,182,376	156,934,583
MML Short-Duration Bond Fund, Class II (a)	3,497,342	32,000,681
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	15,669,459	140,555,049
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,509,537	11,397,007
		368,691,743
TOTAL MUTUAL FUNDS (Cost $932,045,845)		940,694,387
TOTAL LONG-TERM INVESTMENTS (Cost $932,045,845)		940,694,387
TOTAL INVESTMENTS — 100.1% (Cost $932,045,845) (b)		940,694,387
Other Assets/(Liabilities) — (0.1)%		(743,320)
NET ASSETS — 100.0%		$939,951,067

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.6%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	1,004,731	$15,392,479
MML Blue Chip Growth Fund, Initial Class (a)	3,918,656	75,551,695
MML Equity Income Fund, Initial Class (a)	10,884,523	109,171,767
MML Focused Equity Fund, Class II (a)	13,623,364	92,638,873
MML Foreign Fund, Initial Class (a)	2,774,123	30,792,761
MML Fundamental Equity Fund, Class II (a)	4,015,430	47,462,382
MML Global Fund, Class I (a)	7,479,271	36,050,085
MML Income & Growth Fund, Initial Class (a)	2,902,191	25,191,017
MML Mid Cap Growth Fund, Initial Class (a)	4,003,531	39,474,814
MML Small Cap Growth Equity Fund, Initial Class (a)	777,856	8,638,870
MML Small/Mid Cap Value Fund, Initial Class (a)	1,130,665	9,350,597
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	3,828,292	30,741,184
MML VIP American Century Small Company Value Fund, Class II (a)	1,841,784	16,041,941
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	3,543,427	57,509,821
MML VIP MFS® International Equity Fund, Class II (a)	7,792,821	93,747,635
		687,755,921
Fixed Income Funds — 24.5%
Invesco Global Strategic Income Fund, Class R6	2,274,978	7,348,178
MassMutual High Yield Fund, Class I (a)	135,740	1,111,714
MML Inflation-Protected and Income Fund, Initial Class (a)	927,696	8,052,400
MML Managed Bond Fund, Initial Class (a)	8,522,415	94,304,487
MML Short-Duration Bond Fund, Class II (a)	2,123,283	19,428,044
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	9,475,554	84,995,716
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,050,702	7,932,797
		223,173,336
TOTAL MUTUAL FUNDS (Cost $899,393,210)		910,929,257
TOTAL LONG-TERM INVESTMENTS (Cost $899,393,210)		910,929,257
TOTAL INVESTMENTS — 100.1% (Cost $899,393,210) (b)		910,929,257
Other Assets/(Liabilities) — (0.1)%		(587,655)
NET ASSETS — 100.0%		$910,341,602

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 90.0%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	168,563	$2,582,383
MML Blue Chip Growth Fund, Initial Class (a)	653,498	12,599,438
MML Equity Income Fund, Initial Class (a)	1,795,101	18,004,864
MML Focused Equity Fund, Class II (a)	2,202,347	14,975,959
MML Foreign Fund, Initial Class (a)	467,263	5,186,615
MML Fundamental Equity Fund, Class II (a)	686,895	8,119,103
MML Global Fund, Class I (a)	1,215,707	5,859,707
MML Income & Growth Fund, Initial Class (a)	465,458	4,040,175
MML Mid Cap Growth Fund, Initial Class (a)	656,134	6,469,483
MML Small Cap Growth Equity Fund, Initial Class (a)	127,352	1,414,375
MML Small/Mid Cap Value Fund, Initial Class (a)	185,580	1,534,748
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	626,168	5,028,132
MML VIP American Century Small Company Value Fund, Class II (a)	286,979	2,499,588
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	606,978	9,851,251
MML VIP MFS® International Equity Fund, Class II (a)	1,305,687	15,707,410
		113,873,231
Fixed Income Funds — 10.1%
Invesco Global Strategic Income Fund, Class R6	122,878	396,896
MassMutual High Yield Fund, Class I (a)	7,215	59,095
MML Inflation-Protected and Income Fund, Initial Class (a)	50,206	435,784
MML Managed Bond Fund, Initial Class (a)	476,736	5,275,305
MML Short-Duration Bond Fund, Class II (a)	109,251	999,651
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	529,085	4,745,896
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	104,568	789,487
		12,702,114
TOTAL MUTUAL FUNDS (Cost $123,336,955)		126,575,345
TOTAL LONG-TERM INVESTMENTS (Cost $123,336,955)		126,575,345
TOTAL INVESTMENTS — 100.1% (Cost $123,336,955) (b)		126,575,345
Other Assets/(Liabilities) — (0.1)%		(98,062)
NET ASSETS — 100.0%		$126,477,283

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series® - Growth Fund, Class 1	2,423,848	$336,599,796
		336,599,796
TOTAL MUTUAL FUNDS (Cost $236,044,017)		336,599,796
TOTAL INVESTMENTS — 100.1% (Cost $236,044,017) (a)		336,599,796
Other Assets/(Liabilities) — (0.1)%		(364,621)
NET ASSETS — 100.0%		$336,235,175

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 65.5%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,340,766	$156,222,753
American Funds Insurance Series® International Fund, Class 1	2,683,040	58,275,630
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	8,616,105	155,003,730
		369,502,113
Fixed Income Funds — 34.6%
American Funds Insurance Series® The Bond Fund Of America, Class 1	19,993,508	195,136,636
TOTAL MUTUAL FUNDS (Cost $496,566,998)		564,638,749
TOTAL LONG-TERM INVESTMENTS (Cost $496,566,998)		564,638,749
TOTAL INVESTMENTS — 100.1% (Cost $496,566,998) (a)		564,638,749
Other Assets/(Liabilities) — (0.1)%		(672,191)
NET ASSETS — 100.0%		$563,966,558

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Communication Services — 14.0%
Alphabet, Inc. Class A	20,169	$4,903,084
Alphabet, Inc. Class C	74,806	18,219,001
Meta Platforms, Inc. Class A	39,323	28,878,025
Netflix, Inc. (a)	10,298	12,346,478
T-Mobile US, Inc.	18,610	4,454,862
		68,801,450
Consumer Discretionary — 15.8%
Amazon.com, Inc. (a)	137,464	30,182,971
Booking Holdings, Inc.	853	4,605,577
Carvana Co. (a)	42,029	15,855,020
Chipotle Mexican Grill, Inc. (a)	58,484	2,291,988
DoorDash, Inc., Class A (a)	10,155	2,762,058
Ross Stores, Inc.	11,793	1,797,135
Sea Ltd. ADR (a)	13,322	2,381,041
Tesla, Inc. (a)	34,123	15,175,181
TJX Cos., Inc.	15,566	2,249,910
		77,300,881
Consumer Staples — 0.7%
Colgate-Palmolive Co.	17,352	1,387,119
Mondelez International, Inc. Class A	13,937	870,644
Procter & Gamble Co.	8,020	1,232,273
		3,490,036
Financials — 7.8%
Adyen NV ADR (a)	28	448
Adyen NV (a) (b)	524	840,941
Charles Schwab Corp.	14,836	1,416,393
Chubb Ltd.	14,288	4,032,788
Goldman Sachs Group, Inc.	2,309	1,838,772
Marsh & McLennan Cos., Inc.	8,015	1,615,263
Mastercard, Inc. Class A	19,492	11,087,245
Morgan Stanley	12,319	1,958,228
S&P Global, Inc.	2,941	1,431,414
Visa, Inc. Class A	41,047	14,012,625
		38,234,117
Health Care — 5.5%
Danaher Corp.	11,877	2,354,734
Eli Lilly & Co.	14,358	10,955,154
Intuitive Surgical, Inc. (a)	12,898	5,768,373
Stryker Corp.	5,877	2,172,551
Thermo Fisher Scientific, Inc.	5,017	2,433,345

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	10,164	$3,509,629
		27,193,786
Industrials — 3.2%
Cintas Corp.	5,621	1,153,766
GE Vernova, Inc.	5,144	3,163,045
General Electric Co.	29,407	8,846,214
Old Dominion Freight Line, Inc.	6,270	882,691
TransDigm Group, Inc.	942	1,241,575
Veralto Corp.	2,311	246,376
		15,533,667
Information Technology — 50.5%
Apple, Inc.	170,848	43,503,026
ASML Holding NV	3,854	3,731,019
Broadcom, Inc.	70,191	23,156,713
Crowdstrike Holdings, Inc. Class A (a)	3,863	1,894,338
Datadog, Inc. Class A (a)	5,312	756,429
Microsoft Corp.	125,381	64,941,089
Monolithic Power Systems, Inc.	2,578	2,373,410
NVIDIA Corp.	401,956	74,996,951
Oracle Corp.	25,100	7,059,124
Palantir Technologies, Inc. Class A (a)	7,653	1,396,060
Roper Technologies, Inc.	3,958	1,973,815
ServiceNow, Inc. (a)	8,989	8,272,397
Shopify, Inc. Class A (a)	29,549	4,391,277
Synopsys, Inc. (a)	5,206	2,568,588
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	9,694	2,707,437
TE Connectivity PLC	10,185	2,235,913
Texas Instruments, Inc.	6,814	1,251,936
		247,209,522
Materials — 0.7%
Linde PLC (LIN US)	3,468	1,647,300
Sherwin-Williams Co.	4,944	1,711,909
		3,359,209
Utilities — 0.5%
Constellation Energy Corp.	7,877	2,592,084
TOTAL COMMON STOCK (Cost $260,922,418)		483,714,752
TOTAL EQUITIES (Cost $260,922,418)		483,714,752

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 6/01/30 (b)	$367,750	$384,746
9.000% 6/01/31 (b)	501,719	568,061
		952,807
TOTAL CORPORATE DEBT (Cost $916,971)		952,807
TOTAL BONDS & NOTES (Cost $916,971)		952,807
	Number of Shares
Exchange-Traded Funds — 1.0%
iShares Russell 1000 Growth ETF	3,680	1,723,749
SPDR S&P 500 ETF Trust	4,900	3,264,282
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,953,100)		4,988,031
TOTAL LONG-TERM INVESTMENTS (Cost $266,792,489)		489,655,590
Short-Term Investments — 0.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.142% (c)	116	116
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$860,107	860,107
TOTAL SHORT-TERM INVESTMENTS (Cost $860,223)		860,223
TOTAL INVESTMENTS — 100.1% (Cost $267,652,712) (e)		490,515,813
Other Assets/(Liabilities) — (0.1)%		(581,965)
NET ASSETS — 100.0%		$489,933,848

Abbreviation Legend
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $1,793,748 or 0.37% of net assets.
(c)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(d)	Maturity value of $860,167. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $877,415.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.4%
Communication Services — 6.3%
Alphabet, Inc. Class A	31,232	$7,592,499
Alphabet, Inc. Class C	23,969	5,837,650
Comcast Corp. Class A	74,689	2,346,728
Meta Platforms, Inc. Class A	3,997	2,935,317
News Corp. Class A	145,823	4,478,224
T-Mobile US, Inc.	2,533	606,350
Verizon Communications, Inc.	15,011	659,733
Walt Disney Co.	41,059	4,701,256
		29,157,757
Consumer Discretionary — 4.5%
Amazon.com, Inc. (a)	32,738	7,188,283
Home Depot, Inc.	10,716	4,342,016
Las Vegas Sands Corp.	111,028	5,972,196
Mattel, Inc. (a)	89,136	1,500,159
Volkswagen AG ADR	191,960	2,069,329
		21,071,983
Consumer Staples — 8.0%
Colgate-Palmolive Co.	65,591	5,243,345
Conagra Brands, Inc.	60,955	1,116,086
Dollar General Corp.	10,381	1,072,876
Kenvue, Inc.	293,647	4,765,891
Keurig Dr. Pepper, Inc.	12,277	313,186
Kimberly-Clark Corp.	59,887	7,446,350
Philip Morris International, Inc.	36,906	5,986,153
Procter & Gamble Co.	33,137	5,091,500
Tyson Foods, Inc. Class A	64,708	3,513,644
Walmart, Inc.	24,730	2,548,674
		37,097,705
Energy — 8.8%
Chevron Corp.	22,779	3,537,351
ConocoPhillips	67,198	6,356,259
EOG Resources, Inc.	14,614	1,638,522
EQT Corp.	33,742	1,836,577
Expand Energy Corp.	27,324	2,902,902
Exxon Mobil Corp.	51,642	5,822,635
Phillips 66	15,567	2,117,423
Schlumberger NV	86,785	2,982,800
South Bow Corp. (b)	63,962	1,809,890
TC Energy Corp.	39,931	2,172,646
TotalEnergies SE	102,308	6,242,933
TotalEnergies SE Sponsored ADR (b)	16,079	959,756

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams Cos., Inc.	40,744	$2,581,132
		40,960,826
Financials — 22.6%
Allstate Corp.	14,406	3,092,248
American International Group, Inc.	69,250	5,438,895
Apollo Global Management, Inc.	8,777	1,169,711
Bank of America Corp.	133,574	6,891,083
Charles Schwab Corp.	94,054	8,979,335
Chubb Ltd.	20,500	5,786,125
Citigroup, Inc.	89,924	9,127,286
Corebridge Financial, Inc.	58,416	1,872,233
Equitable Holdings, Inc.	117,087	5,945,678
Fifth Third Bancorp	106,653	4,751,391
Fiserv, Inc. (a)	21,007	2,708,433
Global Payments, Inc.	7,190	597,345
Hartford Insurance Group, Inc.	31,580	4,212,456
Huntington Bancshares, Inc.	282,490	4,878,602
JP Morgan Chase & Co.	28,907	9,118,135
Loews Corp.	49,826	5,002,032
MetLife, Inc.	120,896	9,958,204
Morgan Stanley	5,170	821,823
State Street Corp.	21,940	2,545,259
US Bancorp	108,942	5,265,167
Wells Fargo & Co.	86,779	7,273,816
		105,435,257
Health Care — 12.9%
AstraZeneca PLC Sponsored ADR	38,828	2,978,884
Becton Dickinson & Co.	35,934	6,725,767
Biogen, Inc. (a)	8,447	1,183,256
Bristol-Myers Squibb Co.	42,585	1,920,583
Cardinal Health, Inc.	1,433	224,924
Cigna Group	15,027	4,331,533
CVS Health Corp.	86,599	6,528,699
Elevance Health, Inc.	20,332	6,569,676
Humana, Inc.	2,582	671,759
Johnson & Johnson	10,988	2,037,395
Medtronic PLC	42,569	4,054,271
Merck & Co., Inc.	40,329	3,384,813
Sanofi SA	20,193	1,908,729
Sanofi SA ADR	22,035	1,040,052
Thermo Fisher Scientific, Inc.	4,899	2,376,113
UnitedHealth Group, Inc.	12,360	4,267,908
Viatris, Inc.	345,008	3,415,579
Zimmer Biomet Holdings, Inc.	67,915	6,689,627
		60,309,568
Industrials — 13.2%
3M Co.	6,473	1,004,480
AGCO Corp.	19,130	2,048,249
Boeing Co. (a)	29,358	6,336,337
CSX Corp.	131,604	4,673,258

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cummins, Inc.	5,918	$2,499,586
Dover Corp.	5,379	897,379
Fortive Corp.	62,494	3,061,581
General Electric Co.	19,271	5,797,102
L3Harris Technologies, Inc.	27,563	8,418,016
Norfolk Southern Corp.	3,216	966,119
Rockwell Automation, Inc.	9,234	3,227,560
Siemens AG Registered	22,688	6,121,634
Southwest Airlines Co. (b)	145,832	4,653,499
Stanley Black & Decker, Inc.	76,987	5,722,444
Union Pacific Corp.	12,741	3,011,590
United Parcel Service, Inc. Class B	35,859	2,995,302
		61,434,136
Information Technology — 9.2%
Accenture PLC Class A	12,350	3,045,510
Adobe, Inc. (a)	1,158	408,485
Advanced Micro Devices, Inc. (a)	15,322	2,478,946
Applied Materials, Inc.	16,372	3,352,003
Intel Corp.	75,311	2,526,684
Microsoft Corp.	9,596	4,970,248
QUALCOMM, Inc.	56,986	9,480,191
Ralliant Corp.	30,471	1,332,497
Salesforce, Inc.	20,582	4,877,934
Samsung Electronics Co. Ltd.	89,184	5,360,527
TE Connectivity PLC	2,555	560,899
Texas Instruments, Inc.	23,861	4,383,982
		42,777,906
Materials — 3.0%
Avery Dennison Corp.	4,785	775,984
CF Industries Holdings, Inc.	63,852	5,727,524
International Paper Co.	129,296	5,999,334
West Fraser Timber Co. Ltd.	25,476	1,731,859
		14,234,701
Real Estate — 3.7%
CubeSmart	2,955	120,150
Equity Residential	96,929	6,274,214
Rayonier, Inc.	103,733	2,753,074
Rexford Industrial Realty, Inc. (b)	69,306	2,849,170
Sun Communities, Inc.	6,462	833,598
Weyerhaeuser Co.	180,646	4,478,214
		17,308,420
Utilities — 6.2%
Alliant Energy Corp.	1,829	123,293
Ameren Corp.	54,020	5,638,608
Dominion Energy, Inc.	41,030	2,509,805
NextEra Energy, Inc.	50,662	3,824,474
PG&E Corp.	17,700	266,916
Sempra	50,638	4,556,407

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Co.	104,016	$9,857,596
Xcel Energy, Inc.	25,483	2,055,204
		28,832,303
TOTAL COMMON STOCK (Cost $391,444,873)		458,620,562
Preferred Stock — 0.5%
Industrials — 0.5%
Boeing Co. Convertible
6.000%	32,577	2,266,382
TOTAL PREFERRED STOCK (Cost $1,743,485)		2,266,382
TOTAL EQUITIES (Cost $393,188,358)		460,886,944
TOTAL LONG-TERM INVESTMENTS (Cost $393,188,358)		460,886,944
Short-Term Investments — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	970,998	970,998
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.142% (d)	110	110
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (e)	$4,825,908	4,825,908
TOTAL SHORT-TERM INVESTMENTS (Cost $5,797,016)		5,797,016
TOTAL INVESTMENTS — 100.1% (Cost $398,985,374) (f)		466,683,960
Other Assets/(Liabilities) — (0.1)%		(473,735)
NET ASSETS — 100.0%		$466,210,225

Abbreviation Legend
ADR	American Depositary Receipt

MML Equity Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $10,175,142 or 2.18% of net assets. The Fund received $9,609,246 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(e)	Maturity value of $4,826,243. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $4,922,451.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 10.1%
Alphabet, Inc. Class A	67,713	$16,461,030
Alphabet, Inc. Class C	54,359	13,239,134
AT&T, Inc.	83,234	2,350,528
Charter Communications, Inc. Class A (a)	1,056	290,511
Comcast Corp. Class A	42,869	1,346,944
Electronic Arts, Inc.	2,639	532,286
Fox Corp. Class A	2,347	148,002
Fox Corp. Class B	1,590	91,091
Interpublic Group of Cos., Inc.	3,961	110,552
Live Nation Entertainment, Inc. (a)	1,860	303,924
Match Group, Inc.	2,664	94,093
Meta Platforms, Inc. Class A	25,248	18,541,626
Netflix, Inc. (a)	4,946	5,929,858
News Corp. Class A	4,237	130,118
News Corp. Class B	1,399	48,335
Omnicom Group, Inc.	2,222	181,160
Paramount Skydance Corp. Class B (b)	3,646	68,982
T-Mobile US, Inc.	5,608	1,342,443
Take-Two Interactive Software, Inc. (a)	2,013	520,079
TKO Group Holdings, Inc.	837	169,041
Trade Desk, Inc. Class A (a)	5,373	263,331
Verizon Communications, Inc.	49,080	2,157,066
Walt Disney Co.	20,929	2,396,371
Warner Bros Discovery, Inc. (a)	28,819	562,835
		67,279,340
Consumer Discretionary — 10.5%
Airbnb, Inc. Class A (a)	5,046	612,685
Amazon.com, Inc. (a)	112,972	24,805,262
Aptiv PLC (a)	2,626	226,414
AutoZone, Inc. (a)	196	840,887
Best Buy Co., Inc.	2,213	167,347
Booking Holdings, Inc.	377	2,035,525
CarMax, Inc. (a)	1,634	73,318
Carnival Corp. (a)	12,583	363,774
Chipotle Mexican Grill, Inc. (a)	15,844	620,926
Darden Restaurants, Inc.	1,398	266,123
Deckers Outdoor Corp. (a)	1,742	176,587
Domino’s Pizza, Inc.	350	151,098
DoorDash, Inc., Class A (a)	4,309	1,172,005
DR Horton, Inc.	3,288	557,217
eBay, Inc.	5,344	486,037
Expedia Group, Inc.	1,358	290,272
Ford Motor Co.	45,927	549,287
Garmin Ltd.	1,854	456,492
General Motors Co.	10,944	667,256
Genuine Parts Co.	1,615	223,839

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hasbro, Inc.	1,428	$108,314
Hilton Worldwide Holdings, Inc.	2,723	706,455
Home Depot, Inc.	11,581	4,692,505
Las Vegas Sands Corp.	3,527	189,717
Lennar Corp. Class A	2,612	329,216
LKQ Corp.	3,288	100,415
Lowe’s Cos., Inc.	6,509	1,635,777
Lululemon Athletica, Inc. (a)	1,291	229,708
Marriott International, Inc. Class A	2,599	676,884
McDonald’s Corp.	8,307	2,524,414
MGM Resorts International (a)	2,363	81,902
Mohawk Industries, Inc. (a)	672	86,634
NIKE, Inc. Class B	13,853	965,970
Norwegian Cruise Line Holdings Ltd. (a)	5,565	137,066
NVR, Inc. (a)	32	257,109
O’Reilly Automotive, Inc. (a)	9,807	1,057,293
Pool Corp.	365	113,176
PulteGroup, Inc.	2,366	312,620
Ralph Lauren Corp.	449	140,788
Ross Stores, Inc.	3,777	575,577
Royal Caribbean Cruises Ltd.	2,916	943,559
Starbucks Corp.	13,351	1,129,495
Tapestry, Inc.	2,414	273,313
Tesla, Inc. (a)	32,665	14,526,779
TJX Cos., Inc.	12,986	1,876,996
Tractor Supply Co.	6,065	344,917
Ulta Beauty, Inc. (a)	513	280,483
Williams-Sonoma, Inc.	1,444	282,230
Wynn Resorts Ltd.	993	127,372
Yum! Brands, Inc.	3,282	498,864
		69,947,899
Consumer Staples — 4.9%
Altria Group, Inc.	19,504	1,288,434
Archer-Daniels-Midland Co.	5,676	339,084
Brown-Forman Corp. Class B	2,358	63,855
Bunge Global SA	1,665	135,281
Campbell’s Co.	2,529	79,866
Church & Dwight Co., Inc.	2,745	240,544
Clorox Co.	1,427	175,949
Coca-Cola Co.	45,087	2,990,170
Colgate-Palmolive Co.	9,530	761,828
Conagra Brands, Inc.	6,038	110,556
Constellation Brands, Inc. Class A	1,621	218,300
Costco Wholesale Corp.	5,162	4,778,102
Dollar General Corp.	2,598	268,503
Dollar Tree, Inc. (a)	2,354	222,147
Estee Lauder Cos., Inc. Class A	2,733	240,832
General Mills, Inc.	6,313	318,301
Hershey Co.	1,753	327,899
Hormel Foods Corp.	3,728	92,231
J.M. Smucker Co.	1,170	127,062
Kellanova	3,185	261,234
Kenvue, Inc.	22,576	366,409

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Dr. Pepper, Inc.	16,091	$410,481
Kimberly-Clark Corp.	3,933	489,029
Kraft Heinz Co.	9,820	255,713
Kroger Co.	7,157	482,453
Lamb Weston Holdings, Inc.	1,464	85,029
McCormick & Co., Inc.	2,938	196,582
Molson Coors Beverage Co. Class B	1,872	84,708
Mondelez International, Inc. Class A	14,912	931,553
Monster Beverage Corp. (a)	8,257	555,779
PepsiCo, Inc.	15,937	2,238,192
Philip Morris International, Inc.	18,119	2,938,902
Procter & Gamble Co.	27,266	4,189,421
Sysco Corp.	5,657	465,797
Target Corp.	5,263	472,091
Tyson Foods, Inc. Class A	3,277	177,941
Walmart, Inc.	50,805	5,235,963
		32,616,221
Energy — 2.9%
APA Corp. (b)	4,495	109,139
Baker Hughes Co.	11,624	566,321
Chevron Corp.	22,403	3,478,962
ConocoPhillips	14,538	1,375,150
Coterra Energy, Inc.	8,599	203,366
Devon Energy Corp.	7,158	250,960
Diamondback Energy, Inc.	2,233	319,542
EOG Resources, Inc.	6,418	719,586
EQT Corp.	6,879	374,424
Expand Energy Corp.	2,504	266,025
Exxon Mobil Corp.	49,626	5,595,332
Halliburton Co.	10,060	247,476
Kinder Morgan, Inc.	22,425	634,852
Marathon Petroleum Corp.	3,501	674,783
Occidental Petroleum Corp.	8,109	383,150
ONEOK, Inc.	7,396	539,686
Phillips 66	4,763	647,863
Schlumberger NV	17,622	605,668
Targa Resources Corp.	2,533	424,379
Texas Pacific Land Corp.	224	209,135
Valero Energy Corp.	3,616	615,660
Williams Cos., Inc.	14,358	909,579
		19,151,038
Financials — 13.4%
Aflac, Inc.	5,538	618,595
Allstate Corp.	3,070	658,975
American Express Co.	6,318	2,098,587
American International Group, Inc.	6,449	506,504
Ameriprise Financial, Inc.	1,107	543,814
Aon PLC Class A	2,484	885,745
Apollo Global Management, Inc.	5,357	713,927
Arch Capital Group Ltd.	4,331	392,952
Arthur J Gallagher & Co.	3,011	932,627
Assurant, Inc.	553	119,780

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of America Corp.	79,323	$4,092,274
Bank of New York Mellon Corp.	8,210	894,562
Berkshire Hathaway, Inc. Class B (a)	21,346	10,731,488
Blackrock, Inc.	1,677	1,955,164
Blackstone, Inc.	8,580	1,465,893
Block, Inc. (a)	6,397	462,311
Brown & Brown, Inc.	3,358	314,947
Capital One Financial Corp.	7,433	1,580,107
Cboe Global Markets, Inc.	1,247	305,827
Charles Schwab Corp.	19,862	1,896,225
Chubb Ltd.	4,304	1,214,804
Cincinnati Financial Corp.	1,856	293,434
Citigroup, Inc.	21,429	2,175,043
Citizens Financial Group, Inc.	5,122	272,286
CME Group, Inc.	4,229	1,142,633
Coinbase Global, Inc. Class A (a)	2,633	888,611
Corpay, Inc. (a)	827	238,226
Erie Indemnity Co. Class A	309	98,311
Everest Group Ltd.	488	170,912
FactSet Research Systems, Inc.	438	125,483
Fidelity National Information Services, Inc.	6,208	409,356
Fifth Third Bancorp	7,562	336,887
Fiserv, Inc. (a)	6,319	814,709
Franklin Resources, Inc.	3,950	91,363
Global Payments, Inc.	2,861	237,692
Globe Life, Inc.	920	131,532
Goldman Sachs Group, Inc.	3,524	2,806,337
Hartford Insurance Group, Inc.	3,333	444,589
Huntington Bancshares, Inc.	17,235	297,648
Interactive Brokers Group, Inc. Class A	5,123	352,514
Intercontinental Exchange, Inc.	6,630	1,117,022
Invesco Ltd.	4,872	111,764
Jack Henry & Associates, Inc.	819	121,974
JP Morgan Chase & Co.	32,008	10,096,283
KeyCorp.	10,651	199,067
KKR & Co., Inc.	7,960	1,034,402
Loews Corp.	2,014	202,185
M&T Bank Corp.	1,804	356,506
Marsh & McLennan Cos., Inc.	5,694	1,147,512
Mastercard, Inc. Class A	9,609	5,465,695
MetLife, Inc.	6,585	542,406
Moody’s Corp.	1,819	866,717
Morgan Stanley	14,122	2,244,833
MSCI, Inc.	915	519,180
Nasdaq, Inc.	5,277	466,751
Northern Trust Corp.	2,154	289,928
PayPal Holdings, Inc. (a)	11,115	745,372
PNC Financial Services Group, Inc.	4,553	914,834
Principal Financial Group, Inc.	2,418	200,476
Progressive Corp.	6,812	1,682,223
Prudential Financial, Inc.	4,098	425,127
Raymond James Financial, Inc.	2,066	356,592
Regions Financial Corp.	10,662	281,157
Robinhood Markets, Inc. Class A (a)	9,009	1,289,909
S&P Global, Inc.	3,638	1,770,651

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Corp.	3,261	$378,309
Synchrony Financial	4,352	309,210
T. Rowe Price Group, Inc.	2,617	268,609
Travelers Cos., Inc.	2,648	739,375
Truist Financial Corp.	14,818	677,479
US Bancorp	18,321	885,454
Visa, Inc. Class A	19,774	6,750,448
W. R. Berkley Corp.	3,566	273,227
Wells Fargo & Co.	37,290	3,125,648
Willis Towers Watson PLC	1,138	393,122
		89,962,121
Health Care — 8.8%
Abbott Laboratories	20,260	2,713,624
AbbVie, Inc.	20,564	4,761,389
Agilent Technologies, Inc.	3,274	420,218
Align Technology, Inc. (a)	790	98,924
Amgen, Inc.	6,250	1,763,750
Baxter International, Inc.	5,797	131,998
Becton Dickinson & Co.	3,307	618,971
Bio-Techne Corp.	1,707	94,960
Biogen, Inc. (a)	1,733	242,759
Boston Scientific Corp. (a)	17,198	1,679,041
Bristol-Myers Squibb Co.	23,931	1,079,288
Cardinal Health, Inc.	2,830	444,197
Cencora, Inc.	2,257	705,380
Centene Corp. (a)	5,337	190,424
Charles River Laboratories International, Inc. (a)	548	85,740
Cigna Group	3,141	905,393
Cooper Cos., Inc. (a)	2,263	155,151
CVS Health Corp.	14,876	1,121,502
Danaher Corp.	7,386	1,464,348
DaVita, Inc. (a)	447	59,393
Dexcom, Inc. (a)	4,511	303,545
Edwards Lifesciences Corp. (a)	6,977	542,601
Elevance Health, Inc.	2,593	837,850
Eli Lilly & Co.	9,250	7,057,750
GE HealthCare Technologies, Inc. (a)	5,274	396,077
Gilead Sciences, Inc.	14,444	1,603,284
HCA Healthcare, Inc.	1,907	812,763
Henry Schein, Inc. (a) (b)	1,315	87,277
Hologic, Inc. (a)	2,507	169,197
Humana, Inc.	1,371	356,693
IDEXX Laboratories, Inc. (a)	931	594,807
Incyte Corp. (a)	1,778	150,792
Insulet Corp. (a)	831	256,555
Intuitive Surgical, Inc. (a)	4,169	1,864,502
IQVIA Holdings, Inc. (a)	1,972	374,562
Johnson & Johnson	28,034	5,198,064
Labcorp Holdings, Inc.	985	282,754
McKesson Corp.	1,442	1,114,003
Medtronic PLC	14,872	1,416,409
Merck & Co., Inc.	29,075	2,440,265
Mettler-Toledo International, Inc. (a)	234	287,261

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moderna, Inc. (a)	3,787	$97,818
Molina Healthcare, Inc. (a)	638	122,088
Pfizer, Inc.	66,030	1,682,444
Quest Diagnostics, Inc.	1,274	242,799
Regeneron Pharmaceuticals, Inc.	1,186	666,852
ResMed, Inc.	1,714	469,173
Revvity, Inc. (b)	1,347	118,065
Solventum Corp. (a)	1,749	127,677
STERIS PLC	1,175	290,742
Stryker Corp.	3,991	1,475,353
Thermo Fisher Scientific, Inc.	4,396	2,132,148
UnitedHealth Group, Inc.	10,542	3,640,153
Universal Health Services, Inc. Class B	638	130,433
Vertex Pharmaceuticals, Inc. (a)	2,969	1,162,779
Viatris, Inc.	13,081	129,502
Waters Corp. (a)	700	209,867
West Pharmaceutical Services, Inc.	830	217,734
Zimmer Biomet Holdings, Inc.	2,321	228,619
Zoetis, Inc.	5,101	746,378
		58,774,085
Industrials — 8.2%
3M Co.	6,174	958,081
A.O. Smith Corp.	1,459	107,105
Allegion PLC	972	172,384
AMETEK, Inc.	2,722	511,736
Automatic Data Processing, Inc.	4,704	1,380,624
Axon Enterprise, Inc. (a)	914	655,923
Boeing Co. (a)	8,774	1,893,692
Broadridge Financial Solutions, Inc.	1,403	334,153
Builders FirstSource, Inc. (a)	1,290	156,413
C.H. Robinson Worldwide, Inc.	1,317	174,371
Carrier Global Corp.	9,375	559,688
Caterpillar, Inc.	5,453	2,601,899
Cintas Corp.	4,036	828,429
Copart, Inc. (a)	10,372	466,429
CSX Corp.	21,389	759,523
Cummins, Inc.	1,620	684,239
Dayforce, Inc. (a)	1,763	121,453
Deere & Co.	2,926	1,337,943
Delta Air Lines, Inc.	7,400	419,950
Dover Corp.	1,635	272,767
Eaton Corp. PLC	4,532	1,696,101
EMCOR Group, Inc.	521	338,410
Emerson Electric Co.	6,614	867,625
Equifax, Inc.	1,421	364,529
Expeditors International of Washington, Inc.	1,610	197,370
Fastenal Co.	13,201	647,377
FedEx Corp.	2,562	604,145
Fortive Corp.	4,063	199,046
GE Vernova, Inc.	3,169	1,948,618
Generac Holdings, Inc. (a)	645	107,973
General Dynamics Corp.	2,962	1,010,042
General Electric Co.	12,344	3,713,322

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	7,391	$1,555,806
Howmet Aerospace, Inc.	4,747	931,504
Hubbell, Inc.	634	272,817
Huntington Ingalls Industries, Inc.	429	123,513
IDEX Corp.	855	139,160
Illinois Tool Works, Inc.	3,059	797,665
Ingersoll Rand, Inc.	4,210	347,830
Jacobs Solutions, Inc.	1,429	214,150
JB Hunt Transport Services, Inc.	885	118,740
Johnson Controls International PLC	7,554	830,562
L3Harris Technologies, Inc.	2,153	657,548
Leidos Holdings, Inc.	1,462	276,260
Lennox International, Inc.	374	197,981
Lockheed Martin Corp.	2,392	1,194,110
Masco Corp.	2,376	167,247
Nordson Corp.	600	136,170
Norfolk Southern Corp.	2,640	793,082
Northrop Grumman Corp.	1,557	948,711
Old Dominion Freight Line, Inc.	2,152	302,959
Otis Worldwide Corp.	4,606	421,127
PACCAR, Inc.	6,060	595,819
Parker-Hannifin Corp.	1,501	1,137,983
Paychex, Inc.	3,824	484,730
Paycom Software, Inc.	590	122,803
Pentair PLC	1,913	211,884
Quanta Services, Inc.	1,711	709,073
Republic Services, Inc.	2,328	534,229
Rockwell Automation, Inc.	1,316	459,981
Rollins, Inc.	3,230	189,730
RTX Corp.	15,581	2,607,169
Snap-on, Inc.	608	210,690
Southwest Airlines Co. (b)	6,434	205,309
Stanley Black & Decker, Inc.	1,698	126,212
Textron, Inc.	2,099	177,345
Trane Technologies PLC	2,572	1,085,281
TransDigm Group, Inc.	660	869,893
Uber Technologies, Inc. (a)	24,275	2,378,222
Union Pacific Corp.	6,903	1,631,662
United Airlines Holdings, Inc. (a)	3,732	360,138
United Parcel Service, Inc. Class B	8,619	719,945
United Rentals, Inc.	749	715,040
Veralto Corp.	2,951	314,606
Verisk Analytics, Inc.	1,667	419,267
W.W. Grainger, Inc.	507	483,151
Waste Management, Inc.	4,306	950,894
Westinghouse Air Brake Technologies Corp.	1,953	391,518
Xylem, Inc.	2,790	411,525
		55,022,401
Information Technology — 34.5%
Accenture PLC Class A	7,250	1,787,850
Adobe, Inc. (a)	4,938	1,741,879
Advanced Micro Devices, Inc. (a)	18,891	3,056,375
Akamai Technologies, Inc. (a)	1,666	126,216

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A	14,224	$1,760,220
Analog Devices, Inc.	5,751	1,413,021
Apple, Inc.	172,749	43,987,078
Applied Materials, Inc.	9,341	1,912,476
AppLovin Corp. Class A (a)	3,151	2,264,120
Arista Networks, Inc. (a)	11,971	1,744,294
Autodesk, Inc. (a)	2,516	799,258
Broadcom, Inc.	54,751	18,062,902
Cadence Design Systems, Inc. (a)	3,191	1,120,871
CDW Corp.	1,588	252,937
Cisco Systems, Inc.	46,096	3,153,888
Cognizant Technology Solutions Corp. Class A	5,813	389,878
Corning, Inc.	9,043	741,797
Crowdstrike Holdings, Inc. Class A (a)	2,884	1,414,256
Datadog, Inc. Class A (a)	3,737	532,149
Dell Technologies, Inc. Class C	3,466	491,375
EPAM Systems, Inc. (a)	590	88,966
F5, Inc. (a)	671	216,860
Fair Isaac Corp. (a)	275	411,546
First Solar, Inc. (a)	1,239	273,237
Fortinet, Inc. (a)	7,466	627,741
Gartner, Inc. (a)	881	231,588
Gen Digital, Inc.	6,244	177,267
GoDaddy, Inc. Class A (a)	1,569	214,686
Hewlett Packard Enterprise Co.	14,915	366,312
HP, Inc.	11,137	303,260
Intel Corp.	51,293	1,720,880
International Business Machines Corp.	10,843	3,059,461
Intuit, Inc.	3,247	2,217,409
Jabil, Inc.	1,278	277,543
Keysight Technologies, Inc. (a)	1,967	344,068
KLA Corp.	1,535	1,655,651
Lam Research Corp.	14,732	1,972,615
Microchip Technology, Inc.	6,168	396,109
Micron Technology, Inc.	13,018	2,178,172
Microsoft Corp.	86,526	44,816,142
Monolithic Power Systems, Inc.	551	507,273
Motorola Solutions, Inc.	1,963	897,660
NetApp, Inc.	2,408	285,252
NVIDIA Corp.	284,028	52,993,944
NXP Semiconductors NV	2,953	672,487
ON Semiconductor Corp. (a)	4,931	243,148
Oracle Corp.	19,291	5,425,401
Palantir Technologies, Inc. Class A (a)	26,474	4,829,387
Palo Alto Networks, Inc. (a)	7,786	1,585,385
PTC, Inc. (a)	1,413	286,867
QUALCOMM, Inc.	12,555	2,088,650
Roper Technologies, Inc.	1,252	624,360
Salesforce, Inc.	11,128	2,637,336
Seagate Technology Holdings PLC	2,430	573,626
ServiceNow, Inc. (a)	2,434	2,239,962
Skyworks Solutions, Inc.	1,765	135,870
Super Micro Computer, Inc. (a) (b)	5,944	284,955
Synopsys, Inc. (a)	2,175	1,073,123
TE Connectivity PLC	3,432	753,427

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teledyne Technologies, Inc. (a)	553	$324,080
Teradyne, Inc.	1,856	255,460
Texas Instruments, Inc.	10,572	1,942,394
Trimble, Inc. (a)	2,838	231,723
Tyler Technologies, Inc. (a)	509	266,288
VeriSign, Inc.	981	274,258
Western Digital Corp.	4,129	495,728
Workday, Inc. Class A (a)	2,547	613,139
Zebra Technologies Corp. Class A (a)	594	176,513
		231,020,049
Materials — 1.8%
Air Products & Chemicals, Inc.	2,603	709,890
Albemarle Corp.	1,488	120,647
Amcor PLC	26,931	220,296
Avery Dennison Corp.	912	147,899
Ball Corp.	3,360	169,411
CF Industries Holdings, Inc.	1,962	175,991
Corteva, Inc.	7,828	529,408
Dow, Inc.	8,208	188,210
DuPont de Nemours, Inc.	4,767	371,349
Eastman Chemical Co.	1,412	89,027
Ecolab, Inc.	2,958	810,078
Freeport-McMoRan, Inc.	16,775	657,916
International Flavors & Fragrances, Inc.	2,995	184,312
International Paper Co.	6,265	290,696
Linde PLC (LIN US)	5,458	2,592,550
LyondellBasell Industries NV Class A	2,985	146,384
Martin Marietta Materials, Inc.	708	446,238
Mosaic Co.	3,893	135,009
Newmont Corp. (NEM US)	12,765	1,076,217
Nucor Corp.	2,670	361,598
Packaging Corp. of America	1,036	225,776
PPG Industries, Inc.	2,603	273,601
Sherwin-Williams Co.	2,686	930,054
Smurfit WestRock PLC	5,843	248,737
Steel Dynamics, Inc.	1,651	230,199
Vulcan Materials Co.	1,534	471,889
		11,803,382
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc.	1,735	144,595
American Tower Corp.	5,491	1,056,029
AvalonBay Communities, Inc.	1,708	329,934
BXP, Inc.	1,600	118,944
Camden Property Trust	1,184	126,428
CBRE Group, Inc. Class A (a)	3,449	543,424
CoStar Group, Inc. (a)	4,886	412,232
Crown Castle, Inc.	5,121	494,125
Digital Realty Trust, Inc.	3,776	652,795
Equinix, Inc.	1,150	900,726
Equity Residential	4,055	262,480
Essex Property Trust, Inc.	748	200,210
Extra Space Storage, Inc.	2,433	342,907

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Realty Investment Trust	984	$99,689
Healthpeak Properties, Inc.	7,850	150,328
Host Hotels & Resorts, Inc.	7,688	130,850
Invitation Homes, Inc.	6,667	195,543
Iron Mountain, Inc.	3,528	359,644
Kimco Realty Corp.	7,894	172,484
Mid-America Apartment Communities, Inc.	1,363	190,452
Prologis, Inc.	10,739	1,229,830
Public Storage	1,798	519,352
Realty Income Corp.	10,435	634,344
Regency Centers Corp.	1,830	133,407
SBA Communications Corp.	1,281	247,681
Simon Property Group, Inc.	3,651	685,183
UDR, Inc.	3,336	124,299
Ventas, Inc.	5,226	365,768
VICI Properties, Inc.	12,218	398,429
Welltower, Inc.	7,785	1,386,820
Weyerhaeuser Co.	8,496	210,616
		12,819,548
Utilities — 2.3%
AES Corp.	8,797	115,769
Alliant Energy Corp.	2,942	198,320
Ameren Corp.	3,242	338,400
American Electric Power Co., Inc.	6,202	697,725
American Water Works Co., Inc.	2,340	325,705
Atmos Energy Corp.	1,881	321,181
CenterPoint Energy, Inc.	7,764	301,243
CMS Energy Corp.	3,518	257,729
Consolidated Edison, Inc.	4,211	423,290
Constellation Energy Corp.	3,624	1,192,550
Dominion Energy, Inc.	9,990	611,088
DTE Energy Co.	2,342	331,229
Duke Energy Corp.	9,140	1,131,075
Edison International	4,572	252,740
Entergy Corp.	5,212	485,706
Evergy, Inc.	2,634	200,237
Eversource Energy	4,351	309,530
Exelon Corp.	11,871	534,314
FirstEnergy Corp.	6,051	277,257
NextEra Energy, Inc.	23,925	1,806,098
NiSource, Inc.	5,587	241,917
NRG Energy, Inc.	2,203	356,776
PG&E Corp.	25,536	385,083
Pinnacle West Capital Corp.	1,438	128,931
PPL Corp.	8,834	328,271
Public Service Enterprise Group, Inc.	5,861	489,159
Sempra	7,551	679,439
Southern Co.	12,924	1,224,807
Vistra Corp.	3,707	726,275
WEC Energy Group, Inc.	3,707	424,785

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	6,749	$544,307
		15,640,936
TOTAL COMMON STOCK (Cost $262,245,809)		664,037,020
TOTAL EQUITIES (Cost $262,245,809)		664,037,020
TOTAL LONG-TERM INVESTMENTS (Cost $262,245,809)		664,037,020
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	70,376	70,376
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$4,799,485	4,799,485
TOTAL SHORT-TERM INVESTMENTS (Cost $4,869,861)		4,869,861
TOTAL INVESTMENTS — 100.0% (Cost $267,115,670) (e)		668,906,881
Other Assets/(Liabilities) — (0.0)%		(174,833)
NET ASSETS — 100.0%		$668,732,048

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $864,827 or 0.13% of net assets. The Fund received $831,327 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $4,799,819. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $4,895,680.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	12/19/25	16	$5,357,717	$33,283

MML Focused Equity Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 4.1%
Alphabet, Inc. Class A	39,830	$9,682,673
Consumer Discretionary — 13.7%
Home Depot, Inc.	22,810	9,242,384
Marriott International, Inc. Class A	11,177	2,910,938
McDonald’s Corp.	31,195	9,479,848
TJX Cos., Inc.	75,305	10,884,585
		32,517,755
Consumer Staples — 7.3%
Coca-Cola Co.	125,977	8,354,795
Procter & Gamble Co.	58,010	8,913,236
		17,268,031
Financials — 23.8%
American Express Co.	29,326	9,740,924
Chubb Ltd.	32,182	9,083,369
Marsh & McLennan Cos., Inc.	51,446	10,367,912
Mastercard, Inc. Class A	18,900	10,750,509
S&P Global, Inc.	19,039	9,266,472
Visa, Inc. Class A	21,099	7,202,777
		56,411,963
Health Care — 12.2%
Danaher Corp.	38,231	7,579,678
Eli Lilly & Co.	12,498	9,535,974
Stryker Corp.	21,668	8,010,010
Zoetis, Inc.	25,595	3,745,060
		28,870,722
Industrials — 7.6%
Honeywell International, Inc.	40,428	8,510,094
Northrop Grumman Corp.	15,460	9,420,087
		17,930,181
Information Technology — 24.6%
Accenture PLC Class A	20,503	5,056,040
Apple, Inc.	40,371	10,279,668
Broadcom, Inc.	36,873	12,164,771
Intuit, Inc.	11,344	7,746,931
Microsoft Corp.	22,605	11,708,260
QUALCOMM, Inc.	17,555	2,920,450

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	46,581	$8,558,327
		58,434,447
Materials — 4.7%
Linde PLC (LIN US)	23,726	11,269,850
TOTAL COMMON STOCK (Cost $189,138,439)		232,385,622
TOTAL EQUITIES (Cost $189,138,439)		232,385,622
TOTAL LONG-TERM INVESTMENTS (Cost $189,138,439)		232,385,622
Short-Term Investments — 2.1%
	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (a)	$5,028,125	5,028,125
TOTAL SHORT-TERM INVESTMENTS (Cost $5,028,125)		5,028,125
TOTAL INVESTMENTS — 100.1% (Cost $194,166,564) (b)		237,413,747
Other Assets/(Liabilities) — (0.1)%		(268,068)
NET ASSETS — 100.0%		$237,145,679

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $5,028,474. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $5,128,799.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 97.7%
Australia — 3.7%
BHP Group Ltd. (a)	9,700	$271,031
Glencore PLC	296,600	1,370,663
Macquarie Group Ltd. (a)	10,100	1,468,970
Santos Ltd.	329,500	1,475,715
Sonic Healthcare Ltd.	64,100	909,598
Whitehaven Coal Ltd. (a)	170,100	742,678
		6,238,655
Belgium — 2.3%
Anheuser-Busch InBev SA	27,400	1,638,404
KBC Group NV	19,100	2,289,300
		3,927,704
Canada — 1.0%
Canadian National Railway Co.	9,800	924,159
CCL Industries, Inc. Class B	14,900	839,805
		1,763,964
China — 1.4%
Prosus NV (PRX NA)	29,700	2,106,287
SITC International Holdings Co. Ltd.	68,500	263,886
		2,370,173
Denmark — 0.6%
Novo Nordisk AS Class B	11,800	651,310
Rockwool AS Class B	9,300	347,278
		998,588
France — 11.0%
Accor SA	37,700	1,786,036
Amundi SA (b)	17,000	1,353,899
Capgemini SE	12,800	1,862,619
Cie de Saint-Gobain SA	13,700	1,492,487
Edenred SE	38,700	922,137
FDJ UNITED	10,400	348,489
Rexel SA	13,200	435,873
Societe Generale SA	56,500	3,758,118
Sodexo SA	16,100	1,013,584
Teleperformance SE (a)	8,776	654,255
TotalEnergies SE	31,000	1,891,650
Veolia Environnement SA	94,112	3,215,300
		18,734,447

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 11.3%
Allianz SE Registered	3,900	$1,639,336
BASF SE	17,800	887,221
CTS Eventim AG & Co. KGaA	6,100	597,978
Deutsche Boerse AG	4,900	1,313,159
Deutsche Post AG	36,500	1,627,902
Heidelberg Materials AG	10,100	2,273,807
Infineon Technologies AG	44,900	1,752,524
Merck KGaA	12,800	1,646,461
SAP SE	12,200	3,270,718
Siemens AG Registered	9,900	2,671,200
Zalando SE (b) (c)	53,900	1,652,424
		19,332,730
Hong Kong — 2.0%
AIA Group Ltd.	229,400	2,198,854
CK Asset Holdings Ltd.	248,500	1,205,971
		3,404,825
Ireland — 2.7%
AerCap Holdings NV	19,000	2,299,000
AIB Group PLC	262,900	2,385,877
		4,684,877
Israel — 1.0%
Check Point Software Technologies Ltd. (c)	8,100	1,675,971
Italy — 0.6%
Ryanair Holdings PLC	33,200	971,256
Japan — 19.4%
Canon, Inc. (a)	35,500	1,039,207
Dai Nippon Printing Co. Ltd.	10,000	169,830
Daikin Industries Ltd. (a)	7,400	851,385
FANUC Corp.	51,100	1,456,092
Fujitsu Ltd.	106,900	2,513,469
Hitachi Ltd.	115,200	3,025,153
Komatsu Ltd.	24,800	862,951
Kyocera Corp.	104,800	1,423,871
Nintendo Co. Ltd.	11,200	959,463
Olympus Corp.	84,100	1,065,521
ORIX Corp.	103,700	2,707,964
Panasonic Holdings Corp.	126,700	1,376,151
Rakuten Group, Inc. (c)	195,600	1,267,464
Renesas Electronics Corp.	90,300	1,037,433
SBI Holdings, Inc.	54,500	2,366,136
Seven & i Holdings Co. Ltd.	173,900	2,338,830
Sony Financial Group, Inc. (c)	150,300	166,678
Sony Group Corp.	150,300	4,312,890
Sumitomo Mitsui Financial Group, Inc.	116,100	3,250,039

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toyota Industries Corp.	7,400	$832,789
		33,023,316
Luxembourg — 1.6%
ArcelorMittal SA	31,600	1,141,947
Eurofins Scientific SE	22,000	1,601,632
		2,743,579
Netherlands — 4.6%
ASML Holding NV	3,800	3,704,857
EXOR NV	4,000	392,739
Heineken Holding NV	17,700	1,216,384
ING Groep NV	78,300	2,040,579
Koninklijke Philips NV	15,720	430,344
		7,784,903
Norway — 2.2%
Aker BP ASA	49,173	1,251,195
DNB Bank ASA	93,200	2,545,177
		3,796,372
Republic of Korea — 1.4%
Samsung Electronics Co. Ltd.	39,400	2,368,191
Singapore — 1.7%
DBS Group Holdings Ltd.	72,660	2,877,693
Sweden — 2.6%
Boliden AB (c)	23,600	963,193
Essity AB Class B	61,400	1,605,811
Skandinaviska Enskilda Banken AB Class A	97,900	1,915,295
		4,484,299
Switzerland — 1.8%
Cie Financiere Richemont SA Registered Class A	9,100	1,746,098
Julius Baer Group Ltd.	18,181	1,264,542
		3,010,640
United Kingdom — 13.5%
Ashtead Group PLC	19,900	1,337,287
Aviva PLC	148,076	1,371,200
Barratt Redrow PLC	145,100	762,081
Bunzl PLC	13,500	426,188
CK Hutchison Holdings Ltd.	342,300	2,259,051
DCC PLC	24,700	1,593,824
Inchcape PLC	127,200	1,186,862
Informa PLC	65,700	811,925
Kingfisher PLC	124,200	518,676
Legal & General Group PLC	431,700	1,387,475
Lloyds Banking Group PLC	2,665,100	3,002,099
Pearson PLC	74,300	1,055,982

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Persimmon PLC	39,300	$615,120
Reckitt Benckiser Group PLC	25,100	1,938,491
Smith & Nephew PLC	60,200	1,084,680
Tesco PLC	309,005	1,852,254
Unilever PLC	19,600	1,158,598
Wise PLC Class A (c)	41,300	576,710
		22,938,503
United States — 11.3%
BP PLC	347,800	1,995,135
CNH Industrial NV	15,500	168,175
GSK PLC	90,000	1,935,030
Linde PLC (LIN US)	2,600	1,235,000
Nestle SA Registered	26,400	2,425,056
Novartis AG Registered	12,300	1,581,664
Roche Holding AG	9,900	3,258,399
Sanofi SA	19,600	1,852,676
Shell PLC	57,000	2,029,404
Smurfit WestRock PLC	38,600	1,643,202
Tenaris SA	66,500	1,190,268
		19,314,009
TOTAL COMMON STOCK (Cost $131,292,339)		166,444,695
Preferred Stock — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA 2.968%	13,800	1,113,893
TOTAL PREFERRED STOCK (Cost $1,089,260)		1,113,893
TOTAL EQUITIES (Cost $132,381,599)		167,558,588
TOTAL LONG-TERM INVESTMENTS (Cost $132,381,599)		167,558,588
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (d)	1,731,787	1,731,787
TOTAL SHORT-TERM INVESTMENTS (Cost $1,731,787)		1,731,787
TOTAL INVESTMENTS — 99.4% (Cost $134,113,386) (e)		169,290,375
Other Assets/(Liabilities) — 0.6%		1,040,860
NET ASSETS — 100.0%		$170,331,235

MML Foreign Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $4,676,315 or 2.75% of net assets. The Fund received $3,167,624 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $3,006,323 or 1.76% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 100.6%
Common Stock — 100.6%
Communication Services — 12.1%
Alphabet, Inc. Class A	34,504	$8,387,922
AT&T, Inc.	74,045	2,091,031
Meta Platforms, Inc. Class A	6,836	5,020,222
Walt Disney Co.	14,648	1,677,196
		17,176,371
Consumer Discretionary — 8.4%
Amazon.com, Inc. (a)	29,002	6,367,969
DR Horton, Inc.	5,053	856,332
Lowe’s Cos., Inc.	4,156	1,044,444
McDonald’s Corp.	3,490	1,060,576
Royal Caribbean Cruises Ltd.	3,768	1,219,250
Tesla, Inc. (a)	1,772	788,044
Valvoline, Inc. (a)	17,521	629,179
		11,965,794
Consumer Staples — 4.6%
BJ’s Wholesale Club Holdings, Inc. (a)	6,280	585,610
Philip Morris International, Inc.	17,338	2,812,224
Procter & Gamble Co.	5,272	810,043
Walmart, Inc.	22,771	2,346,779
		6,554,656
Energy — 3.1%
Cheniere Energy, Inc.	5,006	1,176,310
Chevron Corp.	11,733	1,822,017
Suncor Energy, Inc.	32,339	1,352,094
		4,350,421
Financials — 13.8%
American Express Co.	4,877	1,619,944
American International Group, Inc.	20,540	1,613,212
Arthur J Gallagher & Co.	4,588	1,421,087
Capital One Financial Corp.	7,197	1,529,938
Charles Schwab Corp.	23,005	2,196,287
Equitable Holdings, Inc.	30,760	1,561,993
Fiserv, Inc. (a)	9,242	1,191,571
JP Morgan Chase & Co.	13,013	4,104,691
KKR & Co., Inc.	8,729	1,134,334
Mastercard, Inc. Class A	5,708	3,246,767
		19,619,824
Health Care — 9.4%
AbbVie, Inc.	2,985	691,147

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alcon AG (b)	6,164	$459,280
AstraZeneca PLC Sponsored ADR	6,630	508,654
Boston Scientific Corp. (a)	16,195	1,581,118
Cencora, Inc.	4,429	1,384,195
Cooper Cos., Inc. (a)	9,345	640,693
CVS Health Corp.	18,956	1,429,093
Eli Lilly & Co.	2,964	2,261,532
Lonza Group AG Registered	2,296	1,540,931
Medtronic PLC	20,781	1,979,182
Tenet Healthcare Corp. (a)	4,709	956,115
		13,431,940
Industrials — 7.3%
Airbus SE	5,539	1,294,826
Emerson Electric Co.	5,052	662,721
General Electric Co.	6,438	1,936,679
Hubbell, Inc.	3,660	1,574,934
Otis Worldwide Corp.	14,662	1,340,547
Parker-Hannifin Corp.	1,805	1,368,461
Uber Technologies, Inc. (a)	22,936	2,247,040
		10,425,208
Information Technology — 34.5%
Apple, Inc.	35,235	8,971,888
ASML Holding NV	1,883	1,822,913
Broadcom, Inc.	13,620	4,493,374
Intuit, Inc.	1,752	1,196,458
Microsoft Corp.	24,466	12,672,165
MongoDB, Inc. (a)	2,217	688,112
NVIDIA Corp.	69,374	12,943,801
Oracle Corp.	8,652	2,433,289
Salesforce, Inc.	4,916	1,165,092
ServiceNow, Inc. (a)	1,645	1,513,861
Texas Instruments, Inc.	6,534	1,200,492
		49,101,445
Materials — 2.3%
CRH PLC	17,490	2,097,051
DuPont de Nemours, Inc.	15,406	1,200,127
		3,297,178
Real Estate — 2.0%
American Tower Corp.	4,123	792,936
Prologis, Inc.	11,212	1,283,998
Welltower, Inc.	4,381	780,431
		2,857,365
Utilities — 3.1%
Ameren Corp.	6,194	646,530
Atmos Energy Corp.	9,952	1,699,304
Constellation Energy Corp.	1,566	515,324

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PPL Corp.	41,295	$1,534,522
		4,395,680
TOTAL COMMON STOCK (Cost $96,054,178)		143,175,882
TOTAL EQUITIES (Cost $96,054,178)		143,175,882
TOTAL LONG-TERM INVESTMENTS (Cost $96,054,178)		143,175,882
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	431,041	431,041
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$461,593	461,593
TOTAL SHORT-TERM INVESTMENTS (Cost $892,634)		892,634
TOTAL INVESTMENTS — 101.2% (Cost $96,946,812) (e)		144,068,516
Other Assets/(Liabilities) — (1.2)%		(1,657,027)
NET ASSETS — 100.0%		$142,411,489

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $421,205 or 0.30% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $461,625. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $470,866.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Brazil — 0.6%
MercadoLibre, Inc. (a)	975	$2,278,516
Canada — 2.2%
Shopify, Inc. Class A (a)	55,484	8,245,477
China — 3.2%
JD.com, Inc. ADR	224,059	7,837,584
Tencent Holdings Ltd.	47,200	4,021,241
		11,858,825
France — 6.0%
Airbus SE	56,768	13,270,390
EssilorLuxottica SA	13,549	4,419,358
LVMH Moet Hennessy Louis Vuitton SE	7,758	4,746,997
		22,436,745
Germany — 3.7%
Allianz SE Registered	7,550	3,173,586
SAP SE	38,930	10,436,808
		13,610,394
India — 3.6%
HDFC Bank Ltd. ADR	106,282	3,630,593
ICICI Bank Ltd. Sponsored ADR	320,803	9,697,875
		13,328,468
Israel — 0.5%
Nice Ltd. Sponsored ADR (a) (b)	11,470	1,660,627
Italy — 1.6%
Brunello Cucinelli SpA (b)	32,423	3,560,336
Ferrari NV	3,221	1,559,454
Moncler SpA	13,135	770,559
		5,890,349
Japan — 2.3%
Capcom Co. Ltd.	106,500	2,899,000
Hoya Corp.	14,600	2,016,850
Keyence Corp.	10,100	3,760,548
		8,676,398
Netherlands — 2.4%
Adyen NV (a) (c)	3,071	4,928,494
ASML Holding NV	1,231	1,200,179

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BE Semiconductor Industries NV	12,016	$1,802,158
Universal Music Group NV	35,300	1,024,551
		8,955,382
Spain — 1.3%
Amadeus IT Group SA	61,994	4,906,628
Sweden — 1.1%
Assa Abloy AB Class B	60,375	2,118,389
Atlas Copco AB Class A	110,519	1,881,936
		4,000,325
Switzerland — 1.8%
Galderma Group AG	11,610	2,027,111
Lonza Group AG Registered	7,199	4,831,516
		6,858,627
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	319,000	13,877,889
United States — 65.1%
Alphabet, Inc. Class A	148,868	36,189,811
Amazon.com, Inc. (a)	35,162	7,720,520
Analog Devices, Inc.	46,124	11,332,667
ARM Holdings PLC ADR (a) (b)	20,396	2,885,830
Boston Scientific Corp. (a)	50,162	4,897,316
Broadcom, Inc.	33,955	11,202,094
Cadence Design Systems, Inc. (a)	6,000	2,107,560
Ecolab, Inc.	8,431	2,308,914
Eli Lilly & Co.	12,314	9,395,582
Equifax, Inc.	16,060	4,119,872
IDEXX Laboratories, Inc. (a)	3,021	1,930,087
Intuit, Inc.	14,006	9,564,837
Intuitive Surgical, Inc. (a)	11,026	4,931,158
IQVIA Holdings, Inc. (a)	8,957	1,701,292
Lam Research Corp.	76,342	10,222,194
Linde PLC (LIN US)	2,689	1,277,275
Marriott International, Inc. Class A	14,280	3,719,083
Marvell Technology, Inc.	56,924	4,785,601
Mastercard, Inc. Class A	6,310	3,589,191
Meta Platforms, Inc. Class A	35,976	26,420,055
Microsoft Corp.	23,482	12,162,502
Netflix, Inc. (a)	6,319	7,575,975
NVIDIA Corp.	106,990	19,962,194
Phathom Pharmaceuticals, Inc. (a)	83,351	981,041
S&P Global, Inc.	29,116	14,171,048
ServiceNow, Inc. (a)	2,339	2,152,535
Spotify Technology SA (a)	5,178	3,614,244
Stryker Corp.	4,412	1,630,984
Thermo Fisher Scientific, Inc.	7,930	3,846,209
TJX Cos., Inc.	19,359	2,798,150
Visa, Inc. Class A	35,440	12,098,507

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoetis, Inc.	6,196	$906,599
		242,200,927
TOTAL COMMON STOCK (Cost $312,039,918)		368,785,577
TOTAL EQUITIES (Cost $312,039,918)		368,785,577
TOTAL LONG-TERM INVESTMENTS (Cost $312,039,918)		368,785,577
Short-Term Investments — 0.7%
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$2,452,239	2,452,239
TOTAL SHORT-TERM INVESTMENTS (Cost $2,452,239)		2,452,239
TOTAL INVESTMENTS — 99.8% (Cost $314,492,157) (e)		371,237,816
Other Assets/(Liabilities) — 0.2%		910,420
NET ASSETS — 100.0%		$372,148,236

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $5,860,809 or 1.57% of net assets. The Fund received $5,997,432 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $4,928,494 or 1.32% of net assets.
(d)	Maturity value of $2,452,409. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $2,501,509.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Communication Services — 4.5%
Alphabet, Inc. Class C	8,463	$2,061,164
Comcast Corp. Class A	41,625	1,307,858
Electronic Arts, Inc.	3,562	718,455
Warner Music Group Corp. Class A	57,869	1,971,018
		6,058,495
Consumer Discretionary — 5.5%
Aptiv PLC (a)	6,155	530,684
Carnival Corp. (a)	55,895	1,615,924
Las Vegas Sands Corp.	12,384	666,135
Lennar Corp. Class A	13,527	1,704,943
TopBuild Corp. (a)	1,613	630,457
United Parks & Resorts, Inc. (a) (b)	17,141	886,190
Wynn Resorts Ltd.	10,380	1,331,443
		7,365,776
Consumer Staples — 6.9%
Coca-Cola Europacific Partners PLC	20,037	1,811,545
Keurig Dr. Pepper, Inc.	34,480	879,585
Kraft Heinz Co.	37,812	984,624
Molson Coors Beverage Co. Class B	20,311	919,073
Philip Morris International, Inc.	16,585	2,690,087
Procter & Gamble Co.	7,341	1,127,945
Tyson Foods, Inc. Class A	15,724	853,813
		9,266,672
Energy — 9.3%
Chevron Corp.	21,662	3,363,892
Enbridge, Inc. (b)	45,042	2,272,819
Exxon Mobil Corp.	13,716	1,546,479
Permian Resources Corp.	37,311	477,581
Phillips 66	21,286	2,895,322
Plains GP Holdings LP Class A	110,498	2,015,483
		12,571,576
Financials — 19.2%
Allstate Corp.	5,040	1,081,836
American Express Co.	3,535	1,174,186
American International Group, Inc.	8,033	630,912
Bank of America Corp.	32,835	1,693,958
Bank of Nova Scotia	21,707	1,403,357
Berkshire Hathaway, Inc. Class B (a)	3,550	1,784,727
Capital One Financial Corp.	5,628	1,196,400
Chubb Ltd.	8,684	2,451,059
Everest Group Ltd.	2,215	775,759

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	36,924	$2,434,769
First American Financial Corp.	11,924	765,998
JP Morgan Chase & Co.	8,372	2,640,780
Northern Trust Corp.	13,995	1,883,727
SLM Corp.	34,774	962,544
Wells Fargo & Co.	37,088	3,108,716
Western Alliance Bancorp	8,095	701,998
Willis Towers Watson PLC	3,377	1,166,585
		25,857,311
Health Care — 12.8%
Avantor, Inc. (a)	69,736	870,305
CVS Health Corp.	21,662	1,633,098
Elanco Animal Health, Inc. (a) (b)	37,416	753,558
Elevance Health, Inc.	975	315,042
Humana, Inc.	5,689	1,480,107
Medtronic PLC	33,574	3,197,588
Merck & Co., Inc.	35,232	2,957,022
Sanofi SA ADR	53,774	2,538,133
Smith & Nephew PLC Sponsored ADR (b)	42,874	1,555,897
UnitedHealth Group, Inc.	5,575	1,925,048
		17,225,798
Industrials — 10.2%
AECOM	9,499	1,239,335
BWX Technologies, Inc.	3,567	657,648
CACI International, Inc. Class A (a)	1,985	990,078
Everus Construction Group, Inc. (a)	17,807	1,526,950
Fortive Corp.	27,338	1,339,289
General Dynamics Corp.	5,741	1,957,681
JB Hunt Transport Services, Inc.	3,341	448,262
Johnson Controls International PLC	21,933	2,411,533
L3Harris Technologies, Inc.	4,880	1,490,401
Vertiv Holdings Co. Class A	5,004	754,903
WESCO International, Inc.	4,350	920,025
		13,736,105
Information Technology — 7.5%
Ciena Corp. (a)	3,516	512,176
Cognizant Technology Solutions Corp. Class A	11,047	740,922
Entegris, Inc. (b)	12,241	1,131,803
Littelfuse, Inc.	3,885	1,006,254
Microchip Technology, Inc.	33,195	2,131,783
Nice Ltd. Sponsored ADR (a) (b)	6,453	934,265
Oracle Corp.	8,162	2,295,481
QUALCOMM, Inc.	6,134	1,020,452
Ralliant Corp.	9,111	398,424
		10,171,560
Materials — 6.6%
Air Products & Chemicals, Inc.	11,431	3,117,462

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Axalta Coating Systems Ltd. (a)	29,085	$832,413
CRH PLC	8,651	1,037,255
DuPont de Nemours, Inc.	34,946	2,722,293
International Flavors & Fragrances, Inc.	9,507	585,061
Knife River Corp. (a)	7,340	564,226
		8,858,710
Real Estate — 6.9%
American Tower Corp.	3,893	748,702
Mid-America Apartment Communities, Inc.	12,950	1,809,504
Prologis, Inc.	27,373	3,134,756
Public Storage	9,099	2,628,246
VICI Properties, Inc.	28,430	927,102
		9,248,310
Utilities — 9.3%
CenterPoint Energy, Inc.	29,076	1,128,149
Entergy Corp.	31,224	2,909,764
MDU Resources Group, Inc.	57,723	1,028,047
PG&E Corp.	68,299	1,029,949
Pinnacle West Capital Corp.	33,650	3,017,059
Xcel Energy, Inc.	42,300	3,411,495
		12,524,463
TOTAL COMMON STOCK (Cost $107,024,345)		132,884,776
TOTAL EQUITIES (Cost $107,024,345)		132,884,776
TOTAL LONG-TERM INVESTMENTS (Cost $107,024,345)		132,884,776
Short-Term Investments — 2.3%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	1,320,252	1,320,252
	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$1,733,104	1,733,104
TOTAL SHORT-TERM INVESTMENTS (Cost $3,053,356)		3,053,356

MML Income & Growth Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.0% (Cost $110,077,701) (e)	$135,938,132
Other Assets/(Liabilities) — (1.0)%	(1,354,639)
NET ASSETS — 100.0%	$134,583,493

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $7,382,156 or 5.49% of net assets. The Fund received $6,235,131 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $1,733,224. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,768,092.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.8%
Common Stock — 99.8%
Communication Services — 10.1%
Alphabet, Inc. Class A (a)	9,723	$2,363,661
Alphabet, Inc. Class C (a)	7,789	1,897,011
AT&T, Inc. (a)	11,867	335,124
Charter Communications, Inc. Class A (a) (b)	162	44,567
Comcast Corp. Class A (a)	6,274	197,129
Electronic Arts, Inc. (a)	370	74,629
Fox Corp. Class A (a)	260	16,396
Fox Corp. Class B (a)	321	18,390
Interpublic Group of Cos., Inc. (a)	605	16,886
Live Nation Entertainment, Inc. (a) (b)	283	46,242
Match Group, Inc. (a)	373	13,174
Meta Platforms, Inc. Class A (a)	3,622	2,659,924
Netflix, Inc. (a) (b)	709	850,034
News Corp. Class A (a)	418	12,837
News Corp. Class B (a)	352	12,162
Omnicom Group, Inc. (a)	346	28,209
Paramount Skydance Corp. Class B (a) (c)	482	9,120
T-Mobile US, Inc. (a)	801	191,743
Take-Two Interactive Software, Inc. (a) (b)	280	72,341
TKO Group Holdings, Inc. (a)	120	24,235
Trade Desk, Inc. Class A (a) (b)	764	37,444
Verizon Communications, Inc. (a)	7,116	312,748
Walt Disney Co. (a)	2,996	343,042
Warner Bros Discovery, Inc. (a) (b)	4,113	80,327
		9,657,375
Consumer Discretionary — 10.5%
Airbnb, Inc. Class A (a) (b)	738	89,608
Amazon.com, Inc. (a) (b)	16,203	3,557,693
Aptiv PLC (a) (b)	349	30,091
AutoZone, Inc. (a) (b)	27	115,836
Best Buy Co., Inc. (a)	359	27,148
Booking Holdings, Inc. (a)	54	291,561
CarMax, Inc. (a) (b)	287	12,878
Carnival Corp. (a) (b)	1,794	51,865
Chipotle Mexican Grill, Inc. (a) (b)	2,206	86,453
Darden Restaurants, Inc. (a)	183	34,836
Deckers Outdoor Corp. (a) (b)	268	27,167
Domino’s Pizza, Inc. (a)	57	24,607
DoorDash, Inc., Class A (a) (b)	616	167,546
DR Horton, Inc. (a)	454	76,939
eBay, Inc. (a)	788	71,669
Expedia Group, Inc. (a)	206	44,032
Ford Motor Co. (a)	6,445	77,082
Garmin Ltd. (a)	265	65,248
General Motors Co. (a)	1,647	100,418
Genuine Parts Co. (a)	217	30,076

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hasbro, Inc. (a)	220	$16,687
Hilton Worldwide Holdings, Inc. (a)	381	98,847
Home Depot, Inc. (a)	1,655	670,589
Las Vegas Sands Corp. (a)	499	26,841
Lennar Corp. Class A (a)	395	49,786
LKQ Corp. (a)	276	8,429
Lowe’s Cos., Inc. (a)	938	235,729
Lululemon Athletica, Inc. (a) (b)	170	30,248
Marriott International, Inc. Class A (a)	385	100,269
McDonald’s Corp. (a)	1,189	361,325
MGM Resorts International (a) (b)	362	12,547
Mohawk Industries, Inc. (a) (b)	71	9,153
NIKE, Inc. Class B (a)	1,970	137,368
Norwegian Cruise Line Holdings Ltd. (a) (b)	739	18,202
NVR, Inc. (a) (b)	5	40,173
O’Reilly Automotive, Inc. (a) (b)	1,400	150,934
Pool Corp. (a)	59	18,294
PulteGroup, Inc. (a)	331	43,735
Ralph Lauren Corp. (a)	67	21,009
Ross Stores, Inc. (a)	557	84,881
Royal Caribbean Cruises Ltd. (a)	421	136,227
Starbucks Corp. (a)	1,883	159,302
Tapestry, Inc. (a)	361	40,872
Tesla, Inc. (a) (b)	4,685	2,083,513
TJX Cos., Inc. (a)	1,842	266,243
Tractor Supply Co. (a)	915	52,036
Ulta Beauty, Inc. (a) (b)	80	43,740
Williams-Sonoma, Inc. (a)	208	40,654
Wynn Resorts Ltd. (a)	160	20,523
Yum! Brands, Inc. (a)	451	68,552
		10,029,461
Consumer Staples — 4.9%
Altria Group, Inc. (a)	2,766	182,722
Archer-Daniels-Midland Co. (a)	836	49,943
Brown-Forman Corp. Class B (a) (c)	358	9,695
Bunge Global SA (a)	264	21,450
Campbell’s Co. (a)	325	10,263
Church & Dwight Co., Inc. (a)	442	38,732
Clorox Co. (a)	174	21,454
Coca-Cola Co. (a)	6,406	424,846
Colgate-Palmolive Co. (a)	1,404	112,236
Conagra Brands, Inc. (a)	945	17,303
Constellation Brands, Inc. Class A (a)	251	33,802
Costco Wholesale Corp. (a)	739	684,041
Dollar General Corp. (a)	376	38,860
Dollar Tree, Inc. (a) (b)	311	29,349
Estee Lauder Cos., Inc. Class A (a)	370	32,604
General Mills, Inc. (a)	865	43,613
Hershey Co. (a)	251	46,950
Hormel Foods Corp. (a)	463	11,455
J.M. Smucker Co. (a)	171	18,571
Kellanova (a)	480	39,370
Kenvue, Inc. (a)	3,311	53,737

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Dr. Pepper, Inc. (a)	2,394	$61,071
Kimberly-Clark Corp. (a)	556	69,133
Kraft Heinz Co. (a)	1,385	36,065
Kroger Co. (a)	1,036	69,837
Lamb Weston Holdings, Inc. (a)	235	13,649
McCormick & Co., Inc. (a)	467	31,247
Molson Coors Beverage Co. Class B (a)	288	13,032
Mondelez International, Inc. Class A (a)	2,084	130,187
Monster Beverage Corp. (a) (b)	1,145	77,070
PepsiCo, Inc. (a)	2,305	323,714
Philip Morris International, Inc. (a)	2,586	419,449
Procter & Gamble Co. (a)	3,879	596,008
Sysco Corp. (a)	759	62,496
Target Corp. (a)	772	69,248
Tyson Foods, Inc. Class A (a)	507	27,530
Walmart, Inc. (a)	7,362	758,728
		4,679,460
Energy — 2.9%
APA Corp. (a)	701	17,020
Baker Hughes Co. (a)	1,702	82,921
Chevron Corp. (a)	3,202	497,239
ConocoPhillips (a)	2,048	193,720
Coterra Energy, Inc. (a)	1,370	32,401
Devon Energy Corp. (a)	911	31,940
Diamondback Energy, Inc. (a)	326	46,651
EOG Resources, Inc. (a)	917	102,814
EQT Corp. (a)	1,063	57,859
Expand Energy Corp. (a)	393	41,752
Exxon Mobil Corp. (a)	7,104	800,976
Halliburton Co. (a)	1,153	28,364
Kinder Morgan, Inc. (a)	3,305	93,565
Marathon Petroleum Corp. (a)	496	95,599
Occidental Petroleum Corp. (a)	1,218	57,551
ONEOK, Inc. (a)	1,058	77,202
Phillips 66 (a)	693	94,262
Schlumberger NV (a)	2,562	88,056
Targa Resources Corp. (a)	384	64,335
Texas Pacific Land Corp. (a)	30	28,009
Valero Energy Corp. (a)	532	90,578
Williams Cos., Inc. (a)	2,018	127,840
		2,750,654
Financials — 13.5%
Aflac, Inc. (a)	812	90,700
Allstate Corp. (a)	453	97,236
American Express Co. (a)	897	297,948
American International Group, Inc. (a)	867	68,094
Ameriprise Financial, Inc. (a)	161	79,091
Aon PLC Class A (a)	353	125,873
Apollo Global Management, Inc. (a)	779	103,817
Arch Capital Group Ltd. (a)	618	56,071
Arthur J Gallagher & Co. (a)	423	131,020
Assurant, Inc. (a)	89	19,277

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of America Corp. (a)	11,365	$586,320
Bank of New York Mellon Corp. (a)	1,143	124,541
Berkshire Hathaway, Inc. Class B (a) (b)	3,058	1,537,379
Blackrock, Inc. (a)	237	276,311
Blackstone, Inc. (a)	1,251	213,733
Block, Inc. (a) (b)	948	68,512
Brown & Brown, Inc. (a)	406	38,079
Capital One Financial Corp. (a)	1,058	224,910
Cboe Global Markets, Inc. (a)	184	45,126
Charles Schwab Corp. (a)	2,905	277,340
Chubb Ltd. (a)	600	169,350
Cincinnati Financial Corp. (a)	289	45,691
Citigroup, Inc. (a)	3,067	311,301
Citizens Financial Group, Inc. (a)	706	37,531
CME Group, Inc. (a)	619	167,248
Coinbase Global, Inc. Class A (a) (b)	376	126,896
Corpay, Inc. (a) (b)	128	36,872
Erie Indemnity Co. Class A (a)	49	15,590
Everest Group Ltd. (a)	78	27,318
FactSet Research Systems, Inc. (a)	65	18,622
Fidelity National Information Services, Inc. (a)	902	59,478
Fifth Third Bancorp (a)	1,137	50,653
Fiserv, Inc. (a) (b)	872	112,427
Franklin Resources, Inc. (a)	675	15,613
Global Payments, Inc. (a)	429	35,641
Globe Life, Inc. (a)	145	20,731
Goldman Sachs Group, Inc. (a)	502	399,768
Hartford Insurance Group, Inc. (a)	490	65,361
Huntington Bancshares, Inc. (a)	2,165	37,390
Interactive Brokers Group, Inc. Class A (a)	712	48,993
Intercontinental Exchange, Inc. (a)	983	165,616
Invesco Ltd. (a)	598	13,718
Jack Henry & Associates, Inc. (a)	131	19,510
JP Morgan Chase & Co. (a)	4,596	1,449,716
KeyCorp. (a)	1,222	22,839
KKR & Co., Inc. (a)	1,127	146,454
Loews Corp. (a)	267	26,804
M&T Bank Corp. (a)	278	54,938
Marsh & McLennan Cos., Inc. (a)	848	170,897
Mastercard, Inc. Class A (a)	1,378	783,820
MetLife, Inc. (a)	964	79,405
Moody’s Corp. (a)	264	125,791
Morgan Stanley (a)	2,016	320,463
MSCI, Inc. (a)	131	74,331
Nasdaq, Inc. (a)	677	59,881
Northern Trust Corp. (a)	350	47,110
PayPal Holdings, Inc. (a) (b)	1,556	104,345
PNC Financial Services Group, Inc. (a)	676	135,829
Principal Financial Group, Inc. (a)	345	28,604
Progressive Corp. (a)	967	238,801
Prudential Financial, Inc. (a)	564	58,509
Raymond James Financial, Inc. (a)	270	46,602
Regions Financial Corp. (a)	1,556	41,032
Robinhood Markets, Inc. Class A (a) (b)	1,289	184,559
S&P Global, Inc. (a)	530	257,956

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Corp. (a)	499	$57,889
Synchrony Financial (a)	622	44,193
T. Rowe Price Group, Inc. (a)	325	33,358
Travelers Cos., Inc. (a)	382	106,662
Truist Financial Corp. (a)	2,040	93,269
US Bancorp (a)	2,676	129,331
Visa, Inc. Class A (a)	2,828	965,423
W. R. Berkley Corp. (a)	528	40,455
Wells Fargo & Co. (a)	5,341	447,683
Willis Towers Watson PLC (a)	169	58,381
		12,898,026
Health Care — 8.9%
Abbott Laboratories (a)	2,890	387,087
AbbVie, Inc. (a)	2,950	683,043
Agilent Technologies, Inc. (a)	465	59,683
Align Technology, Inc. (a) (b)	129	16,153
Amgen, Inc. (a)	896	252,851
Baxter International, Inc. (a)	889	20,243
Becton Dickinson & Co. (a)	488	91,339
Bio-Techne Corp. (a)	176	9,791
Biogen, Inc. (a) (b)	230	32,218
Boston Scientific Corp. (a) (b)	2,488	242,903
Bristol-Myers Squibb Co. (a)	3,363	151,671
Cardinal Health, Inc. (a)	409	64,197
Cencora, Inc. (a)	302	94,384
Centene Corp. (a) (b)	731	26,082
Charles River Laboratories International, Inc. (a) (b)	88	13,768
Cigna Group (a)	441	127,118
Cooper Cos., Inc. (a) (b)	346	23,722
CVS Health Corp. (a)	2,137	161,108
Danaher Corp. (a)	1,072	212,535
DaVita, Inc. (a) (b)	78	10,364
Dexcom, Inc. (a) (b)	672	45,219
Edwards Lifesciences Corp. (a) (b)	1,003	78,003
Elevance Health, Inc. (a)	371	119,878
Eli Lilly & Co. (a)	1,327	1,012,501
GE HealthCare Technologies, Inc. (a) (b)	783	58,803
Gilead Sciences, Inc. (a)	2,069	229,659
HCA Healthcare, Inc. (a)	270	115,074
Henry Schein, Inc. (a) (b) (c)	207	13,739
Hologic, Inc. (a) (b)	363	24,499
Humana, Inc. (a)	207	53,855
IDEXX Laboratories, Inc. (a) (b)	134	85,611
Incyte Corp. (a) (b)	272	23,068
Insulet Corp. (a) (b)	125	38,591
Intuitive Surgical, Inc. (a) (b)	594	265,655
IQVIA Holdings, Inc. (a) (b)	273	51,854
Johnson & Johnson (a)	4,015	744,461
Labcorp Holdings, Inc. (a)	140	40,188
McKesson Corp. (a)	207	159,916
Medtronic PLC (a)	2,103	200,290
Merck & Co., Inc. (a)	4,146	347,974
Mettler-Toledo International, Inc. (a) (b)	34	41,739

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moderna, Inc. (a) (b)	642	$16,583
Molina Healthcare, Inc. (a) (b)	94	17,988
Pfizer, Inc. (a)	9,571	243,869
Quest Diagnostics, Inc. (a)	186	35,448
Regeneron Pharmaceuticals, Inc. (a)	168	94,461
ResMed, Inc. (a)	250	68,432
Revvity, Inc. (a)	205	17,968
Solventum Corp. (a) (b)	242	17,666
STERIS PLC (a)	151	37,363
Stryker Corp. (a)	576	212,930
Thermo Fisher Scientific, Inc. (a)	637	308,958
UnitedHealth Group, Inc. (a)	1,510	521,403
Universal Health Services, Inc. Class B (a)	99	20,240
Vertex Pharmaceuticals, Inc. (a) (b)	433	169,580
Viatris, Inc. (a)	1,934	19,147
Waters Corp. (a) (b)	107	32,080
West Pharmaceutical Services, Inc. (a)	128	33,578
Zimmer Biomet Holdings, Inc. (a)	348	34,278
Zoetis, Inc. (a)	762	111,496
		8,444,305
Industrials — 8.3%
3M Co. (a)	868	134,696
A.O. Smith Corp. (a)	135	9,910
Allegion PLC (a)	137	24,297
AMETEK, Inc. (a)	382	71,816
Automatic Data Processing, Inc. (a)	661	194,004
Axon Enterprise, Inc. (a) (b)	130	93,293
Boeing Co. (a) (b)	1,259	271,730
Broadridge Financial Solutions, Inc. (a)	187	44,538
Builders FirstSource, Inc. (a) (b)	184	22,310
C.H. Robinson Worldwide, Inc. (a)	199	26,348
Carrier Global Corp. (a)	1,382	82,505
Caterpillar, Inc. (a)	778	371,223
Cintas Corp. (a)	566	116,177
Copart, Inc. (a) (b)	1,500	67,455
CSX Corp. (a)	3,168	112,496
Cummins, Inc. (a)	232	97,990
Dayforce, Inc. (a) (b)	245	16,878
Deere & Co. (a)	417	190,677
Delta Air Lines, Inc. (a)	1,093	62,028
Dover Corp. (a)	228	38,037
Eaton Corp. PLC (a)	645	241,391
EMCOR Group, Inc. (a)	72	46,767
Emerson Electric Co. (a)	967	126,851
Equifax, Inc. (a)	203	52,076
Expeditors International of Washington, Inc. (a)	219	26,847
Fastenal Co. (a)	2,004	98,276
FedEx Corp. (a)	380	89,608
Fortive Corp. (a)	636	31,158
GE Vernova, Inc. (a)	454	279,165
Generac Holdings, Inc. (a) (b)	91	15,233
General Dynamics Corp. (a)	437	149,017
General Electric Co. (a)	1,766	531,248

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc. (a)	1,077	$226,709
Howmet Aerospace, Inc. (a)	692	135,791
Hubbell, Inc. (a)	90	38,728
Huntington Ingalls Industries, Inc. (a)	65	18,714
IDEX Corp. (a)	117	19,043
Illinois Tool Works, Inc. (a)	440	114,734
Ingersoll Rand, Inc. (a)	550	45,441
Jacobs Solutions, Inc. (a)	186	27,874
JB Hunt Transport Services, Inc. (a)	128	17,174
Johnson Controls International PLC (a)	1,085	119,296
L3Harris Technologies, Inc. (a)	320	97,731
Leidos Holdings, Inc. (a)	228	43,083
Lennox International, Inc. (a)	58	30,703
Lockheed Martin Corp. (a)	337	168,234
Masco Corp. (a)	346	24,355
Nordson Corp. (a)	83	18,837
Norfolk Southern Corp. (a)	374	112,353
Northrop Grumman Corp. (a)	232	141,362
Old Dominion Freight Line, Inc. (a)	290	40,826
Otis Worldwide Corp. (a)	670	61,258
PACCAR, Inc. (a)	901	88,586
Parker-Hannifin Corp. (a)	219	166,035
Paychex, Inc. (a)	544	68,957
Paycom Software, Inc. (a)	82	17,067
Pentair PLC (a)	276	30,570
Quanta Services, Inc. (a)	254	105,263
Republic Services, Inc. (a)	361	82,842
Rockwell Automation, Inc. (a)	183	63,964
Rollins, Inc. (a)	544	31,955
RTX Corp. (a)	2,248	376,158
Snap-on, Inc. (a)	71	24,604
Southwest Airlines Co. (a)	807	25,751
Stanley Black & Decker, Inc. (a)	253	18,805
Textron, Inc. (a)	299	25,263
Trane Technologies PLC (a)	368	155,281
TransDigm Group, Inc. (a)	92	121,258
Uber Technologies, Inc. (a) (b)	3,478	340,740
Union Pacific Corp. (a)	984	232,588
United Airlines Holdings, Inc. (a) (b)	577	55,681
United Parcel Service, Inc. Class B (a)	1,170	97,730
United Rentals, Inc. (a)	110	105,013
Veralto Corp. (a)	394	42,004
Verisk Analytics, Inc. (a)	249	62,626
W.W. Grainger, Inc. (a)	70	66,707
Waste Management, Inc. (a)	627	138,460
Westinghouse Air Brake Technologies Corp. (a)	267	53,525
Xylem, Inc. (a)	424	62,540
		7,898,264
Information Technology — 34.7%
Accenture PLC Class A (a)	1,033	254,738
Adobe, Inc. (a) (b)	703	247,983
Advanced Micro Devices, Inc. (a) (b)	2,706	437,804
Akamai Technologies, Inc. (a) (b)	199	15,076

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amphenol Corp. Class A (a)	2,026	$250,717
Analog Devices, Inc. (a)	828	203,440
Apple, Inc. (a)	24,782	6,310,241
Applied Materials, Inc. (a)	1,359	278,242
AppLovin Corp. Class A (a) (b)	452	324,780
Arista Networks, Inc. (a) (b)	1,714	249,747
Autodesk, Inc. (a) (b)	367	116,585
Broadcom, Inc. (a)	7,855	2,591,443
Cadence Design Systems, Inc. (a) (b)	462	162,282
CDW Corp. (a)	202	32,175
Cisco Systems, Inc. (a)	6,577	449,998
Cognizant Technology Solutions Corp. Class A (a)	766	51,376
Corning, Inc. (a)	1,321	108,362
Crowdstrike Holdings, Inc. Class A (a) (b)	415	203,508
Datadog, Inc. Class A (a) (b)	548	78,035
Dell Technologies, Inc. Class C (a)	519	73,579
EPAM Systems, Inc. (a) (b)	107	16,134
F5, Inc. (a) (b)	102	32,965
Fair Isaac Corp. (a) (b)	42	62,854
First Solar, Inc. (a) (b)	192	42,342
Fortinet, Inc. (a) (b)	1,102	92,656
Gartner, Inc. (a) (b)	136	35,750
Gen Digital, Inc. (a)	944	26,800
GoDaddy, Inc. Class A (a) (b)	232	31,745
Hewlett Packard Enterprise Co. (a)	2,235	54,892
HP, Inc. (a)	1,632	44,439
Intel Corp. (a) (b)	7,291	244,613
International Business Machines Corp. (a)	1,551	437,630
Intuit, Inc. (a)	464	316,870
Jabil, Inc. (a)	189	41,045
Keysight Technologies, Inc. (a) (b)	295	51,601
KLA Corp. (a)	218	235,135
Lam Research Corp. (a)	2,101	281,324
Microchip Technology, Inc. (a)	917	58,890
Micron Technology, Inc. (a)	1,865	312,052
Microsoft Corp. (a)	12,414	6,429,831
Monolithic Power Systems, Inc. (a)	82	75,492
Motorola Solutions, Inc. (a)	287	131,242
NetApp, Inc. (a)	349	41,343
NVIDIA Corp. (a)	40,752	7,603,508
NXP Semiconductors NV (a)	412	93,825
ON Semiconductor Corp. (a) (b)	657	32,397
Oracle Corp. (a)	2,774	780,160
Palantir Technologies, Inc. Class A (a) (b)	3,797	692,649
Palo Alto Networks, Inc. (a) (b)	1,120	228,054
PTC, Inc. (a) (b)	203	41,213
QUALCOMM, Inc. (a)	1,790	297,784
Roper Technologies, Inc. (a)	183	91,260
Salesforce, Inc. (a)	1,589	376,593
Seagate Technology Holdings PLC (a)	365	86,162
ServiceNow, Inc. (a) (b)	345	317,497
Skyworks Solutions, Inc. (a)	248	19,091
Super Micro Computer, Inc. (a) (b)	830	39,790
Synopsys, Inc. (a) (b)	307	151,471
TE Connectivity PLC (a)	501	109,984

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teledyne Technologies, Inc. (a) (b)	70	$41,023
Teradyne, Inc. (a)	265	36,475
Texas Instruments, Inc. (a)	1,512	277,800
Trimble, Inc. (a) (b)	390	31,843
Tyler Technologies, Inc. (a) (b)	73	38,191
VeriSign, Inc. (a)	145	40,538
Western Digital Corp. (a)	575	69,034
Workday, Inc. Class A (a) (b)	353	84,978
Zebra Technologies Corp. Class A (a) (b)	88	26,150
		33,145,226
Materials — 1.8%
Air Products & Chemicals, Inc. (a)	359	97,906
Albemarle Corp. (a)	177	14,351
Amcor PLC (a)	3,916	32,033
Avery Dennison Corp. (a)	93	15,082
Ball Corp. (a)	443	22,336
CF Industries Holdings, Inc. (a)	283	25,385
Corteva, Inc. (a)	1,175	79,465
Dow, Inc. (a)	1,074	24,627
DuPont de Nemours, Inc. (a)	694	54,063
Eastman Chemical Co. (a)	142	8,953
Ecolab, Inc. (a)	419	114,747
Freeport-McMoRan, Inc. (a)	2,457	96,364
International Flavors & Fragrances, Inc. (a)	441	27,139
International Paper Co. (a)	890	41,296
Linde PLC (LIN US) (a)	794	377,150
LyondellBasell Industries NV Class A (a)	484	23,735
Martin Marietta Materials, Inc. (a)	100	63,028
Mosaic Co. (a)	606	21,016
Newmont Corp. (NEM US) (a)	1,821	153,529
Nucor Corp. (a)	385	52,141
Packaging Corp. of America (a)	159	34,651
PPG Industries, Inc. (a)	327	34,371
Sherwin-Williams Co. (a)	393	136,080
Smurfit WestRock PLC (a)	873	37,164
Steel Dynamics, Inc. (a)	222	30,953
Vulcan Materials Co. (a)	223	68,599
		1,686,164
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc. (a)	280	23,335
American Tower Corp. (a)	766	147,317
AvalonBay Communities, Inc. (a)	252	48,679
BXP, Inc. (a)	231	17,172
Camden Property Trust (a)	161	17,192
CBRE Group, Inc. Class A (a) (b)	504	79,410
CoStar Group, Inc. (a) (b)	724	61,084
Crown Castle, Inc. (a)	710	68,508
Digital Realty Trust, Inc. (a)	551	95,257
Equinix, Inc. (a)	167	130,801
Equity Residential (a)	590	38,191
Essex Property Trust, Inc. (a)	122	32,654
Extra Space Storage, Inc. (a)	344	48,483

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Federal Realty Investment Trust (a)	55	$5,572
Healthpeak Properties, Inc. (a)	1,225	23,459
Host Hotels & Resorts, Inc. (a)	1,224	20,832
Invitation Homes, Inc. (a)	1,109	32,527
Iron Mountain, Inc. (a)	469	47,810
Kimco Realty Corp. (a)	1,012	22,112
Mid-America Apartment Communities, Inc. (a)	194	27,108
Prologis, Inc. (a)	1,579	180,827
Public Storage (a)	275	79,434
Realty Income Corp. (a)	1,604	97,507
Regency Centers Corp. (a)	293	21,360
SBA Communications Corp. (a)	192	37,123
Simon Property Group, Inc. (a)	514	96,462
UDR, Inc. (a)	395	14,718
Ventas, Inc. (a)	810	56,692
VICI Properties, Inc. (a)	1,824	59,481
Welltower, Inc. (a)	1,062	189,185
Weyerhaeuser Co. (a)	1,211	30,021
		1,850,313
Utilities — 2.3%
AES Corp. (a)	1,156	15,213
Alliant Energy Corp. (a)	481	32,424
Ameren Corp. (a)	410	42,796
American Electric Power Co., Inc. (a)	900	101,250
American Water Works Co., Inc. (a)	318	44,262
Atmos Energy Corp. (a)	253	43,200
CenterPoint Energy, Inc. (a)	1,076	41,749
CMS Energy Corp. (a)	454	33,260
Consolidated Edison, Inc. (a)	548	55,085
Constellation Energy Corp. (a)	520	171,116
Dominion Energy, Inc. (a)	1,476	90,287
DTE Energy Co. (a)	358	50,632
Duke Energy Corp. (a)	1,349	166,939
Edison International (a)	711	39,304
Entergy Corp. (a)	740	68,960
Evergy, Inc. (a)	381	28,963
Eversource Energy (a)	685	48,731
Exelon Corp. (a)	1,684	75,797
FirstEnergy Corp. (a)	813	37,252
NextEra Energy, Inc. (a)	3,494	263,762
NiSource, Inc. (a)	747	32,345
NRG Energy, Inc. (a)	333	53,929
PG&E Corp. (a)	3,859	58,194
Pinnacle West Capital Corp. (a)	124	11,118
PPL Corp. (a)	1,063	39,501
Public Service Enterprise Group, Inc. (a)	809	67,519
Sempra (a)	1,110	99,878
Southern Co. (a)	1,801	170,681
Vistra Corp. (a)	528	103,446
WEC Energy Group, Inc. (a)	568	65,087

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc. (a)	992	$80,005
		2,232,685
TOTAL COMMON STOCK (Cost $47,177,685)		95,271,933
TOTAL EQUITIES (Cost $47,177,685)		95,271,933
	Principal Amount
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (d) (e)	$359,000	—
TOTAL CORPORATE DEBT (Cost $0)		—
TOTAL BONDS & NOTES (Cost $0)		—
TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $879,138)		544,028
	Number of Shares
Rights — 0.0%
Consumer Staples — 0.0%
Walgreens Boots Alliance, Inc., CVR (b) (d) (e)	1,361	—
Health Care — 0.0%
Abiomed, Inc., CVR (b) (d) (e)	136	—
TOTAL RIGHTS (Cost $860)		—
TOTAL LONG-TERM INVESTMENTS (Cost $48,057,683)		95,815,961
Short-Term Investments — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (f)	9,204	9,204
	Principal Amount
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (g)	$1,531,920	1,531,920

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,541,124)	$1,541,124
TOTAL INVESTMENTS — 102.0% (Cost $49,598,807) (h)	97,357,085
Other Assets/(Liabilities) — (2.0)%	(1,879,116)
NET ASSETS — 100.0%	$95,477,969

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $29,160 or 0.03% of net assets. The Fund received $20,582 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(g)	Maturity value of $1,532,026. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,562,721.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	11/21/25	5,775.00	20	USD	11,550,000	$30,000	$137,450	$(107,450)
S&P 500 Index	12/19/25	5,800.00	21	USD	12,180,000	66,486	140,396	(73,910)
S&P 500 Index	12/19/25	5,900.00	20	USD	11,800,000	75,640	123,530	(47,890)
S&P 500 Index	12/19/25	5,950.00	20	USD	11,900,000	82,040	131,650	(49,610)
S&P 500 Index	12/19/25	6,000.00	20	USD	12,000,000	88,680	115,010	(26,330)
S&P 500 Index	12/19/25	6,050.00	21	USD	12,705,000	99,582	111,772	(12,190)
S&P 500 Index	12/19/25	6,100.00	20	USD	12,200,000	101,600	119,330	(17,730)
						$544,028	$879,138	$(335,110)

MML Managed Volatility Fund — Portfolio of Investments (Continued)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	10/17/25	6,650.00	16	USD	10,640,000	$(163,200)	$(100,552)	$(62,648)
S&P 500 Index	10/31/25	6,700.00	16	USD	10,720,000	(171,920)	(138,360)	(33,560)
S&P 500 Index	11/21/25	6,700.00	16	USD	10,720,000	(214,240)	(138,281)	(75,959)
S&P 500 Index	11/21/25	6,800.00	16	USD	10,880,000	(136,320)	(93,884)	(42,436)
S&P 500 Index	11/21/25	6,850.00	16	USD	10,960,000	(110,000)	(138,792)	28,792
S&P 500 Index	11/28/25	6,800.00	16	USD	10,880,000	(149,312)	(97,960)	(51,352)
S&P 500 Index	11/28/25	6,900.00	15	USD	10,350,000	(88,800)	(61,818)	(26,982)
S&P 500 Index	12/19/25	6,950.00	16	USD	11,120,000	(113,440)	(117,652)	4,212
S&P 500 Index	12/19/25	7,000.00	15	USD	10,500,000	(82,920)	(76,792)	(6,128)
						$(1,230,152)	$(964,091)	$(266,061)

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.3%
Common Stock — 97.3%
Communication Services — 4.9%
Liberty Media Corp-Liberty Formula One Class C (a)	44,790	$4,678,316
Liberty Media Corp-Liberty Live Class C (b)	20,024	1,941,727
Live Nation Entertainment, Inc. (a)	3,785	618,469
Match Group, Inc.	25,435	898,364
New York Times Co. Class A	44,026	2,527,092
Reddit, Inc. Class A (a)	10,631	2,445,024
Trade Desk, Inc. Class A (a)	27,134	1,329,837
		14,438,829
Consumer Discretionary — 16.8%
Birkenstock Holding PLC (a)	43,883	1,985,706
Bright Horizons Family Solutions, Inc. (a)	9,118	989,941
Burlington Stores, Inc. (a)	11,310	2,878,395
Domino’s Pizza, Inc.	10,184	4,396,535
DraftKings, Inc. Class A (a)	97,066	3,630,268
Duolingo, Inc. (a)	6,191	1,992,511
Hilton Worldwide Holdings, Inc.	22,946	5,953,110
McGraw Hill, Inc. (a)	34,369	431,331
On Holding AG, Class A (a)	25,410	1,076,114
Planet Fitness, Inc. Class A (a)	34,394	3,570,097
Ross Stores, Inc.	20,684	3,152,035
Service Corp. International	9,678	805,403
Sportradar Group AG Class A (a)	35,797	962,939
Texas Roadhouse, Inc.	11,152	1,852,905
TopBuild Corp. (b)	3,001	1,172,971
Ulta Beauty, Inc. (a)	5,093	2,784,598
Viking Holdings Ltd. (a)	65,350	4,062,156
Wingstop, Inc. (b)	3,677	925,427
Wyndham Hotels & Resorts, Inc.	16,814	1,343,439
Yum! Brands, Inc.	35,104	5,335,808
		49,301,689
Consumer Staples — 3.4%
Casey’s General Stores, Inc.	4,882	2,759,892
Dollar Tree, Inc. (a)	41,430	3,909,749
Maplebear, Inc. (b)	29,831	1,096,588
McCormick & Co., Inc.	31,702	2,121,181
		9,887,410
Energy — 4.6%
Cheniere Energy, Inc.	18,215	4,280,161
DT Midstream, Inc. (a)	2,756	311,593
EQT Corp.	49,056	2,670,118
Expand Energy Corp.	18,283	1,942,386

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TechnipFMC PLC	109,657	$4,325,969
		13,530,227
Financials — 8.5%
Assurant, Inc.	20,189	4,372,937
Axis Capital Holdings Ltd.	9,721	931,272
Bullish (a)	3,413	217,101
Cboe Global Markets, Inc.	9,594	2,352,929
Corpay, Inc. (a)	6,732	1,939,220
Klarna Group PLC (a)	9,499	348,138
Markel Group, Inc. (a)	802	1,532,911
MarketAxess Holdings, Inc.	6,412	1,117,291
MSCI, Inc.	6,499	3,687,598
Raymond James Financial, Inc.	19,334	3,337,048
Ryan Specialty Holdings, Inc. (b)	14,062	792,534
Toast, Inc., Class A (a)	54,636	1,994,760
TPG, Inc.	17,790	1,022,036
Tradeweb Markets, Inc. Class A	11,983	1,329,873
		24,975,648
Health Care — 20.4%
Agilent Technologies, Inc.	42,132	5,407,642
Alcon AG (b)	24,985	1,861,632
Align Technology, Inc. (a)	11,828	1,481,102
Alnylam Pharmaceuticals, Inc. (a)	11,418	5,206,608
Arcellx, Inc. (a)	8,561	702,858
Ascendis Pharma AS ADR (a)	10,946	2,176,174
Avantor, Inc. (a)	168,294	2,100,309
Biogen, Inc. (a)	5,464	765,397
BioNTech SE ADR (a)	10,758	1,060,954
Bruker Corp. (b)	32,273	1,048,550
Caris Life Sciences, Inc. (a)	24,765	749,141
Cooper Cos., Inc. (a)	51,207	3,510,752
CRISPR Therapeutics AG (b)	12,334	799,367
Cytokinetics, Inc. (b)	29,024	1,595,159
Elanco Animal Health, Inc. (b)	55,844	1,124,698
Encompass Health Corp.	10,914	1,386,296
Hologic, Inc. (a)	98,927	6,676,583
Ionis Pharmaceuticals, Inc. (a)	59,008	3,860,304
Masimo Corp. (a)	4,376	645,679
Mettler-Toledo International, Inc. (a)	3,625	4,450,086
Molina Healthcare, Inc. (a)	6,912	1,322,680
Quidelortho Corp. (b)	25,845	761,135
Revolution Medicines, Inc. (a)	15,557	726,512
Teleflex, Inc.	23,491	2,874,359
Vaxcyte, Inc. (a)	19,128	688,991
Veeva Systems, Inc. Class A (a)	20,358	6,064,852
West Pharmaceutical Services, Inc.	3,673	963,538
		60,011,358
Industrials — 15.0%
Booz Allen Hamilton Holding Corp.	22,290	2,227,885
Broadridge Financial Solutions, Inc.	5,105	1,215,858

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BWX Technologies, Inc.	15,227	$2,807,402
Equifax, Inc.	9,149	2,346,993
Esab Corp.	27,419	3,063,799
Ferguson Enterprises, Inc.	14,194	3,187,688
Firefly Aerospace, Inc. (a)	4,369	128,099
Fortive Corp.	21,115	1,034,424
IDEX Corp.	3,518	572,590
Ingersoll Rand, Inc.	46,729	3,860,750
ITT, Inc.	10,214	1,825,855
JB Hunt Transport Services, Inc.	5,729	768,660
Old Dominion Freight Line, Inc.	17,270	2,431,271
Paylocity Holding Corp. (a)	19,214	3,060,214
Quanta Services, Inc.	4,186	1,734,762
StandardAero, Inc. (a)	48,850	1,333,116
Textron, Inc.	43,194	3,649,461
TransUnion	35,487	2,973,101
UL Solutions, Inc. Class A (b)	22,121	1,567,494
Veralto Corp.	17,276	1,841,794
Waste Connections, Inc.	2,950	518,610
XPO, Inc. (b)	15,455	1,997,868
		44,147,694
Information Technology — 20.0%
Amphenol Corp. Class A	29,641	3,668,074
Atlassian Corp. Class A (a)	11,285	1,802,214
Aurora Innovation, Inc. (b)	89,330	481,489
CCC Intelligent Solutions Holdings, Inc. (b)	301,282	2,744,679
Corning, Inc.	22,844	1,873,893
HubSpot, Inc. (a)	2,247	1,051,147
Keysight Technologies, Inc. (a)	17,301	3,026,291
Lattice Semiconductor Corp. (b)	76,496	5,608,687
MACOM Technology Solutions Holdings, Inc. (a)	17,341	2,158,781
Manhattan Associates, Inc. (a)	9,975	2,044,675
Microchip Technology, Inc.	49,540	3,181,459
Monday.com Ltd. (a)	5,783	1,120,109
MongoDB, Inc. (a)	3,010	934,244
Monolithic Power Systems, Inc.	3,987	3,670,592
Netskope, Inc. Class A (a)	15,901	361,430
NXP Semiconductors NV	9,082	2,068,244
Onestream, Inc. (b)	30,032	553,490
PTC, Inc. (a)	32,578	6,613,985
Pure Storage, Inc. Class A (a)	34,585	2,898,569
Ralliant Corp.	15,234	666,183
Teradyne, Inc.	7,041	969,123
Tyler Technologies, Inc. (a)	9,614	5,029,660
Unity Software, Inc. (a)	17,097	684,564
Zoom Communications, Inc. (a)	22,704	1,873,080
Zscaler, Inc. (a)	11,732	3,515,611
		58,600,273
Materials — 3.2%
Avery Dennison Corp.	17,183	2,786,567
Ball Corp.	36,964	1,863,725
Martin Marietta Materials, Inc.	5,472	3,448,892

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sealed Air Corp. (b)	39,950	$1,412,233
		9,511,417
Real Estate — 0.5%
CoStar Group, Inc. (a)	18,683	1,576,285
TOTAL COMMON STOCK (Cost $237,069,422)		285,980,830
TOTAL EQUITIES (Cost $237,069,422)		285,980,830
TOTAL LONG-TERM INVESTMENTS (Cost $237,069,422)		285,980,830
Short-Term Investments — 3.3%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	1,294,399	1,294,399
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 1.148% (d)	116	116
	Principal Amount
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (e)	$8,208,125	8,208,125
TOTAL SHORT-TERM INVESTMENTS (Cost $9,502,640)		9,502,640
TOTAL INVESTMENTS — 100.6% (Cost $246,572,062) (f)		295,483,470
Other Assets/(Liabilities) — (0.6)%		(1,675,936)
NET ASSETS — 100.0%		$293,807,534

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $16,916,821 or 5.76% of net assets. The Fund received $16,090,610 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of September 30, 2025.
(e)	Maturity value of $8,208,695. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $8,372,309.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Cap Growth Equity Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 2.0%
Cargurus, Inc. (a)	44,330	$1,650,406
Cinemark Holdings, Inc.	25,426	712,437
Criteo SA Sponsored ADR (a)	11,475	259,335
MNTN, Inc. Class A (a)	7,084	131,408
		2,753,586
Consumer Discretionary — 12.0%
Abercrombie & Fitch Co. Class A (a)	7,086	606,207
Boot Barn Holdings, Inc. (a)	7,187	1,191,030
Century Communities, Inc.	10,141	642,635
Champion Homes, Inc. (a)	22,886	1,747,804
Cheesecake Factory, Inc. (b)	11,435	624,808
Five Below, Inc. (a)	5,074	784,948
Genius Sports Ltd. (a)	102,066	1,263,577
Goodyear Tire & Rubber Co. (a) (b)	58,758	439,510
H&R Block, Inc.	13,800	697,866
Life Time Group Holdings, Inc. (a)	28,589	789,056
Modine Manufacturing Co. (a) (b)	13,385	1,902,812
National Vision Holdings, Inc. (a)	27,118	791,575
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,711	733,292
Patrick Industries, Inc.	9,456	978,034
Shake Shack, Inc. Class A (a)	7,205	674,460
Stride, Inc. (a) (b)	5,710	850,447
Sweetgreen, Inc. Class A (a) (b)	10,792	86,120
Valvoline, Inc. (a)	14,091	506,008
Visteon Corp.	4,757	570,174
Wingstop, Inc. (b)	707	177,938
YETI Holdings, Inc. (a)	18,903	627,202
		16,685,503
Consumer Staples — 2.4%
BellRing Brands, Inc. (a)	10,705	389,127
Chefs’ Warehouse, Inc. (a)	10,707	624,539
Freshpet, Inc. (a)	8,980	494,888
Guardian Pharmacy Services, Inc. Class A (a)	17,998	472,088
Oddity Tech Ltd. Class A (a)	5,971	371,993
Vita Coco Co., Inc. (a)	13,154	558,650
Vital Farms, Inc. (a)	10,063	414,093
		3,325,378
Energy — 3.0%
Cactus, Inc. Class A	24,649	972,896
Gulfport Energy Corp. (a)	5,684	1,028,690
Magnolia Oil & Gas Corp. Class A	27,610	659,051

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Viper Energy, Inc. Class A	39,337	$1,503,460
		4,164,097
Financials — 13.0%
Ameris Bancorp	12,692	930,451
Assured Guaranty Ltd.	6,614	559,875
Banner Corp.	13,061	855,495
Beazley PLC	22,073	270,036
Cadence Bank	53,836	2,021,003
Dave, Inc. (a)	1,328	264,737
HA Sustainable Infrastructure Capital, Inc. (b)	52,611	1,615,158
Hamilton Insurance Group Ltd. Class B (a)	21,383	530,298
Hamilton Lane, Inc. Class A	6,624	892,849
Hancock Whitney Corp.	15,057	942,719
Kemper Corp.	9,297	479,260
National Bank Holdings Corp. Class A	12,038	465,148
Perella Weinberg Partners (b)	36,655	781,485
PJT Partners, Inc. Class A	8,325	1,479,602
Seacoast Banking Corp. of Florida	62,466	1,900,840
Simmons First National Corp. Class A	29,300	561,681
SiriusPoint Ltd. (a)	60,350	1,091,731
StepStone Group, Inc. Class A Class A	11,544	753,939
UMB Financial Corp.	9,093	1,076,157
WisdomTree, Inc. (b)	40,954	569,261
		18,041,725
Health Care — 19.1%
Adaptive Biotechnologies Corp. (a)	20,141	301,309
Akero Therapeutics, Inc. (a)	16,097	764,286
Alignment Healthcare, Inc. (a)	69,045	1,204,835
Amicus Therapeutics, Inc. (a)	34,948	275,390
Apellis Pharmaceuticals, Inc. (a)	17,295	391,386
Apogee Therapeutics, Inc. (a)	12,873	511,444
AtriCure, Inc. (a)	19,030	670,808
Avidity Biosciences, Inc. (a) (b)	24,562	1,070,166
Axsome Therapeutics, Inc. (a)	7,959	966,621
Bridgebio Pharma, Inc. (a)	9,331	484,652
Celldex Therapeutics, Inc. (a)	14,896	385,360
CG oncology, Inc. (a) (b)	19,880	800,766
Crinetics Pharmaceuticals, Inc. (a) (b)	23,869	994,144
Cytokinetics, Inc. (a) (b)	17,419	957,348
Disc Medicine, Inc. (a) (b)	12,728	841,066
Ensign Group, Inc.	4,649	803,208
GeneDx Holdings Corp. (a)	6,675	719,164
Glaukos Corp. (a)	14,997	1,223,005
HealthEquity, Inc. (a)	10,768	1,020,483
Hims & Hers Health, Inc. (a)	4,414	250,362
Insmed, Inc. (a)	11,133	1,603,263
Kymera Therapeutics, Inc. (a) (b)	14,726	833,492
Lantheus Holdings, Inc. (a) (b)	11,047	566,601
Merit Medical Systems, Inc. (a)	8,301	690,892
Merus NV (a)	3,176	299,020
Mineralys Therapeutics, Inc. (a)	8,500	322,320
Mirum Pharmaceuticals, Inc. (a)	3,992	292,654

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nuvalent, Inc., Class A (a)	4,095	$354,136
Option Care Health, Inc. (a)	21,956	609,499
PACS Group, Inc. (a)	23,399	321,268
PROCEPT BioRobotics Corp. (a) (b)	11,609	414,325
Protagonist Therapeutics, Inc. (a)	7,785	517,158
PTC Therapeutics, Inc. (a)	15,106	927,055
Revolution Medicines, Inc. (a)	25,793	1,204,533
Scholar Rock Holding Corp. (a)	17,108	637,102
Soleno Therapeutics, Inc. (a)	4,706	318,126
Spyre Therapeutics, Inc. (a) (b)	10,028	168,069
Structure Therapeutics, Inc. ADR (a) (b)	11,926	333,928
TransMedics Group, Inc. (a) (b)	4,192	470,342
Ultragenyx Pharmaceutical, Inc. (a)	6,757	203,251
Vaxcyte, Inc. (a)	9,587	345,324
Veracyte, Inc. (a) (b)	12,721	436,712
		26,504,873
Industrials — 23.0%
AAON, Inc. (b)	7,300	682,112
AAR Corp. (a)	10,448	936,872
Acuity, Inc.	3,707	1,276,654
Alight, Inc. Class A	69,416	226,296
Ameresco, Inc. Class A (a)	40,833	1,371,172
Applied Industrial Technologies, Inc.	4,420	1,153,841
Atmus Filtration Technologies, Inc.	16,914	762,652
Boise Cascade Co.	6,895	533,121
Casella Waste Systems, Inc. Class A (a)	10,961	1,039,980
Comfort Systems USA, Inc.	632	521,514
Curtiss-Wright Corp.	2,096	1,138,002
DXP Enterprises, Inc. (a)	15,642	1,862,493
Enpro, Inc. (b)	4,443	1,004,118
ESCO Technologies, Inc.	4,844	1,022,617
Exlservice Holdings, Inc. (a)	28,732	1,265,070
Fluor Corp. (a)	15,887	668,366
GATX Corp.	5,058	884,138
GEO Group, Inc. (a)	1,583	32,436
Kirby Corp. (a)	8,681	724,429
Korn Ferry	12,050	843,259
Leonardo DRS, Inc.	14,175	643,545
McGrath RentCorp	5,672	665,326
MYR Group, Inc. (a)	4,145	862,284
NEXTracker, Inc. Class A (a)	16,544	1,224,091
Rush Enterprises, Inc. Class A	24,894	1,331,082
RXO, Inc. (a) (b)	38,156	586,839
Ryder System, Inc.	5,212	983,192
StandardAero, Inc. (a)	18,658	509,177
Terex Corp. (b)	15,007	769,859
TriNet Group, Inc.	6,362	425,554
Verra Mobility Corp. (a)	101,594	2,509,372
Voyager Technologies, Inc. Class A (a)	14,180	422,280
WNS Holdings Ltd. (a)	8,276	631,211
Xometry, Inc. Class A (a) (b)	14,038	764,650

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zurn Elkay Water Solutions Corp.	35,088	$1,650,189
		31,927,793
Information Technology — 14.7%
Advanced Energy Industries, Inc.	4,817	819,564
Agilysys, Inc. (a)	11,293	1,188,588
Amplitude, Inc. Class A (a)	51,625	553,420
AvePoint, Inc. (a)	109,582	1,644,826
Belden, Inc.	8,003	962,521
Calix, Inc. (a)	17,480	1,072,748
Cirrus Logic, Inc. (a)	5,852	733,197
Clearwater Analytics Holdings, Inc. Class A (a)	23,920	431,038
Crane NXT Co. (b)	12,014	805,779
Credo Technology Group Holding Ltd. (a)	10,990	1,600,254
CyberArk Software Ltd. (a)	1,680	811,692
Fabrinet (a)	1,743	635,533
Freshworks, Inc. Class A (a)	103,201	1,214,676
Intapp, Inc. (a)	33,048	1,351,663
MKS, Inc. (b)	7,331	907,358
Power Integrations, Inc.	8,759	352,199
Rubrik, Inc. Class A (a)	4,080	335,580
Semtech Corp. (a) (b)	12,574	898,412
ServiceTitan, Inc. Class A (a)	2,777	280,005
Silicon Motion Technology Corp. Sponsored ADR	7,424	703,869
SiTime Corp. (a)	7,192	2,167,022
Universal Display Corp.	1,993	286,255
Viavi Solutions, Inc. (a)	50,319	638,548
		20,394,747
Materials — 2.8%
Cabot Corp.	26,464	2,012,587
Graphic Packaging Holding Co.	29,179	571,033
James Hardie Industries PLC (a) (b)	53,227	1,022,491
MP Materials Corp. (a)	4,500	301,815
		3,907,926
Real Estate — 4.6%
American Healthcare REIT, Inc.	51,086	2,146,123
Douglas Emmett, Inc.	35,158	547,410
Essential Properties Realty Trust, Inc.	21,127	628,739
Independence Realty Trust, Inc.	35,362	579,583
Phillips Edison & Co., Inc.	48,557	1,666,962
Terreno Realty Corp.	11,688	663,294
Xenia Hotels & Resorts, Inc.	16,993	233,144
		6,465,255
Utilities — 1.4%
IDACORP, Inc. (b)	7,977	1,054,160

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ONE Gas, Inc.	10,478	$848,090
		1,902,250
TOTAL COMMON STOCK (Cost $111,446,121)		136,073,133
TOTAL EQUITIES (Cost $111,446,121)		136,073,133
Exchange-Traded Funds — 1.6%
iShares Russell 2000 ETF	8,886	2,150,057
iShares Russell 2000 Growth ETF (b)	103	32,964
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,161,891)		2,183,021
TOTAL LONG-TERM INVESTMENTS (Cost $113,608,012)		138,256,154
Short-Term Investments — 3.3%
Investment of Cash Collateral from Securities Loaned — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	3,429,337	3,429,337
	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$1,176,940	1,176,940
TOTAL SHORT-TERM INVESTMENTS (Cost $4,606,277)		4,606,277
TOTAL INVESTMENTS — 102.9% (Cost $118,214,289) (e)		142,862,431
Other Assets/(Liabilities) — (2.9)%		(4,042,683)
NET ASSETS — 100.0%		$138,819,748

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $16,407,084 or 11.82% of net assets. The Fund received $13,234,869 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $1,177,022. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,200,699.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small/Mid Cap Value Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 2.1%
Criteo SA Sponsored ADR (a)	39,971	$903,344
Nexstar Media Group, Inc.	8,232	1,627,796
		2,531,140
Consumer Discretionary — 9.2%
ADT, Inc.	191,985	1,672,189
AutoNation, Inc. (a)	3,910	855,391
Bath & Body Works, Inc.	55,380	1,426,589
BorgWarner, Inc.	37,882	1,665,293
Brunswick Corp.	21,119	1,335,565
Cracker Barrel Old Country Store, Inc. (b)	15,700	691,742
Group 1 Automotive, Inc.	1,964	859,270
Laureate Education, Inc. (a)	62,173	1,960,936
Taylor Morrison Home Corp. (a)	12,389	817,798
		11,284,773
Consumer Staples — 4.7%
BJ’s Wholesale Club Holdings, Inc. (a)	21,382	1,993,871
Dollar Tree, Inc. (a)	15,037	1,419,042
Nomad Foods Ltd.	90,966	1,196,203
WD-40 Co.	6,032	1,191,923
		5,801,039
Energy — 4.7%
HF Sinclair Corp.	11,953	625,620
Magnolia Oil & Gas Corp. Class A	51,791	1,236,251
Matador Resources Co.	27,914	1,254,176
Northern Oil & Gas, Inc. (b)	34,680	860,064
TechnipFMC PLC	44,974	1,774,224
		5,750,335
Financials — 19.0%
American Financial Group, Inc.	12,411	1,808,531
Cboe Global Markets, Inc.	2,782	682,286
Comerica, Inc.	15,478	1,060,553
Federated Hermes, Inc.	30,538	1,585,838
First BanCorp	49,147	1,083,691
First Citizens BancShares, Inc. Class A	876	1,567,304
First Hawaiian, Inc.	38,053	944,856
Flagstar Financial, Inc.	62,210	718,525
HA Sustainable Infrastructure Capital, Inc. (b)	46,955	1,441,518
Hanover Insurance Group, Inc.	10,587	1,922,917
Independent Bank Corp.	18,064	1,249,487
NCR Atleos Corp. (a)	39,740	1,562,179
Stifel Financial Corp.	10,812	1,226,838

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Capital Bancshares, Inc. (a)	11,879	$1,004,132
UMB Financial Corp.	14,366	1,700,216
Walker & Dunlop, Inc.	13,486	1,127,699
Webster Financial Corp.	20,074	1,193,199
Wintrust Financial Corp.	9,875	1,307,845
		23,187,614
Health Care — 8.9%
Bio-Techne Corp.	12,998	723,079
Encompass Health Corp.	15,161	1,925,750
Envista Holdings Corp. (a)	71,594	1,458,370
Globus Medical, Inc. (a)	24,243	1,388,396
ICON PLC (a)	9,686	1,695,050
Integer Holdings Corp. (a)	15,118	1,562,143
Tenet Healthcare Corp. (a)	10,245	2,080,145
		10,832,933
Industrials — 21.3%
ArcBest Corp.	17,680	1,235,302
C.H. Robinson Worldwide, Inc.	12,501	1,655,132
CACI International, Inc. Class A (a)	3,448	1,719,793
CNH Industrial NV	94,389	1,024,121
Core & Main, Inc. Class A (a)	25,295	1,361,630
First Advantage Corp. (a) (b)	77,188	1,187,923
Fluor Corp. (a)	35,073	1,475,521
GATX Corp.	8,050	1,407,140
Gibraltar Industries, Inc. (a)	6,022	378,182
GXO Logistics, Inc. (a) (b)	27,798	1,470,236
Herc Holdings, Inc.	5,669	661,346
Hexcel Corp.	22,931	1,437,774
JBT Marel Corp.	10,281	1,443,966
Kirby Corp. (a)	16,449	1,372,669
MillerKnoll, Inc.	63,379	1,124,344
Oshkosh Corp.	12,522	1,624,103
Pentair PLC	15,897	1,760,752
Regal Rexnord Corp.	10,464	1,500,956
Star Bulk Carriers Corp.	67,744	1,259,361
WillScot Holdings Corp.	43,182	911,572
		26,011,823
Information Technology — 11.6%
ACI Worldwide, Inc. (a)	27,408	1,446,320
Avnet, Inc.	19,666	1,028,139
Calix, Inc. (a)	17,172	1,053,846
Crane NXT Co. (b)	20,462	1,372,386
F5, Inc. (a)	3,905	1,262,057
FormFactor, Inc. (a)	25,013	910,973
Globant SA (a)	13,315	764,015
IPG Photonics Corp. (a) (b)	16,994	1,345,755
Lumentum Holdings, Inc. (a) (b)	8,536	1,388,893
Nice Ltd. Sponsored ADR (a)	6,630	959,891
ON Semiconductor Corp. (a)	22,051	1,087,335

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TD SYNNEX Corp.	9,555	$1,564,631
		14,184,241
Materials — 6.2%
Avient Corp.	37,217	1,226,300
Graphic Packaging Holding Co.	77,281	1,512,389
O-I Glass, Inc. (a)	90,469	1,173,383
Reliance, Inc.	6,785	1,905,432
RPM International, Inc.	14,724	1,735,665
		7,553,169
Real Estate — 8.2%
American Healthcare REIT, Inc.	38,770	1,628,728
Broadstone Net Lease, Inc.	42,908	766,766
COPT Defense Properties	56,090	1,629,975
CubeSmart	17,125	696,303
Independence Realty Trust, Inc.	84,300	1,381,677
Jones Lang LaSalle, Inc. (a)	6,633	1,978,491
Ryman Hospitality Properties, Inc.	9,103	815,538
STAG Industrial, Inc.	32,818	1,158,147
		10,055,625
Utilities — 3.4%
Chesapeake Utilities Corp.	5,565	749,550
IDACORP, Inc.	15,649	2,068,015
ONE Gas, Inc.	16,324	1,321,265
		4,138,830
TOTAL COMMON STOCK (Cost $114,276,280)		121,331,522
TOTAL EQUITIES (Cost $114,276,280)		121,331,522
TOTAL LONG-TERM INVESTMENTS (Cost $114,276,280)		121,331,522
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	699,435	699,435
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$885,782	885,782
TOTAL SHORT-TERM INVESTMENTS (Cost $1,585,217)		1,585,217

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.6% (Cost $115,861,497) (e)	$122,916,739
Other Assets/(Liabilities) — (0.6)%	(709,274)
NET ASSETS — 100.0%	$122,207,465

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $8,128,920 or 6.65% of net assets. The Fund received $7,563,104 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $885,843. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $903,594.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 8.9%
Alphabet, Inc. Class A	27,648	$6,721,229
Liberty Media Corp-Liberty Formula One Class C (a)	2,348	245,249
Meta Platforms, Inc. Class A	5,170	3,796,744
Netflix, Inc. (a)	1,180	1,414,726
Verizon Communications, Inc.	10,437	458,706
		12,636,654
Consumer Discretionary — 10.8%
Airbnb, Inc. Class A (a)	1,814	220,256
Amazon.com, Inc. (a)	22,481	4,936,153
Booking Holdings, Inc.	149	804,491
Chipotle Mexican Grill, Inc. (a)	7,025	275,310
Deckers Outdoor Corp. (a)	4,403	446,332
Home Depot, Inc.	5,137	2,081,461
Marriott International, Inc. Class A	3,104	808,406
O’Reilly Automotive, Inc. (a)	8,323	897,302
Tesla, Inc. (a)	5,369	2,387,702
TJX Cos., Inc.	10,200	1,474,308
Tractor Supply Co.	16,046	912,536
		15,244,257
Consumer Staples — 3.9%
Church & Dwight Co., Inc.	6,981	611,745
Colgate-Palmolive Co.	5,451	435,753
Costco Wholesale Corp.	1,013	937,663
PepsiCo, Inc.	6,875	965,525
Procter & Gamble Co.	10,046	1,543,568
Sysco Corp.	12,963	1,067,374
		5,561,628
Energy — 2.1%
Cheniere Energy, Inc.	4,510	1,059,760
Schlumberger NV	23,362	802,952
Williams Cos., Inc.	18,658	1,181,984
		3,044,696
Financials — 14.3%
American Express Co.	3,834	1,273,502
Ameriprise Financial, Inc.	1,753	861,161
Bank of America Corp.	38,466	1,984,461
Blackrock, Inc.	828	965,340
Fiserv, Inc. (a)	2,880	371,318
Intercontinental Exchange, Inc.	4,055	683,187
JP Morgan Chase & Co.	7,103	2,240,499
KKR & Co., Inc.	5,496	714,205

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	3,257	$656,383
Mastercard, Inc. Class A	4,441	2,526,085
MetLife, Inc.	12,135	999,560
Morgan Stanley	11,301	1,796,407
Progressive Corp.	2,685	663,061
Regions Financial Corp.	65,369	1,723,781
S&P Global, Inc.	2,865	1,394,424
Visa, Inc. Class A	3,800	1,297,244
		20,150,618
Health Care — 9.1%
AbbVie, Inc.	6,107	1,414,015
Agilent Technologies, Inc.	3,884	498,511
Bristol-Myers Squibb Co.	7,694	346,999
Cencora, Inc.	2,007	627,248
Cigna Group	3,351	965,926
Danaher Corp.	5,934	1,176,475
Eli Lilly & Co.	2,067	1,577,121
Gilead Sciences, Inc.	8,974	996,114
IDEXX Laboratories, Inc. (a)	1,255	801,807
Intuitive Surgical, Inc. (a)	1,291	577,374
Merck & Co., Inc.	6,808	571,395
Thermo Fisher Scientific, Inc.	1,835	890,012
UnitedHealth Group, Inc.	2,325	802,822
Vertex Pharmaceuticals, Inc. (a)	1,654	647,773
Zoetis, Inc.	6,155	900,600
		12,794,192
Industrials — 9.4%
Automatic Data Processing, Inc.	3,821	1,121,464
Copart, Inc. (a)	10,325	464,315
Cummins, Inc.	2,781	1,174,611
Deere & Co.	1,465	669,886
Eaton Corp. PLC	3,010	1,126,492
FedEx Corp.	1,868	440,493
Ferguson Enterprises, Inc.	2,746	616,697
GE Vernova, Inc.	1,081	664,707
Honeywell International, Inc.	3,514	739,697
Johnson Controls International PLC	17,408	1,914,010
Parker-Hannifin Corp.	956	724,791
Uber Technologies, Inc. (a)	7,874	771,416
Union Pacific Corp.	3,060	723,292
United Rentals, Inc.	951	907,882
Xylem, Inc.	8,239	1,215,252
		13,275,005
Information Technology — 35.0%
Analog Devices, Inc.	6,960	1,710,072
Apple, Inc.	26,171	6,663,922
Applied Materials, Inc.	2,105	430,978
AppLovin Corp. Class A (a)	1,161	834,225
Arista Networks, Inc. (a)	7,020	1,022,884
ARM Holdings PLC ADR (a)	1,823	257,936

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	492	$479,682
Broadcom, Inc.	14,868	4,905,102
Cadence Design Systems, Inc. (a)	4,350	1,527,981
CDW Corp.	3,085	491,379
Crowdstrike Holdings, Inc. Class A (a)	1,248	611,994
Dynatrace, Inc. (a)	14,465	700,829
International Business Machines Corp.	7,114	2,007,286
Microsoft Corp.	22,186	11,491,239
MongoDB, Inc. (a)	1,277	396,355
Motorola Solutions, Inc.	2,669	1,220,507
NVIDIA Corp.	62,480	11,657,518
Salesforce, Inc.	2,437	577,569
ServiceNow, Inc. (a)	1,220	1,122,742
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,708	477,027
Workday, Inc. Class A (a)	3,364	809,816
		49,397,043
Materials — 2.0%
Ball Corp.	11,068	558,048
Ecolab, Inc.	3,009	824,045
Linde PLC (LIN US)	3,027	1,437,825
		2,819,918
Real Estate — 2.4%
Equinix, Inc.	1,586	1,242,219
Prologis, Inc.	11,224	1,285,372
Welltower, Inc.	4,615	822,116
		3,349,707
Utilities — 1.5%
NextEra Energy, Inc.	27,329	2,063,066
TOTAL COMMON STOCK (Cost $92,590,365)		140,336,784
TOTAL EQUITIES (Cost $92,590,365)		140,336,784
Exchange-Traded Funds — 0.5%
iShares Core S&P 500 ETF	968	647,882
TOTAL EXCHANGE-TRADED FUNDS (Cost $642,403)		647,882
TOTAL LONG-TERM INVESTMENTS (Cost $93,232,768)		140,984,666
Short-Term Investments — 0.1%
	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (b)	$216,714	216,714

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $216,714)	$216,714
TOTAL INVESTMENTS — 100.0% (Cost $93,449,482) (c)	141,201,380
Other Assets/(Liabilities) — (0.0)%	(2,747)
NET ASSETS — 100.0%	$141,198,633

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $216,729. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $221,131.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	12/19/25	USD	98,440	EUR	83,013	$540
Goldman Sachs & Co.	12/19/25	USD	111,134	EUR	93,802	510
Morgan Stanley & Co. LLC	12/19/25	USD	98,424	EUR	83,013	525
UBS AG	12/19/25	USD	98,432	EUR	83,013	532
						$2,107

Currency Legend

EUR	Euro
USD	U.S. Dollar

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 97.7%
Common Stock — 96.9%
Communication Services — 1.3%
Omnicom Group, Inc.	23,899	$1,948,486
Publicis Groupe SA	13,211	1,268,084
		3,216,570
Consumer Discretionary — 4.1%
BorgWarner, Inc.	37,122	1,631,883
Cie Generale des Etablissements Michelin SCA	33,455	1,201,681
Gentex Corp.	44,094	1,247,860
Mohawk Industries, Inc. (a)	15,453	1,992,201
PulteGroup, Inc.	18,268	2,413,751
Sodexo SA	22,216	1,398,620
		9,885,996
Consumer Staples — 9.1%
Conagra Brands, Inc.	92,930	1,701,549
Estee Lauder Cos., Inc. Class A	26,899	2,370,340
General Mills, Inc.	21,003	1,058,971
Heineken NV	17,987	1,404,800
Kenvue, Inc.	229,314	3,721,766
Kimberly-Clark Corp.	29,483	3,665,916
Koninklijke Ahold Delhaize NV	69,364	2,806,198
Mondelez International, Inc. Class A	19,115	1,194,114
Pernod Ricard SA	20,293	1,995,315
Reckitt Benckiser Group PLC	28,165	2,175,203
		22,094,172
Energy — 6.2%
Baker Hughes Co.	76,910	3,747,055
Coterra Energy, Inc.	87,530	2,070,084
Diamondback Energy, Inc.	13,926	1,992,811
Enterprise Products Partners LP (b)	127,168	3,976,543
Occidental Petroleum Corp.	41,378	1,955,111
ONEOK, Inc.	16,434	1,199,189
		14,940,793
Financials — 15.3%
Allstate Corp.	6,962	1,494,393
Bank of New York Mellon Corp.	9,788	1,066,500
Commerce Bancshares, Inc.	65,047	3,887,209
First Hawaiian, Inc.	60,433	1,500,551
Hanover Insurance Group, Inc.	5,634	1,023,303
Northern Trust Corp.	26,516	3,569,054
PNC Financial Services Group, Inc.	8,631	1,734,227

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Prosperity Bancshares, Inc.	45,075	$2,990,726
Raymond James Financial, Inc.	2,823	487,250
Reinsurance Group of America, Inc.	19,306	3,709,262
T. Rowe Price Group, Inc.	16,918	1,736,464
Truist Financial Corp.	87,261	3,989,573
US Bancorp	95,357	4,608,604
Westamerica BanCorp	20,775	1,038,542
Willis Towers Watson PLC	12,617	4,358,543
		37,194,201
Health Care — 15.1%
Becton Dickinson & Co.	19,535	3,656,366
Cencora, Inc.	3,058	955,717
Envista Holdings Corp. (a)	74,893	1,525,571
GE HealthCare Technologies, Inc. (a)	43,901	3,296,965
Henry Schein, Inc. (a)	69,881	4,638,002
Hologic, Inc. (a)	35,489	2,395,153
ICON PLC (a)	6,251	1,093,925
IQVIA Holdings, Inc. (a)	10,228	1,942,706
Labcorp Holdings, Inc.	13,268	3,808,712
Medtronic PLC	23,891	2,275,379
Quest Diagnostics, Inc.	11,385	2,169,753
Universal Health Services, Inc. Class B	10,896	2,227,578
Zimmer Biomet Holdings, Inc.	67,188	6,618,018
		36,603,845
Industrials — 15.8%
A.O. Smith Corp.	21,393	1,570,460
ABM Industries, Inc.	32,060	1,478,607
Ashtead Group PLC	20,849	1,401,060
Bunzl PLC	113,034	3,568,422
CSX Corp.	113,128	4,017,175
Cummins, Inc.	7,520	3,176,222
Dover Corp.	3,865	644,798
Emerson Electric Co.	6,158	807,807
Fortive Corp.	18,385	900,681
Hexcel Corp.	20,439	1,281,525
L3Harris Technologies, Inc.	9,849	3,007,983
Masco Corp.	17,289	1,216,973
MSC Industrial Direct Co., Inc. Class A (c)	31,495	2,901,949
Norfolk Southern Corp.	8,202	2,463,963
Oshkosh Corp.	16,388	2,125,524
PACCAR, Inc.	18,523	1,821,181
Southwest Airlines Co. (c)	74,127	2,365,393
Timken Co.	25,705	1,932,502
Toro Co.	19,972	1,521,866
Vinci SA	1,573	219,023
		38,423,114
Information Technology — 6.5%
Amdocs Ltd.	32,878	2,697,640

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
CDW Corp.	7,418	$1,181,539
Cognizant Technology Solutions Corp. Class A	26,577	1,782,519
F5, Inc. (a)	2,937	949,209
HP, Inc.	100,560	2,738,249
NXP Semiconductors NV	5,019	1,142,977
Ralliant Corp.	25,262	1,104,707
TE Connectivity PLC	5,579	1,224,758
Teradyne, Inc.	22,077	3,038,678
		15,860,276
Materials — 5.3%
Akzo Nobel NV	16,830	1,198,815
Eagle Materials, Inc.	8,676	2,021,855
Graphic Packaging Holding Co.	137,220	2,685,396
Packaging Corp. of America	14,845	3,235,171
PPG Industries, Inc.	16,199	1,702,677
Reliance, Inc.	7,269	2,041,353
		12,885,267
Real Estate — 9.1%
Agree Realty Corp.	11,048	784,850
American Tower Corp.	12,602	2,423,617
Equity Residential	49,145	3,181,156
Essex Property Trust, Inc.	2,626	702,875
Healthpeak Properties, Inc.	119,617	2,290,666
Public Storage	9,243	2,669,840
Realty Income Corp.	63,222	3,843,265
Regency Centers Corp.	10,767	784,914
Ventas, Inc.	28,668	2,006,473
VICI Properties, Inc.	103,578	3,377,679
		22,065,335
Utilities — 9.1%
Duke Energy Corp.	13,651	1,689,311
Evergy, Inc.	50,339	3,826,771
Eversource Energy	40,700	2,895,398
Northwestern Energy Group, Inc.	62,102	3,639,798
ONE Gas, Inc.	38,354	3,104,373
PPL Corp.	10,553	392,149
Spire, Inc.	27,621	2,251,664
Xcel Energy, Inc.	52,629	4,244,529
		22,043,993
TOTAL COMMON STOCK (Cost $225,719,222)		235,213,562
Preferred Stock — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co. KGaA 2.968%	23,564	1,902,013

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

		Value
TOTAL PREFERRED STOCK (Cost $1,692,883)		$1,902,013
TOTAL EQUITIES (Cost $227,412,105)		237,115,575
TOTAL LONG-TERM INVESTMENTS (Cost $227,412,105)		237,115,575
Short-Term Investments — 2.5%
	Principal Amount
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$6,089,643	6,089,643
TOTAL SHORT-TERM INVESTMENTS (Cost $6,089,643)		6,089,643
TOTAL INVESTMENTS — 100.2% (Cost $233,501,748) (e)		243,205,218
Other Assets/(Liabilities) — (0.2)%		(499,129)
NET ASSETS — 100.0%		$242,706,089

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $2,756,214 or 1.14% of net assets. The Fund received $2,873,713 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Maturity value of $6,090,066. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $6,211,581.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/19/25	USD	2,024,018	GBP	1,497,293	$10,122
Citibank N.A.	12/19/25	USD	2,023,673	GBP	1,497,293	9,776
Citibank N.A.	12/19/25	USD	2,890,042	EUR	2,437,130	15,860
Goldman Sachs & Co.	12/19/25	USD	2,023,277	GBP	1,497,293	9,380
Goldman Sachs & Co.	12/19/25	USD	2,889,078	EUR	2,437,130	14,897
Morgan Stanley & Co. LLC	12/19/25	USD	2,889,591	EUR	2,437,130	15,410
UBS AG	12/19/25	USD	2,889,805	EUR	2,437,130	15,623
						$91,068

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Communication Services — 0.5%
Entravision Communications Corp. Class A	79,549	$185,349
Thryv Holdings, Inc. (a) (b)	6,772	81,670
Townsquare Media, Inc. Class A	5,927	39,830
		306,849
Consumer Discretionary — 13.9%
A-Mark Precious Metals, Inc.	10,488	271,325
Bath & Body Works, Inc.	41,429	1,067,211
Boyd Gaming Corp.	6,710	580,079
Brunswick Corp.	11,444	723,718
Champion Homes, Inc. (a) (b)	10,717	818,457
KinderCare Learning Cos., Inc. (a)	38,481	255,514
M/I Homes, Inc. (a)	4,322	624,270
MarineMax, Inc. (a) (b)	19,763	500,597
McGraw Hill, Inc. (a)	25,867	324,631
Meritage Homes Corp.	6,892	499,188
OneWater Marine, Inc. Class A (a) (b)	16,939	268,314
Patrick Industries, Inc. (b)	2,551	263,850
Taylor Morrison Home Corp. (a)	9,031	596,136
Visteon Corp.	9,092	1,089,767
		7,883,057
Consumer Staples — 3.2%
Edgewell Personal Care Co. (b)	32,332	658,280
Spectrum Brands Holdings, Inc.	16,668	875,570
Turning Point Brands, Inc.	2,770	273,842
		1,807,692
Energy — 9.7%
Chord Energy Corp.	8,213	816,126
Crescent Energy Co. Class A (b)	106,351	948,651
Flowco Holdings, Inc. Class A (b)	22,595	335,536
Infinity Natural Resources, Inc. Class A (a) (b)	10,895	142,833
Liberty Energy, Inc.	10,408	128,435
Mach Natural Resources LP	22,872	301,453
Magnolia Oil & Gas Corp. Class A	44,869	1,071,023
Northern Oil & Gas, Inc. (b)	35,644	883,971
Permian Resources Corp. (b)	53,028	678,758
TXO Partners LP	12,473	175,246
		5,482,032
Financials — 36.2%
Accelerant Holdings Class A (a)	7,846	116,827

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Ameris Bancorp	11,521	$844,605
Atlantic Union Bankshares Corp. (b)	19,376	683,779
Axis Capital Holdings Ltd.	15,920	1,525,136
Axos Financial, Inc. (a)	6,790	574,773
Baldwin Insurance Group, Inc. (a) (b)	2,967	83,699
BancFirst Corp.	838	105,965
Bowhead Specialty Holdings, Inc. (a)	2,246	60,732
Columbia Banking System, Inc.	45,045	1,159,458
Compass Diversified Holdings	43,394	287,268
CVB Financial Corp.	10,222	193,298
Euronet Worldwide, Inc. (a) (b)	14,837	1,302,837
EVERTEC, Inc.	39,733	1,342,181
Fidelis Insurance Holdings Ltd. (b)	6,222	112,929
First BanCorp	20,703	456,501
First Merchants Corp.	2,001	75,438
FNB Corp.	47,611	767,013
Hamilton Insurance Group Ltd. Class B (a)	17,010	421,848
Home BancShares, Inc.	39,197	1,109,275
International Bancshares Corp.	12,661	870,444
Marex Group PLC	11,640	391,337
Neptune Insurance Holdings, Inc. Class A (a)	300	6,000
Nicolet Bankshares, Inc.	1,199	161,265
Old National Bancorp	76,823	1,686,265
Pathward Financial, Inc.	2,309	170,889
Popular, Inc.	4,244	539,030
Repay Holdings Corp. (a) (b)	56,192	293,884
SiriusPoint Ltd. (a)	16,346	295,699
Slide Insurance Holdings, Inc. (a)	18,265	288,313
Southstate Bank Corp.	15,564	1,538,813
StoneX Group, Inc. (a) (b)	5,340	538,913
UMB Financial Corp.	10,716	1,268,239
Webster Financial Corp.	21,113	1,254,957
		20,527,610
Health Care — 3.9%
Embecta Corp.	42,147	594,694
Enovis Corp. (a) (b)	39,625	1,202,222
Envista Holdings Corp. (a)	14,108	287,380
Pediatrix Medical Group, Inc. (a)	6,558	109,847
		2,194,143
Industrials — 13.9%
Blue Bird Corp. (a)	5,915	340,408
Brink’s Co.	9,787	1,143,709
Deluxe Corp. (b)	9,860	190,890
DIRTT Environmental Solutions (a) (b)	80,290	46,167
DXP Enterprises, Inc. (a)	1,866	222,185
Gates Industrial Corp. PLC (a)	23,891	592,975
Hammond Power Solutions, Inc. (b)	2,250	199,601
Hillman Solutions Corp. (a)	56,014	514,208
IBEX Holdings Ltd. (a)	2,123	86,024
Kennametal, Inc. (b)	9,384	196,407

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Korn Ferry	8,993	$629,330
Loomis AB	9,929	424,743
Luxfer Holdings PLC	3,789	52,667
Proficient Auto Logistics, Inc. (a) (b)	13,395	92,291
Science Applications International Corp.	3,018	299,899
Sensata Technologies Holding PLC	11,904	363,667
Tecnoglass, Inc. (b)	3,092	206,886
Timken Co. (b)	18,899	1,420,827
Titan Machinery, Inc. (a) (b)	5,856	98,029
TriNet Group, Inc.	11,257	752,981
		7,873,894
Information Technology — 5.1%
Amkor Technology, Inc.	14,467	410,863
Avnet, Inc.	6,460	337,729
Axcelis Technologies, Inc. (a)	8,660	845,562
Ingram Micro Holding Corp. (b)	20,710	445,058
Kulicke & Soffa Industries, Inc.	13,408	544,901
Opera Ltd. ADR	4,670	96,389
Progress Software Corp. (a)	4,644	204,011
		2,884,513
Materials — 6.3%
Ashland, Inc.	8,438	404,264
FMC Corp.	1,304	43,853
Graphic Packaging Holding Co. (b)	76,866	1,504,268
Ingevity Corp. (a)	12,019	663,329
Minerals Technologies, Inc.	10,257	637,165
Titan America SA (a)	21,934	327,694
		3,580,573
Real Estate — 6.4%
American Healthcare REIT, Inc.	4,748	199,463
Americold Realty Trust, Inc.	65,115	797,008
EPR Properties	7,084	410,943
LTC Properties, Inc.	6,459	238,079
Ryman Hospitality Properties, Inc.	9,465	847,969
Smartstop Self Storage REIT, Inc.	3,386	127,449
Terreno Realty Corp.	12,606	715,390
UMH Properties, Inc.	18,817	279,433
		3,615,734
TOTAL COMMON STOCK (Cost $58,060,433)		56,156,097
TOTAL EQUITIES (Cost $58,060,433)		56,156,097
TOTAL LONG-TERM INVESTMENTS (Cost $58,060,433)		56,156,097

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Short-Term Investments — 2.0%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	552,171	$552,171
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$560,598	560,598
TOTAL SHORT-TERM INVESTMENTS (Cost $1,112,769)		1,112,769
TOTAL INVESTMENTS — 101.1% (Cost $59,173,202) (e)		57,268,866
Other Assets/(Liabilities) — (1.1)%		(601,638)
NET ASSETS — 100.0%		$56,667,228

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $9,721,593 or 17.16% of net assets. The Fund received $9,453,688 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $560,637. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $571,898.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/19/25	SEK	123,219	USD	13,110	$42
Bank of America N.A.	12/19/25	USD	377,828	SEK	3,519,334	2,178
Citibank N.A.	12/19/25	USD	168,728	CAD	232,522	1,034
						$3,254

Currency Legend

CAD	Canadian Dollar
SEK	Swedish Krona
USD	U.S. Dollar

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 102.9%
Bank Loans — 1.5%
Advertising — 0.0%
Advantage Sales & Marketing, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.797% VRN 10/28/27 (a)	$47,204	$42,019
Aerospace & Defense — 0.0%
HDI Aerospace Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.828% VRN 2/11/32 (a)	44,775	44,803
TransDigm, Inc.
2024 Term Loan I, 3 mo. USD Term SOFR + 2.500%
6.502% VRN 8/24/28 (a)	28,043	28,010
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500%
6.502% VRN 2/28/31 (a)	25,850	25,833
2025 Term Loan M, 1 mo. USD Term SOFR + 2.500%
6.663% VRN 8/19/32 (a)	65,952	65,868
		164,514
Airlines — 0.0%
SkyMiles IP Ltd., 2025 Repriced Term Loan B,
0.000% 10/20/28 (b)	69,334	69,343
Apparel — 0.0%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.413% VRN 12/21/28 (a)	42,415	42,302
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000%
9.570% VRN 3/30/27 (a)	32,257	11,348
Beverages — 0.0%
Celsius Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.000%
7.291% VRN 4/01/32 (a)	31,223	31,252
Naked Juice LLC
2025 FLSO Term Loan, 3 mo. USD Term SOFR + 3.250%
7.352% VRN 1/24/29 (a)	48,034	36,112
2025 FLFO Term Loan, 3 mo. USD Term SOFR + 5.500%
9.502% VRN 1/24/29 (a)	12,574	12,637
2025 FLTO Term Loan, 3 mo. USD Term SOFR + 6.000%
10.102% VRN 1/24/30 (a)	235	96
Primo Brands Corp., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.252% VRN 3/31/28 (a)	8,090	8,085
		88,182

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.0%
PHRG Intermediate LLC, 2025 Term Loan B,
0.000% 2/20/32 (b)	$36,355	$36,219
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.163% VRN 8/18/28 (a)	34,633	34,547
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
6.763% VRN 5/06/27 (a)	17,544	17,368
		51,915
Commercial Services — 0.1%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, 3 mo. USD Term SOFR + 2.000%
6.002% VRN 1/31/31 (a)	36,878	36,893
CCRR Parent, Inc.
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250%
8.549% VRN 3/06/28 (a)	36,298	11,252
Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.710% VRN 3/06/28 (a)	13,334	4,134
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.675%
7.677% VRN 7/06/29 (a) (b)	76,126	76,531
TruGreen LP, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.263% VRN 11/02/27 (a)	47,754	46,819
		175,629
Computers — 0.0%
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.223% VRN 3/01/29 (a)	7,764	7,402
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.013% VRN 2/01/28 (a)	52,417	44,115
X Corp.
2025 Fixed Term Loan,
9.500% 10/26/29	24,443	24,501
Term Loan, 3 mo. USD Term SOFR + 6.500%
10.958% VRN 10/26/29 (a)	63,139	61,885
		137,903
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS, USD Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.252% VRN 4/28/32 (a)	38,130	38,206
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
5.885% VRN 6/24/30 (a)	162,339	162,367

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Blackhawk Network Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.163% VRN 3/12/29 (a)	$45,061	$45,194
Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.502% VRN 11/26/31 (a)	18,162	18,212
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.199% VRN 12/15/31 (a)	45,525	45,146
		270,919
Electric — 0.2%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.163% VRN 9/30/31 (a)	83,052	82,886
Alpha Generation LLC, 2025 Term Loan B,
0.000% 9/30/31 (b)	83,471	83,304
Calpine Corp.
2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750%
5.913% VRN 1/31/31 (a)	77,322	77,231
2024 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
5.913% VRN 2/15/32 (a)	107,424	107,297
Edgewater Generation LLC, 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.000%
7.163% VRN 8/01/30 (a)	96,050	96,170
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%, 3 mo. U.S. (Fed) Prime Rate + 2.500%
7.502% - 9.750% VRN 11/06/31 (a)	18,703	18,722
South Field LLC
2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.252% VRN 8/29/31 (a)	19,321	19,337
2025 Term Loan C, 3 mo. USD Term SOFR + 3.250%
7.252% VRN 8/29/31 (a)	1,242	1,244
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750%
5.913% VRN 12/20/30 (a)	72,050	72,107
		558,298
Electrical Components & Equipment — 0.0%
Pelican Products, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.513% VRN 12/29/28 (a)	54,455	46,123
Electronics — 0.0%
LSF12 Crown US Commercial Bidco LLC, 2025 Term Loan B,
0.000% 12/02/31 (b)	19,678	19,691
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.448% VRN 10/24/31 (a)	34,738	34,781
		54,472
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.502% VRN 2/15/31 (a)	35,964	32,036

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.005% VRN 3/04/32 (a)	$21,153	$21,113
EOC Borrower LLC, Term Loan A, 1 mo. USD Term SOFR + 3.750%
7.913% VRN 3/24/28 (a)	69,563	69,475
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.002% VRN 6/04/32 (a)	56,836	56,726
GVC Holdings (Gibraltar) Ltd., 2024 USD Term Loan B3, 6 mo.USD Term SOFR + 2.750%
6.610% VRN 10/31/29 (a)	21,122	21,097
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
8.945% VRN 8/16/31 (a)	52,714	52,780
Voyager Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.752% VRN 7/01/32 (a)	74,360	74,462
		295,653
Food — 0.1%
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%
8.278% VRN 6/09/28 (a)	40,535	40,468
C&S Wholesale Grocers, Inc., Term Loan B,
0.000% 8/06/30 (b)	85,380	83,246
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
8.913% VRN 5/01/31 (a)	42,535	42,650
		166,364
Health Care - Products — 0.0%
Antylia Scientific, Term Loan, 3 mo. USD Term SOFR + 4.000%
8.291% VRN 5/27/32 (a)	36,716	36,165
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
8.166% VRN 9/29/28 (a)	27,632	27,597
QuidelOrtho Corp, Term Loan, 3 mo. USD Term SOFR + 4.000%
8.002% VRN 8/20/32 (a)	59,592	59,245
		123,007
Health Care - Services — 0.1%
ADMI Corp., 2021 Term Loan B2,
0.000% 12/23/27 (b)	36,761	34,586
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.750%
7.913% VRN 8/25/32 (a)	66,241	66,092
IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD Term SOFR + 1.750%
5.752% VRN 1/02/31 (a)	56,070	56,308
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 8.750%
12.752% VRN 7/01/31 (a)	139,903	62,957

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pediatric Associates Holding Co. LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.820% VRN 12/29/28 (a)	$91,211	$86,919
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.002% VRN 9/27/30 (a)	16,391	16,384
		323,246
Holding Company - Diversified — 0.0%
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.500%
7.711% VRN 8/16/32 (a)	23,913	23,657
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.280% VRN 7/31/28 (a)	71,576	71,704
Insurance — 0.0%
AmWINS Group, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.252% VRN 1/30/32 (a)	66,062	66,019
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.528% VRN 1/20/29 (a)	32,017	30,580
		96,599
Internet — 0.1%
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.808% VRN 8/15/29 (a)	20,320	16,965
Delivery Hero SE, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.226% VRN 12/12/29 (a)	62,187	62,809
Magnite, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.163% VRN 2/06/31 (a)	43,614	43,632
MH Sub I LLC
2023 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.252% VRN 5/03/28 (a)	32,312	31,033
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
8.413% VRN 12/31/31 (a)	52,700	48,418
Plano HoldCo, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.502% VRN 10/02/31 (a)	14,925	14,552
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750%
8.913% VRN 3/15/30 (a)	10,822	10,709
Red Ventures LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
6.913% VRN 3/04/30 (a)	45,961	43,223
TripAdvisor, Inc., Term Loan, 1 mo. USD Term SOFR + 2.750%
6.913% VRN 7/08/31 (a)	29,522	28,808
		300,149
Leisure Time — 0.0%
Sabre GLBL, Inc.

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.263% VRN 6/30/28 (a)	$8,852	$8,277
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.000%
10.263% VRN 11/15/29 (a)	14,089	13,243
		21,520
Lodging — 0.1%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
5.908% VRN 11/08/30 (a)	161,709	161,813
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.163% VRN 3/14/31 (a)	16,179	16,173
		177,986
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.530% VRN 1/27/31 (a)	37,325	37,335
Machinery - Diversified — 0.0%
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.447% VRN 10/15/29 (a)	68,004	52,635
Media — 0.0%
Charter Communications Operating LLC, 2024 Term Loan B5, 3 mo. USD Term SOFR + 2.250%
6.541% VRN 12/15/31 (a)	67,015	66,982
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
6.765% VRN 1/31/28 (a)	8,447	8,434
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.500%
6.765% VRN 4/30/28 (a)	22,234	22,165
		97,581
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
8.002% - 8.163% VRN 11/19/29 (a)	42,383	39,257
Packaging & Containers — 0.0%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.058% VRN 10/18/31 (a)	26,843	25,232
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.130% VRN 8/01/27 (a)	81,427	81,319
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.250%
6.413% VRN 5/05/28 (a)	44,916	44,937
		126,256

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.2%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850%
5.070% VRN 3/01/29 (a) (c)	$204,135	$199,031
Term Loan A2, 1 mo. USD Term SOFR + 0.840%
5.103% VRN 2/22/27 (a)	101,146	99,882
Term Loan A1, 1 mo. USD Term SOFR + 0.840%
5.103% VRN 8/20/27 (a)	101,146	99,882
Invitation Homes Operating Partnership LP, 2024 Term Loan, 1 mo. USD Term SOFR + 0.850%
5.125% VRN 9/09/28 (a)	288,231	287,511
		686,306
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
5.913% VRN 9/20/30 (a)	47,584	47,386
Dave & Buster’s, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.558% VRN 11/01/31 (a)	40,660	37,445
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.000% VRN 3/15/28 (a)	38,314	38,398
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.513% VRN 4/17/28 (a)	229,800	216,586
Peer Holding III BV
2025 USD Term Loan B,
0.000% 9/27/32 (b)	68,179	68,179
2025 USD Term Loan B5B, 3 mo. USD Term SOFR + 2.500%
6.502% VRN 7/01/31 (a)	90,296	90,315
Tacala LLC, 2025 Repriced Term Loan B,
0.000% 1/31/31 (b)	73,129	73,374
		571,683
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
7.913% VRN 12/29/28 (a)	15,339	13,808
Cotiviti Corp., 2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.750%
7.030% VRN 3/26/32 (a)	20,617	20,222
DTI Holdco, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.163% VRN 4/26/29 (a)	19,684	17,457
EagleView Technology Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 5.500%, PIK 1.000%, Cash,
9.502% VRN 8/14/28 (a) (d)	71,548	70,162
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.663% VRN 1/30/32 (a)	21,235	21,080
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.500%
8.808% VRN 7/01/31 (a) (b)	48,101	47,449

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000%
8.163% VRN 4/05/30 (a)	$81,437	$70,324
		260,502
Telecommunications — 0.1%
Frontier Communications Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.650% VRN 7/01/31 (a)	17,462	17,433
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.175%
8.338% VRN 3/09/27 (a)	263,208	262,737
		280,170
TOTAL BANK LOANS (Cost $5,717,902)		5,596,270
Corporate Debt — 15.2%
Aerospace & Defense — 0.0%
Lockheed Martin Corp.
4.500% 5/15/36	80,000	78,292
4.800% 8/15/34	20,000	20,221
		98,513
Agriculture — 0.2%
Imperial Brands Finance PLC
3.500% 7/26/26 (e)	225,000	223,469
Japan Tobacco, Inc.
5.250% 6/15/30 (e)	450,000	465,912
		689,381
Airlines — 0.4%
United Airlines Pass-Through Trust, Series 2023-1, Class A,
5.800% 7/15/37	1,310,824	1,355,617
Auto Manufacturers — 0.1%
Volkswagen Group of America Finance LLC
4.750% 11/13/28 (e)	200,000	201,532
5.800% 3/27/35 (e)	55,000	56,394
Volkswagen International Finance NV 9 yr. EUR Swap + 4.783%
7.875% VRN EUR (a) (c) (e) (f)	100,000	135,460
		393,386
Banks — 3.1%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	70,000	62,172
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28 (a)	635,000	621,907
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	75,000	67,220
1 day USD SOFR + 1.320% 2.687% VRN 4/22/32 (a)	135,000	122,982
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33 (a)	65,000	59,191

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28 (a)	$470,000	$462,829
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28 (a)	415,000	413,070
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (a)	485,000	482,642
1 day USD SOFR + 1.310% 5.511% VRN 1/24/36 (a)	405,000	423,352
Citibank NA
4.914% 5/29/30	145,000	148,978
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	105,000	94,636
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29 (a)	310,000	309,249
1 day USD SOFR + 1.465% 5.333% VRN 3/27/36 (a)	380,000	388,437
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (a)	340,000	335,623
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27 (a)	1,300,000	1,267,916
1 day USD SOFR + 1.380% 5.536% VRN 1/28/36 (a)	335,000	349,688
HSBC Holdings PLC 1 day USD SOFR + 1.732%
2.013% VRN 9/22/28 (a)	305,000	292,197
JP Morgan Chase & Co.
1 day USD SOFR + 0.800% 1.045% VRN 11/19/26 (a)	95,000	94,574
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27 (a)	640,000	630,803
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (a)	1,500,000	1,423,320
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	230,000	217,212
1 day USD SOFR + 0.800% 4.915% VRN 1/24/29 (a)	215,000	218,876
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30 (a)	125,000	128,056
1 day USD SOFR + 1.315% 5.502% VRN 1/24/36 (a)	185,000	193,549
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (a)	170,000	167,317
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32 (a)	90,000	78,546
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32 (a)	50,000	44,160
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (a)	180,000	160,588
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	240,000	218,197
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (a)	115,000	118,663
1 day USD SOFR + 1.418% 5.587% VRN 1/18/36 (a)	190,000	198,931
1 day USD SOFR + 1.580% 5.831% VRN 4/19/35 (a)	70,000	74,623
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (a)	55,000	55,821
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35 (a)	60,000	63,272
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	15,000	16,994
Santander UK Group Holdings PLC 1 day USD SOFR + 1.220%
2.469% VRN 1/11/28 (a)	35,000	34,185
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28 (a)	940,000	913,779
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	200,000	203,186
1 day USD SOFR + 1.380% 5.211% VRN 12/03/35 (a)	10,000	10,217
1 day USD SOFR + 1.780% 5.499% VRN 1/23/35 (a)	335,000	349,435
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (a)	240,000	248,724
		11,765,117
Beverages — 0.4%
Constellation Brands, Inc.
4.800% 5/01/30	1,300,000	1,318,448

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Davide Campari-Milano NV, Convertible,
2.375% 1/17/29 EUR (c) (e)	$100,000	$113,319
		1,431,767
Biotechnology — 0.2%
Biogen, Inc.
5.750% 5/15/35	580,000	607,810
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (e)	70,000	66,597
2.300% 11/01/30 (e)	570,000	510,016
3.268% 11/15/40 (e)	30,000	22,856
		599,469
Commercial Services — 0.2%
AA Bond Co. Ltd.
8.450% 7/31/50 GBP (c) (e)	100,000	143,147
Grand Canyon University
5.125% 10/01/28	60,000	59,003
Volkswagen Financial Services AG
3.875% 11/19/31 EUR (c) (e)	400,000	475,290
Worldline SA, Convertible,
0.000% 7/30/26 EUR (c) (e)	160,000	179,113
		856,553
Computers — 0.3%
Dell International LLC/EMC Corp.
4.500% 2/15/31 (g)	1,145,000	1,142,353
Diversified Financial Services — 0.3%
Air Lease Corp.
5.850% 12/15/27	355,000	365,653
American Express Co. 1 day USD SOFR + 1.220%
4.918% VRN 7/20/33 (a)	305,000	310,310
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (e) (h)	171,000	164,408
Blackrock, Inc.
3.750% 7/18/35 EUR (c)	280,000	336,732
		1,177,103
Electric — 2.1%
Alabama Power Co.
5.100% 4/02/35	310,000	316,794
Alliant Energy Corp. 5 yr. CMT + 2.077%
5.750% VRN 4/01/56 (a)	305,000	305,382
Alpha Generation LLC
6.750% 10/15/32 (e)	55,000	56,776
American Electric Power Co., Inc. 5 yr. CMT + 2.128%
5.800% VRN 3/15/56 (a)	570,000	568,003

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Amprion GmbH
0.625% 9/23/33 EUR (c) (e)	$100,000	$94,378
Appalachian Power Co.
5.650% 4/01/34	870,000	908,384
CenterPoint Energy, Inc. 5 yr. CMT + 2.223%
5.950% VRN 4/01/56 (a) (g)	300,000	300,000
Dominion Energy, Inc. 5 yr. CMT + 2.006%
6.200% VRN 2/15/56 (a)	420,000	422,748
Duke Energy Florida LLC
5.875% 11/15/33	70,000	75,525
E.ON SE
4.000% 1/16/40 EUR (c) (e)	85,000	100,195
Electricite de France SA
2.000% 12/09/49 EUR (c) (e)	200,000	141,688
4.750% 6/17/44 EUR (c) (e)	200,000	235,184
Elia Group SA
3.875% 6/11/31 EUR (c) (e)	100,000	120,123
Enel Finance International NV
4.500% 2/20/43 EUR (c) (e)	100,000	119,040
Eurogrid GmbH
0.741% 4/21/33 EUR (c) (e)	100,000	95,869
3.279% 9/05/31 EUR (c) (e)	100,000	117,966
Florida Power & Light Co.
3.990% 3/01/49	495,000	399,423
Jersey Central Power & Light Co.
6.400% 5/15/36	120,000	130,827
London Power Networks PLC
3.837% 6/11/37 EUR (c) (e)	100,000	117,136
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,291,583
MVM Energetika Zrt
6.500% 3/13/31 (e)	200,000	212,290
Northern States Power Co.
5.050% 5/15/35	780,000	795,530
Public Service Co. of Oklahoma
5.200% 1/15/35	85,000	86,049
RTE Reseau de Transport d’Electricite SADIR
3.750% 4/30/44 EUR (c) (e)	100,000	110,345
Southern Co. 5 yr. CMT + 2.915%
3.750% VRN 9/15/51 (a)	765,000	754,798
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	113,264
Tennet Netherlands BV
4.750% 10/28/42 EUR (c) (e)	100,000	129,388
		8,118,688
Engineering & Construction — 0.1%
Heathrow Funding Ltd.
1.125% 10/08/32 EUR (c) (e)	160,000	170,117
3.875% 1/16/38 EUR (c) (e)	150,000	174,685
		344,802

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.1%
FDJ UNITED
3.375% 11/21/33 EUR (c) (e)	$100,000	$115,351
Great Canadian Gaming Corp./Raptor LLC
8.750% 11/15/29 (e)	125,000	123,604
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625% 2/01/33 (e)	38,000	38,507
Voyager Parent LLC
9.250% 7/01/32 (e)	85,000	89,887
Warnermedia Holdings, Inc.
5.050% 3/15/42	61,000	48,697
5.141% 3/15/52	53,000	39,485
		455,531
Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% 2/02/52	135,000	106,139
6.500% 12/01/52	210,000	221,286
6.750% 3/15/34	245,000	270,848
Pilgrim’s Pride Corp.
3.500% 3/01/32	403,000	368,881
Smithfield Foods, Inc.
2.625% 9/13/31 (e)	635,000	556,238
		1,523,392
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (e)	99,000	101,708
9.500% 6/01/30 (e)	81,000	84,797
KeySpan Gas East Corp.
5.994% 3/06/33 (e)	630,000	667,144
National Gas Transmission PLC
4.250% 4/05/30 EUR (c) (e)	270,000	332,036
Piedmont Natural Gas Co., Inc.
3.640% 11/01/46	1,070,000	800,324
5.100% 2/15/35	150,000	152,587
5.400% 6/15/33	5,000	5,196
		2,143,792
Health Care - Products — 0.0%
Thermo Fisher Scientific, Inc.
1.875% 10/01/49 EUR (c)	175,000	131,628
Health Care - Services — 1.1%
Centene Corp.
3.000% 10/15/30	453,000	404,772
Cigna Group
3.400% 3/15/51	250,000	173,952
5.250% 1/15/36	400,000	405,098
CommonSpirit Health
2.782% 10/01/30	290,000	268,011

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Elevance Health, Inc.
5.000% 1/15/36	$135,000	$134,018
5.200% 2/15/35	440,000	448,440
5.375% 6/15/34	170,000	175,303
Fortrea Holdings, Inc.
7.500% 7/01/30 (e) (h)	50,000	47,347
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (e)	340,000	329,337
HCA, Inc.
3.500% 7/15/51	182,000	124,509
Humana, Inc.
5.550% 5/01/35	460,000	468,629
Kedrion SpA
6.500% 9/01/29 (e)	220,000	217,101
ModivCare, Inc.
5.000% 10/01/29 (e)	401,100	8,022
Molina Healthcare, Inc.
6.250% 1/15/33 (e)	105,000	106,166
UnitedHealth Group, Inc.
5.300% 6/15/35	170,000	175,733
5.625% 7/15/54	405,000	402,808
Universal Health Services, Inc.
1.650% 9/01/26	385,000	375,895
		4,265,141
Household Products & Wares — 0.1%
Spectrum Brands, Inc.
3.875% 3/15/31 (e)	383,000	307,358
Insurance — 0.4%
Athene Global Funding
3.205% 3/08/27 (e)	135,000	132,426
Farmers Exchange Capital III 3 mo. USD Term SOFR + 3.716%
5.454% VRN 10/15/54 (a) (e)	970,000	908,102
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (e)	130,000	107,868
Willis North America, Inc.
2.950% 9/15/29	290,000	275,325
		1,423,721
Internet — 0.1%
Getty Images, Inc.
11.250% 2/21/30 (e)	12,004	11,463
Uber Technologies, Inc.
4.800% 9/15/34	325,000	325,610
		337,073
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	240,000	231,412

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
9.750% 1/15/29	$10,000	$10,093
		241,505
Lodging — 0.1%
Las Vegas Sands Corp.
6.000% 6/14/30	390,000	406,124
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (e)	38,304	19,918
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	180,000	118,748
3.750% 2/15/28	92,000	90,586
5.850% 12/01/35	400,000	403,821
CSC Holdings LLC
5.750% 1/15/30 (e)	99,000	37,697
6.500% 2/01/29 (e)	502,000	371,016
11.750% 1/31/29 (e)	345,000	290,126
Scripps Escrow II, Inc.
3.875% 1/15/29 (e) (h)	45,000	39,644
Sinclair Television Group, Inc.
8.125% 2/15/33 (e)	10,000	10,263
Time Warner Cable LLC
5.500% 9/01/41	385,000	352,830
5.875% 11/15/40	170,000	162,498
Virgin Media Vendor Financing Notes III DAC
4.875% 7/15/28 GBP (c) (e)	235,000	307,835
VZ Secured Financing BV
5.000% 1/15/32 (e)	215,000	194,514
		2,379,578
Office & Business Equipment — 0.0%
Xerox Corp.
10.250% 10/15/30 (e)	100,000	101,584
Oil & Gas — 0.2%
Pertamina Persero PT
3.100% 8/27/30 (e)	200,000	186,974
Petroleos Mexicanos
5.950% 1/28/31	50,000	48,430
6.625% 6/15/35	300,000	286,066
Shell Finance US, Inc.
3.750% 9/12/46	25,000	19,849
Sunoco LP 5 yr. CMT + 4.230%
7.875% VRN (a) (e) (f)	265,000	269,163
Transocean International Ltd.
8.750% 2/15/30 (e)	22,500	23,674
		834,156

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625% 4/28/26	$650,000	$646,926
Amcor Flexibles North America, Inc.
5.500% 3/17/35 (h)	375,000	386,140
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (e)	50,000	48,000
5.250% 8/15/27 (e) (i)	295,000	109,150
5.250% 8/15/27 (e)	70,000	26,600
Berry Global, Inc.
1.570% 1/15/26	394,000	390,606
1.650% 1/15/27	12,000	11,624
4.875% 7/15/26 (e)	154,000	154,022
		1,773,068
Pharmaceuticals — 0.8%
1261229 BC Ltd.
10.000% 4/15/32 (e)	210,000	215,261
Bayer US Finance II LLC
4.375% 12/15/28 (e)	698,000	695,512
4.625% 6/25/38 (e)	795,000	719,755
4.875% 6/25/48 (e)	75,000	63,312
CVS Health Corp.
4.780% 3/25/38	65,000	60,920
5.050% 3/25/48	960,000	854,148
5.700% 6/01/34	30,000	31,306
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	120,000	123,868
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	190,000	199,451
Grifols SA
4.750% 10/15/28 (e)	30,000	29,141
7.500% 5/01/30 EUR (c) (e)	100,000	123,708
Teva Pharmaceutical Finance Netherlands IV BV
5.750% 12/01/30	38,000	39,137
		3,155,519
Pipelines — 0.2%
Energy Transfer LP
4.950% 6/15/28	125,000	127,156
5.150% 3/15/45	335,000	300,631
Global Partners LP/GLP Finance Corp.
8.250% 1/15/32 (e)	15,000	15,820
Venture Global LNG, Inc.
8.125% 6/01/28 (e)	28,000	28,982
5 yr. CMT + 5.440% 9.000% VRN (a) (e) (f)	114,000	112,983
9.875% 2/01/32 (e)	167,000	181,817
Venture Global Plaquemines LNG LLC
6.500% 1/15/34 (e)	11,000	11,579
6.750% 1/15/36 (e)	146,000	155,078
		934,046

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.1%
CBRE Open-Ended Funds SCA SICAV-SIF
4.750% 3/27/34 EUR (c) (e)	$140,000	$173,416
Vonovia SE
2.250% 4/07/30 EUR (c) (e)	100,000	113,565
		286,981
Real Estate Investment Trusts (REITS) — 0.7%
American Assets Trust LP
6.150% 10/01/34	100,000	101,768
American Homes 4 Rent LP
2.375% 7/15/31	155,000	137,308
3.375% 7/15/51	165,000	110,699
American Tower Corp.
2.300% 9/15/31	356,000	314,547
2.700% 4/15/31	80,000	72,987
4.900% 3/15/30	240,000	244,738
Equinix Europe 2 Financing Corp. LLC
3.625% 11/22/34 EUR (c)	190,000	219,076
Extra Space Storage LP
2.400% 10/15/31	76,000	66,924
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	32,000	30,990
4.000% 1/15/31	75,000	71,784
Healthcare Realty Holdings LP
3.100% 2/15/30	95,000	89,382
3.625% 1/15/28	45,000	44,244
Hudson Pacific Properties LP
3.250% 1/15/30 (h)	376,000	322,894
3.950% 11/01/27	48,000	46,176
4.650% 4/01/29 (h)	2,000	1,861
5.950% 2/15/28	10,000	9,856
LXP Industrial Trust
2.375% 10/01/31	430,000	373,025
Realty Income Corp.
4.875% 7/06/30 EUR (c)	270,000	339,824
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	4,348
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (e)	60,000	58,580
4.125% 8/15/30 (e)	19,000	18,362
		2,679,373
Retail — 0.3%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.500% 7/01/32 (e)	60,000	62,797
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% 4/01/26 (e)	265,000	262,330
5.875% 4/01/29 (e)	484,000	450,431
Michaels Cos., Inc.
5.250% 5/01/28 (e)	170,000	156,469

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Papa John’s International, Inc.
3.875% 9/15/29 (e)	$200,000	$191,108
Starbucks Corp.
5.400% 5/15/35	100,000	103,688
		1,226,823
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500% 1/25/31 (e)	60,000	62,260
Intel Corp.
3.050% 8/12/51 (h)	161,000	102,152
3.250% 11/15/49	230,000	152,832
3.734% 12/08/47	90,000	66,475
5.700% 2/10/53	65,000	62,860
		446,579
Software — 0.5%
Open Text Corp.
6.900% 12/01/27 (e)	50,000	52,021
Oracle Corp.
4.800% 8/03/28	235,000	238,955
5.200% 9/26/35	1,420,000	1,427,819
		1,718,795
Telecommunications — 0.3%
Altice Financing SA
5.000% 1/15/28 (e)	23,000	17,882
5.750% 8/15/29 (e)	82,000	61,705
9.625% 7/15/27 (e)	35,000	31,500
EchoStar Corp.
10.750% 11/30/29	19,000	20,903
Frontier Communications Holdings LLC
8.625% 3/15/31 (e)	109,000	114,914
Global Switch Finance BV
1.375% 10/07/30 EUR (c) (e)	250,000	277,231
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	372,771
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (e)	65,000	61,181
Zayo Group Holdings, Inc.
9.250% 3/09/30 (e)	55,304	52,954
		1,011,041
Water — 0.3%
Suez SACA
2.875% 5/24/34 EUR (c) (e)	300,000	329,444
United Utilities Water Finance PLC
3.750% 5/23/34 EUR (c) (e)	100,000	117,695
Veolia Environnement SA 5 yr. EUR Swap + 2.840%
2.500% VRN EUR (a) (c) (e) (f)	200,000	225,074

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Yorkshire Water Finance PLC
6.375% 11/18/34 GBP (c) (e)	$235,000	$321,999
		994,212
TOTAL CORPORATE DEBT (Cost $57,879,091)		57,377,497
Municipal Obligations — 1.0%
California — 0.1%
California State University, Revenue Bonds, Series B,
2.374% 11/01/35	5,000	4,116
University of California, Revenue Bonds, Series BI,
2.247% 5/15/34	290,000	244,106
		248,222
New Jersey — 0.1%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B,
5.470% 5/15/27	275,000	279,984
New York — 0.7%
City of New York, NY, General Obligation, Series G1,
5.968% 3/01/36	500,000	526,866
New York City Transitional Finance Authority, NY
Revenue Bonds, Series H, 5.000% 11/01/50	220,000	228,837
Revenue Bonds, Series E, 5.000% 11/01/53	70,000	72,515
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3,
2.450% 11/01/34	560,000	470,690
New York State Dormitory Authority, Revenue Bonds, Series H,
5.289% 3/15/33	677,504	689,662
New York State Thruway Authority, Revenue Bonds, Series C,
5.000% 3/15/53	555,000	568,836
		2,557,406
Texas — 0.1%
Lamar Consolidated Independent School District, TX, General Obligation, Series A,
5.000% 2/15/58	185,000	189,906
Northwest Independent School District, TX, General Obligation,
5.000% 2/15/55	200,000	207,858
Pasadena Independent School District, TX, General Obligation,
4.250% 2/15/53	180,000	172,833
		570,597
TOTAL MUNICIPAL OBLIGATIONS (Cost $3,833,551)		3,656,209

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 17.6%
Automobile Asset-Backed Securities — 0.1%
FHF Issuer Trust, Series 2025-1A, Class D
5.950% 6/15/32 (e)	$400,000	$402,761
Commercial Mortgage-Backed Securities — 2.8%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (a) (e) (j)	620,000	605,330
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (e)	1,160,000	1,071,133
Series 2020-VIVA, Class D, 3.667% VRN 3/11/44 (a) (e) (j)	780,000	719,042
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 6.265% FRN 6/15/27 (a) (e)	692,000	695,461
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (e)	180,000	169,938
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (e) (j)	300,000	274,524
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.730% FRN 1/15/39 (a) (e)	443,000	441,615
Century Plaza Towers, Series 2019-CPT, Class A
2.865% 11/13/39 (e)	355,000	326,514
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (e)	375,000	340,596
Grace Trust, Series 2020-GRCE, Class A
2.347% 12/10/40 (e)	900,000	798,718
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
6.291% FRN 5/15/41 (a) (e)	601,000	602,878
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 3.041% VRN 12/10/41 (a) (e) (j)	375,000	351,229
Series 2019-30HY, Class A, 3.228% 7/10/39 (e)	385,000	365,946
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (e)	385,000	363,315
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (e)	255,000	226,075
NYC Commercial Mortgage Trust, Series 2025-1155, Class A
5.833% 6/10/42 (e)	701,000	710,679
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (e)	490,000	449,179
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class A1, 3.872% VRN 1/05/43 (a) (e) (j)	655,000	546,137
Series 2015-5AVE, Class A2B, 4.144% VRN 1/05/43 (a) (e) (j)	1,000,000	871,379
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350%
7.501% FRN 1/15/39 (a) (e)	630,000	614,249
		10,543,937
Home Equity Asset-Backed Securities — 2.1%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819%
4.977% FRN 10/25/35 (a)	526,853	501,148
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
5.649% VRN 10/25/34 (a) (j)	1,280,080	1,241,365

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
FIGRE Trust, Series 2025-HE3, Class A,
5.560% VRN 5/25/55 (a) (e) (j)	$1,339,244	$1,357,895
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4,
4.234% STEP 3/25/47	2,343,199	1,557,604
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334%
4.492% FRN 10/25/36 (a)	5,683,580	1,782,666
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
4.852% FRN 1/25/36 (a)	565,402	546,729
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354%
4.512% FRN 5/25/47 (a)	1,326,629	931,249
		7,918,656
Other Asset-Backed Securities — 5.2%
AMMC CLO 24 Ltd., Series 2021-24A, Class AR, 3 mo. USD Term SOFR + 1.200%
5.526% FRN 1/20/35 (a) (e)	950,000	951,615
Apidos CLO XXX Ltd., Series XXXA, Class A1AR, 3 mo. USD Term SOFR + 1.080%
5.409% FRN 10/18/31 (a) (e)	209,907	209,910
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 3 mo. USD Term SOFR + 1.650%
5.964% FRN 10/28/34 (a) (e)	790,000	790,239
Bain Capital Credit CLO Ltd.
Series 2019-2A, Class AR3, 3 mo. USD Term SOFR + 0.920% 5.242% FRN 10/17/32 (a) (e)	451,631	451,787
Series 2021-6A, Class A1R, 3 mo. USD Term SOFR + 1.090% 5.416% FRN 10/21/34 (a) (e)	825,000	825,817
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850%
6.169% FRN 10/25/30 (a) (e)	800,000	802,146
Clover CLO LLC, Series 2021-3A, Class AR, 3 mo. USD Term SOFR + 1.070%
5.389% FRN 1/25/35 (a) (e)	900,000	900,240
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2
3.300% 12/26/51 (e)	1,800,000	1,756,790
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2
6.000% 5/20/55 (e)	355,000	363,625
CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2
5.910% 2/20/50 (e)	460,000	469,680
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.968% FRN 10/15/30 (a) (e)	700,000	700,225
Dryden 95 CLO Ltd., Series 2021-95A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.804% FRN 8/20/34 (a) (e)	780,000	780,984
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162%
5.479% FRN 4/15/29 (a) (e)	225,096	225,233
FirstKey Homes Trust

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-SFR2, Class E, 2.668% 10/19/37 (e)	$390,000	$388,325
Series 2021-SFR1, Class F1, 3.238% 8/17/38 (e)	1,000,000	982,820
Flexential Issuer, Series 2021-1A, Class A2
3.250% 11/27/51 (e)	460,000	446,628
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD Term SOFR + 1.462%
5.780% FRN 1/25/32 (a) (e)	501,107	501,104
OCP Euro CLO DAC, Series 2022-6A, Class B1RR, 3 mo. EURIBOR + 1.950%
3.974% FRN 7/20/36 EUR (a) (c) (e)	800,000	939,225
Park Avenue Institutional Advisers CLO Ltd., Series 2021-1A, Class A2R, 3 mo. USD Term SOFR + 1.650%
5.883% FRN 1/20/34 (a) (e)	1,000,000	1,000,846
Progress Residential Trust, Series 2021-SFR10, Class F
4.608% 12/17/40 (e)	1,054,490	1,029,738
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, 3 mo. USD Term SOFR + 1.340%
5.628% FRN 7/25/38 (a) (e)	950,000	955,224
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.334% FRN 8/20/32 (a) (e)	1,234,952	1,236,469
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432% 5.757% FRN 7/20/34 (a) (e)	850,000	850,801
Series 2020-1A, Class BRR, 3 mo. USD Term SOFR + 1.550% 5.876% FRN 1/20/36 (a) (e)	1,000,000	997,648
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.036% 3/25/55 (e)	770,000	764,146
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 3 mo. USD Term SOFR + 1.140%
5.466% FRN 1/20/32 (a) (e)	430,676	430,829
		19,752,094
Student Loans Asset-Backed Securities — 0.8%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
5.171% FRN 7/25/56 (a) (e)	180,597	176,843
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462%
4.825% FRN 3/28/35 (a)	651,136	630,114
SLM Student Loan Trust
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 4.932% FRN 1/25/49 (a)	222,092	218,511
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 5.121% FRN 5/26/26 (a)	384,706	373,748
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 5.171% FRN 1/25/29 (a)	452,044	435,128
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 5.421% FRN 9/25/28 (a)	352,236	333,358
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 5.702% FRN 7/26/83 (a)	265,485	262,032

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 6.452% FRN 7/25/73 (a)	$700,000	$723,290
		3,153,024
Whole Loan Collateral Collateralized Mortgage Obligations — 6.6%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD Term SOFR + 2.428%
6.470% FRN 6/25/45 (a)	24,961	24,851
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (a) (e) (j)	167,869	146,044
Series 2022-6, Class A1, 4.300% STEP 7/25/67 (e)	661,682	659,215
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3,
6.158% STEP 6/25/64 (e)	813,288	820,848
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.619% VRN 3/25/37 (a) (j)	161,055	155,707
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400%
6.480% FRN 10/25/35 (a)	109,067	111,520
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (a) (e) (j)	496,206	454,618
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 4.692% FRN 7/25/46 (a)	659,853	584,307
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 4.872% FRN 8/25/35 (a)	541,357	494,564
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (a) (e) (j)	580,010	563,007
Cross Mortgage Trust, Series 2025-H4, Class A2,
5.778% STEP 6/25/70 (e)	1,142,740	1,153,410
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (a) (e) (j)	1,136,971	1,001,213
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614%
4.772% FRN 2/25/35 (a)	846,981	827,538
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669%
4.827% FRN 1/25/36 (a)	483,625	476,399
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
6.359% VRN 11/25/35 (a) (j)	164,356	130,992
GCAT Trust, Series 2025-INV2, Class A1,
6.000% VRN 5/25/55 (a) (e) (j)	1,433,698	1,453,971
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1,
1.750% VRN 12/25/60 (a) (e) (j)	1,060,069	998,108
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (e)	386,214	380,296
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514%
4.868% FRN 11/19/36 (a)	1,381,185	1,094,122
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634%
4.792% FRN 4/25/35 (a)	690,888	658,718
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.656% VRN 10/25/35 (a) (j)	569,428	434,057

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 4.812% FRN 10/25/36 (a)	$1,111,697	$453,440
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A3,
5.851% VRN 11/25/65 (a) (e) (j)	1,180,813	1,186,306
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184%
5.342% FRN 2/25/35 (a)	190,230	188,735
OBX Trust, Series 2021-NQM3, Class A1,
1.054% VRN 7/25/61 (a) (e) (j)	1,521,205	1,236,339
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.864%
5.022% FRN 11/25/35 (a)	1,351,527	1,321,610
PMT Loan Trust, Series 2024-INV1, Class A3,
5.500% VRN 10/25/59 (a) (e) (j)	892,337	896,729
PRKCM Trust, Series 2022-AFC2, Class A3,
6.140% VRN 8/25/57 (a) (e) (j)	1,390,152	1,394,556
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, 30 day USD SOFR Average + 1.750%
6.106% FRN 6/25/55 (a) (e)	1,070,347	1,072,798
Sequoia Mortgage Trust, Series 2025-6, Class A5,
5.500% VRN 7/25/55 (a) (e) (j)	1,413,975	1,422,846
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534%
4.692% FRN 10/25/36 (a)	1,343,605	1,203,704
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 4.792% FRN 11/25/45 (a)	1,211,465	1,126,747
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 4.852% FRN 10/25/45 (a)	207,260	197,993
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 4.932% FRN 1/25/45 (a)	153,408	151,153
Series 2006-1, Class 3A2, 5.750% 2/25/36	372,758	352,523
		24,828,984
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,717,947)		66,599,456
Sovereign Debt Obligations — 0.7%
Guatemala Government Bond
6.250% 8/15/36 (e)	325,000	335,458
Brazilian Government International Bond
6.125% 3/15/34	200,000	204,300
6.625% 3/15/35	200,000	207,850
Israel Government International Bond
5.375% 2/19/30	200,000	206,294
Kazakhstan Government International Bond
5.500% 7/01/37 (e)	200,000	204,000
Mexico Government International Bond
4.875% 5/19/33	300,000	290,229
Panama Government International Bond
6.400% 2/14/35 (h)	200,000	207,300
Perusahaan Penerbit SBSN Indonesia III
2.550% 6/09/31 (e)	200,000	180,652

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of South Africa Government International Bond
5.875% 4/20/32	250,000	$252,885
Romanian Government International Bond
5.750% 3/24/35 (e)	470,000	452,538
		2,206,048
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,512,709)		2,541,506
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (k) — 34.9%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	113,387	100,295
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,764,212	1,414,650
Series 4846, Class PA, 4.000% 6/15/47	11,438	11,407
Federal National Mortgage Association REMICS
Series 2018-43, Class CT 3.000% 6/25/48	201,415	178,143
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	191,262	172,057
Series 2019-15, Class GT, 3.500% 2/20/49	118,969	106,661
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.539% FRN 6/20/54 (a)	220,989	221,510
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 5.639% FRN 2/20/54 (a)	398,333	398,713
		2,603,436
Pass-Through Securities — 34.0%
Federal Home Loan Mortgage Corp.
Pool #QD7213 2.000% 2/01/52	1,875,676	1,520,292
Pool #SD8193 2.000% 2/01/52	3,985,523	3,230,388
Pool #QE0312 2.000% 4/01/52	651,890	528,377
Pool #SD8194 2.500% 2/01/52	1,348,782	1,141,413
Pool #RA6815 2.500% 2/01/52	1,812,836	1,547,150
Pool #SD8205 2.500% 4/01/52	5,673,760	4,801,445
Pool #SD8212 2.500% 5/01/52	2,502,400	2,117,667
Pool #G08710 3.000% 6/01/46	77,641	70,244
Pool #ZM1779 3.000% 9/01/46	392,756	354,395
Pool #G08726 3.000% 10/01/46	587,241	530,560
Pool #G08732 3.000% 11/01/46	214,310	193,625
Pool #G08741 3.000% 1/01/47	592,345	534,616
Pool #QD8259 3.000% 3/01/52	1,654,656	1,459,564
Pool #SD8220 3.000% 6/01/52	4,630,617	4,075,601
Pool #G07848 3.500% 4/01/44	881,666	837,318
Pool #G60023 3.500% 4/01/45	822,594	777,105
Pool #G08711 3.500% 6/01/46	253,621	237,400
Pool #G08716 3.500% 8/01/46	355,305	332,359
Pool #G67700 3.500% 8/01/46	414,941	389,310
Pool #G08722 3.500% 9/01/46	62,094	58,083
Pool #G08742 3.500% 1/01/47	289,952	270,954
Pool #G08757 3.500% 4/01/47	73,572	68,751
Pool #ZA5103 3.500% 12/01/47	2,800	2,606

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67707 3.500% 1/01/48	$1,504,114	$1,414,026
Pool #G08800 3.500% 2/01/48	25,562	23,823
Pool #G08816 3.500% 6/01/48	204,352	190,197
Pool #G61556 3.500% 8/01/48	341,251	318,679
Pool #G60344 4.000% 12/01/45	443,083	430,423
Pool #G67711 4.000% 3/01/48	487,440	469,864
Pool #G67713 4.000% 6/01/48	2,021	1,947
Pool #SD3246 4.000% 8/01/52	1,539,452	1,456,572
Pool #RA7921 4.000% 9/01/52	1,357,280	1,284,632
Pool #SD5321 4.000% 10/01/52	1,573,546	1,488,831
Pool #SD5323 4.000% 1/01/54	808,894	764,840
Pool #G08843 4.500% 10/01/48	93,184	91,987
Pool #SD2322 4.500% 9/01/52	440,027	429,152
Pool #SD8257 4.500% 10/01/52 (g)	849,030	827,251
Pool #SD8266 4.500% 11/01/52 (g)	414,198	403,573
Pool #SD8275 4.500% 12/01/52	1,978,322	1,927,574
Pool #SD8287 4.500% 1/01/53	474,387	462,218
Pool #SD2730 4.500% 4/01/53	1,319,981	1,286,121
Pool #SL1660 4.500% 10/01/53 (g)	685,945	668,350
Pool #G08833 5.000% 7/01/48	62,128	63,032
Pool #G08844 5.000% 10/01/48	56,122	56,869
Pool #SD8491 5.000% 12/01/54	918,520	911,213
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,021,429	893,664
Pool #MA4333 2.000% 5/01/41	152,693	133,078
Pool #MA4158 2.000% 10/01/50	869,474	707,995
Pool #BQ6913 2.000% 12/01/51	1,958,520	1,588,052
Pool #MA4492 2.000% 12/01/51	1,494,549	1,211,845
Pool #BQ7006 2.000% 1/01/52	3,096,984	2,503,038
Pool #CB2802 2.000% 2/01/52	971,081	790,429
Pool #MA4547 2.000% 2/01/52	458,297	371,464
Pool #MA4562 2.000% 3/01/52	3,695,972	2,995,698
Pool #FS1598 2.000% 4/01/52	1,399,656	1,134,464
Pool #FS8510 2.000% 10/01/52	1,021,340	827,828
Pool #MA4512 2.500% 1/01/52	1,424,263	1,205,289
Pool #MA4548 2.500% 2/01/52	1,369,265	1,158,746
Pool #MA4563 2.500% 3/01/52	1,398,868	1,183,798
Pool #MA1607 3.000% 10/01/33	186,542	179,813
Pool #MA3811 3.000% 10/01/49	174,730	153,842
Pool #CB2430 3.000% 12/01/51	2,454,528	2,157,457
Pool #CB2545 3.000% 1/01/52	1,426,465	1,253,820
Pool #BV8477 3.000% 5/01/52	454,113	402,274
Pool #AB4262 3.500% 1/01/32	126,403	124,468
Pool #MA1512 3.500% 7/01/33	78,180	76,682
Pool #MA1148 3.500% 8/01/42	508,334	480,684
Pool #CA0996 3.500% 1/01/48	100,055	93,318
Pool #MA3305 3.500% 3/01/48	19,768	18,400
Pool #BL1132 3.730% 1/01/29	920,000	912,922
Pool #MA1146 4.000% 8/01/42	204,057	198,774
Pool #AS9830 4.000% 6/01/47	99,890	95,854
Pool #MA3027 4.000% 6/01/47	149,788	143,737
Pool #AS9972 4.000% 7/01/47	90,959	87,285
Pool #FS4947 4.000% 1/01/53	779,478	737,026
Pool #931504 4.500% 7/01/39	30,420	30,482

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA1710 4.500% 5/01/48	$322,516	$318,274
Pool #CA1711 4.500% 5/01/48	104,444	103,070
Pool #CA2208 4.500% 8/01/48	182,364	179,965
Pool #MA4701 4.500% 8/01/52	560,412	546,562
Pool #MA4733 4.500% 9/01/52	912,790	890,231
Pool #BW9897 4.500% 10/01/52	608,330	592,231
Pool #CB4800 4.500% 10/01/52	1,379,622	1,344,232
Pool #FS4701 4.500% 4/01/53	1,525,808	1,484,761
Pool #FS9508 4.500% 3/01/54	1,756,621	1,708,816
Pool #AD6374 5.000% 5/01/40	6,103	6,218
Pool #AI2733 5.000% 5/01/41	74,482	75,917
Pool #MA4978 5.000% 4/01/53	143,877	143,407
Pool #FS7252 5.000% 11/01/53	1,122,246	1,116,825
Pool #977014 5.500% 5/01/38	5,649	5,870
Pool #985524 5.500% 6/01/38	10,878	11,306
Pool #988578 5.500% 8/01/38	68,152	70,775
Pool #995482 5.500% 1/01/39	41,678	43,327
Pool #MA5107 5.500% 8/01/53	1,960,265	1,982,858
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	451,299	409,072
Pool #MA4718 3.000% 9/20/47	48,618	43,993
Pool #MA4836 3.000% 11/20/47	170,938	154,463
Pool #MA6209 3.000% 10/20/49	149,518	132,117
Pool #MA3521 3.500% 3/20/46	174,269	162,721
Pool #MA3597 3.500% 4/20/46	54,328	50,728
Pool #MA3663 3.500% 5/20/46	78,995	73,761
Pool #MA3937 3.500% 9/20/46	65,180	60,780
Pool #MA4127 3.500% 12/20/46	240,404	224,174
Pool #MA4262 3.500% 2/20/47	241,933	225,373
Pool #MA4382 3.500% 4/20/47	62,086	57,836
Pool #MA4719 3.500% 9/20/47	76,069	70,743
Pool #MA4837 3.500% 11/20/47	157,555	146,426
Pool #MA4900 3.500% 12/20/47	568,368	529,464
Pool #MA4653 4.000% 8/20/47	30,210	29,035
Pool #MA4838 4.000% 11/20/47	123,921	119,099
Pool #MA4901 4.000% 12/20/47	54,554	52,431
Pool #MA5078 4.000% 3/20/48	184,449	177,041
Pool #MA5466 4.000% 9/20/48	205,823	197,170
Pool #MA5399 4.500% 8/20/48	369,580	365,718
Pool #MA8347 4.500% 10/20/52	1,531,235	1,495,733
Pool #MA9963 4.500% 10/20/54	1,199,092	1,164,827
Pool #MA3666 5.000% 5/20/46	62,055	63,128
Pool #MA4199 5.000% 1/20/47	60,816	61,843
Pool #MA4454 5.000% 5/20/47	101,428	103,183
Pool #MA4722 5.000% 9/20/47	105,558	107,622
Government National Mortgage Association II, TBA
2.500% 10/20/55 (g)	4,875,000	4,196,389
3.500% 10/20/55 (g)	4,175,000	3,807,671
4.000% 10/20/55 (g)	3,950,000	3,714,215
4.500% 10/20/55 (g)	2,800,000	2,715,223
5.000% 10/20/54 (g)	4,725,000	4,699,913
5.500% 10/20/54 (g)	3,325,000	3,349,671
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/55 (g)	2,325,000	1,873,805

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 10/01/55 (g)	$1,800,000	$1,516,359
3.000% 10/01/55 (g)	1,975,000	1,734,683
3.500% 10/01/55 (g)	5,650,000	5,162,467
4.000% 10/01/55 (g)	6,725,000	6,336,999
4.500% 10/01/55 (g)	1,925,000	1,867,100
5.000% 10/01/55 (g)	2,750,000	2,727,119
5.500% 10/01/54 (g)	3,750,000	3,781,201
		128,288,564
Whole Loans — 0.2%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
7.856% FRN 3/25/42 (a) (e)	1,000,000	1,033,643
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $134,694,139)		131,925,643
U.S. Treasury Obligations — 32.0%
U.S. Treasury Bonds & Notes — 32.0%
U.S. Treasury Bonds
4.750% 8/15/55	20,102,000	20,167,961
4.875% 8/15/45	9,535,000	9,745,068
U.S. Treasury Notes
3.375% 9/15/28	17,710,000	17,588,244
3.500% 9/30/27	6,140,000	6,127,048
3.625% 9/30/30	48,956,000	48,707,397
3.875% 9/30/32	9,500,000	9,468,829
4.250% 8/15/35	8,960,000	9,031,400
		120,835,947
TOTAL U.S. TREASURY OBLIGATIONS (Cost $120,468,994)		120,835,947
TOTAL BONDS & NOTES (Cost $391,824,333)		388,532,528

	Number of Shares
Equities — 0.0%
Common Stock — 0.0%
Communication Services — 0.0%
Intelsat Emergence SA (i) (l) (m)	7,225	4,046
TOTAL COMMON STOCK (Cost $425,804)		4,046
TOTAL EQUITIES (Cost $425,804)		4,046

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $164,433)		$84,700
TOTAL LONG-TERM INVESTMENTS (Cost $392,414,570)		388,621,274
Short-Term Investments — 11.5%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (n)	683,600	683,600
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (o)	$3,736,908	3,736,908
U.S. Treasury Bills — 10.3%
U.S. Treasury Bills
3.918% 1/20/26 (p)	15,000,000	14,823,312
4.059% 1/06/26 (p)	13,195,000	13,058,675
4.114% 10/14/25 (p)	2,920,000	2,915,743
4.281% 10/21/25 (p)	7,750,000	7,732,588
4.296% 10/07/25 (p)	315,000	314,787
		38,845,105
TOTAL SHORT-TERM INVESTMENTS (Cost $43,260,999)		43,265,613
TOTAL INVESTMENTS — 114.4% (Cost $435,675,569) (q)		431,886,887
Other Assets/(Liabilities) — (14.4)%		(54,471,151)
NET ASSETS — 100.0%		$377,415,736

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2025, where the rate will be determined at time of settlement.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $66,073,326 or 17.51% of net assets.
(f)	Security is perpetual and has no stated maturity date.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $770,603 or 0.20% of net assets. The Fund received $104,335 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(i)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2025, these securities amounted to a value of $113,196 or 0.03% of net assets.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2025.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	Non-income producing security.
(m)	Investment is valued using significant unobservable inputs.
(n)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(o)	Maturity value of $3,737,167. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $3,811,723.
(p)	The rate shown represents yield-to-maturity.
(q)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
2-Year Interest Rate Swap, 2/03/28	Goldman Sachs & Co.	1/30/26	4.05%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	18,255,000	$10,004	$20,994	$(10,990)
5-Year Interest Rate Swap, 2/03/31	Goldman Sachs International	1/30/26	4.22%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	7,628,000	9,337	25,783	(16,446)
2-Year Interest Rate Swap, 3/03/28	Goldman Sachs International	2/27/26	4.03%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	18,255,000	14,257	23,731	(9,474)
5-Year Interest Rate Swap, 3/03/31	JP Morgan Chase Bank N.A.	2/27/26	4.22%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	7,628,000	13,242	28,986	(15,744)
5-Year Interest Rate Swap, 4/02/31	JP Morgan Chase Bank N.A.	3/31/26	4.22%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	7,628,000	17,926	34,326	(16,400)
2-Year Interest Rate Swap, 4/02/28	Morgan Stanley & Co. LLC	3/31/26	4.00%##	Semi-Annually	3-Month USD SOFR+0BP	Quarterly	USD	18,255,000	19,934	30,613	(10,679)
									$84,700	$164,433	$(79,733)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	10/10/25	USD	118,001	EUR	100,756	$(350)
Citibank N.A.	10/10/25	USD	8,031,944	EUR	6,815,063	26,790
Citibank N.A.	10/10/25	USD	304,588	GBP	226,323	193
Goldman Sachs International	10/10/25	EUR	2,079,118	USD	2,444,237	(2,049)
Goldman Sachs International	10/10/25	USD	479,737	GBP	356,740	(66)
Goldman Sachs International	10/10/25	USD	837,569	EUR	712,431	728
JP Morgan Chase Bank N.A.	10/10/25	EUR	100,877	USD	118,568	(75)
						$25,171

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
Euro-BOBL	12/08/25	2	$276,724	$(94)
U.S. Treasury Long Bond	12/19/25	16	1,822,875	42,625
U.S. Treasury Ultra Bond	12/19/25	43	5,017,460	145,228
U.S. Treasury Note 2 Year	12/31/25	353	73,519,593	45,056
U.S. Treasury Note 5 Year	12/31/25	106	11,571,479	3,224
				$236,039
Short
Euro-Bund	12/08/25	25	$(3,759,224)	$(14,468)
Euro-Buxl 30 Year Bond	12/08/25	4	(532,988)	(4,633)
Euro-Schatz	12/08/25	3	(376,761)	(39)
U.S. Treasury Ultra 10 Year	12/19/25	34	(3,862,797)	(49,859)
UK Long Gilt	12/29/25	1	(122,425)	254
				$(68,745)

##	Exercise Rate.

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Communication Services — 24.1%
Alphabet, Inc. Class A	59,239	$14,401,001
Alphabet, Inc. Class C	4,666	1,136,404
Meta Platforms, Inc. Class A	24,407	17,924,013
Netflix, Inc. (a)	12,724	15,255,058
Walt Disney Co.	46,316	5,303,182
		54,019,658
Consumer Discretionary — 16.4%
Alibaba Group Holding Ltd. Sponsored ADR	961	171,760
Amazon.com, Inc. (a)	50,278	11,039,540
NIKE, Inc. Class B	22,385	1,560,906
Starbucks Corp.	30,885	2,612,871
Tesla, Inc. (a)	42,964	19,106,950
Yum China Holdings, Inc.	11,523	494,567
Yum! Brands, Inc.	12,675	1,926,600
		36,913,194
Consumer Staples — 2.5%
Monster Beverage Corp. (a)	82,455	5,550,046
Financials — 7.6%
Block, Inc. (a)	23,281	1,682,518
FactSet Research Systems, Inc.	4,824	1,382,028
PayPal Holdings, Inc. (a)	21,113	1,415,838
SEI Investments Co.	27,487	2,332,272
Visa, Inc. Class A	30,340	10,357,469
		17,170,125
Health Care — 9.8%
Illumina, Inc. (a)	13,608	1,292,352
Intuitive Surgical, Inc. (a)	5,592	2,500,910
Novartis AG Sponsored ADR	18,315	2,348,716
Novo Nordisk AS Sponsored ADR	53,432	2,964,942
Regeneron Pharmaceuticals, Inc.	6,261	3,520,372
Roche Holding AG Sponsored ADR (b)	41,662	1,741,888
Thermo Fisher Scientific, Inc.	4,818	2,336,826
Vertex Pharmaceuticals, Inc. (a)	13,229	5,181,006
		21,887,012
Industrials — 6.5%
Boeing Co. (a)	47,573	10,267,681
Deere & Co.	4,377	2,001,427

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	18,314	$2,245,113
		14,514,221
Information Technology — 31.9%
Autodesk, Inc. (a)	18,380	5,838,775
Microsoft Corp.	19,618	10,161,143
NVIDIA Corp.	135,413	25,265,358
Oracle Corp.	54,438	15,310,143
QUALCOMM, Inc.	14,762	2,455,806
Salesforce, Inc.	18,452	4,373,124
Shopify, Inc. Class A (a)	44,791	6,656,390
Workday, Inc. Class A (a)	6,435	1,549,098
		71,609,837
TOTAL COMMON STOCK (Cost $121,872,977)		221,664,093
TOTAL EQUITIES (Cost $121,872,977)		221,664,093
TOTAL LONG-TERM INVESTMENTS (Cost $121,872,977)		221,664,093
Short-Term Investments — 1.7%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (c)	1,100,385	1,100,385
	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (d)	$2,730,106	2,730,106
TOTAL SHORT-TERM INVESTMENTS (Cost $3,830,491)		3,830,491
TOTAL INVESTMENTS — 100.5% (Cost $125,703,468) (e)		225,494,584
Other Assets/(Liabilities) — (0.5)%		(1,117,728)
NET ASSETS — 100.0%		$224,376,856

Abbreviation Legend
ADR	American Depositary Receipt

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $1,564,781 or 0.70% of net assets. The Fund received $482,413 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(d)	Maturity value of $2,730,296. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $2,784,860.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments
September 30, 2025 (Unaudited)

	Number of Shares	Value
Equities — 98.5%
Common Stock — 97.9%
Australia — 1.3%
Glencore PLC	444,444	$2,053,887
Rio Tinto PLC	16,976	1,118,721
		3,172,608
Canada — 2.2%
Canadian National Railway Co.	14,687	1,384,984
Intact Financial Corp.	5,279	1,027,085
Suncor Energy, Inc. (SU CN)	28,097	1,175,806
Toronto-Dominion Bank	20,862	1,668,121
		5,255,996
China — 3.0%
Alibaba Group Holding Ltd.	75,540	1,693,288
NetEase, Inc.	60,700	1,845,509
Prosus NV (PRX NA)	17,716	1,256,396
Tencent Holdings Ltd.	28,800	2,453,639
		7,248,832
Denmark — 2.1%
Carlsberg AS Class B	15,592	1,812,672
DSV AS	8,565	1,709,926
Novo Nordisk AS Class B	27,445	1,514,846
		5,037,444
Finland — 0.7%
Kone OYJ Class B	25,993	1,773,436
France — 17.1%
Accor SA	30,000	1,421,248
Air Liquide SA	22,013	4,581,157
Airbus SE	7,095	1,658,565
BNP Paribas SA	56,873	5,184,441
Capgemini SE	27,201	3,958,211
Cie de Saint-Gobain SA	22,995	2,505,091
Cie Generale des Etablissements Michelin SCA	30,434	1,093,169
Danone SA	13,715	1,194,911
Dassault Systemes SE	70,961	2,387,058
Edenred SE	80,769	1,924,550
Engie SA	116,161	2,491,720
EssilorLuxottica SA	2,606	850,015
Kering SA	5,675	1,891,173
Legrand SA	11,125	1,855,777
LVMH Moet Hennessy Louis Vuitton SE	6,068	3,712,913
Pernod Ricard SA	36,347	3,573,829

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Publicis Groupe SA	12,821	$1,230,649
Worldline SA (a) (b) (c)	30,449	98,411
		41,612,888
Germany — 12.0%
adidas AG	10,475	2,209,402
Allianz SE Registered	2,125	893,228
Aumovio SE (b)	9,755	402,225
Bayer AG Registered	54,494	1,806,825
Bayerische Motoren Werke AG	17,235	1,729,425
Beiersdorf AG	18,128	1,896,598
Brenntag SE	28,610	1,714,525
Continental AG	19,510	1,286,275
Daimler Truck Holding AG	33,090	1,363,468
Deutsche Boerse AG	10,804	2,895,382
Fresenius Medical Care AG	22,741	1,193,259
Fresenius SE & Co. KGaA	25,900	1,442,396
Mercedes Benz Group AG	12,618	792,824
Merck KGaA	16,843	2,166,511
MTU Aero Engines AG	3,068	1,408,127
SAP SE	15,805	4,237,188
Siemens Healthineers AG (c)	13,200	714,113
thyssenkrupp AG	73,474	1,007,675
		29,159,446
Hong Kong — 2.0%
AIA Group Ltd.	253,200	2,426,983
Prudential PLC	176,911	2,490,294
		4,917,277
India — 1.0%
Axis Bank Ltd.	83,782	1,067,587
HDFC Bank Ltd. ADR	20,491	699,973
Infosys Ltd. ADR (a)	33,106	538,635
		2,306,195
Indonesia — 0.5%
Bank Mandiri Persero Tbk. PT	4,937,600	1,307,685
Ireland — 1.0%
AIB Group PLC	253,687	2,302,267
Israel — 0.9%
Check Point Software Technologies Ltd. (b)	11,018	2,279,734
Italy — 3.6%
Eni SpA	99,463	1,736,799
Intesa Sanpaolo SpA	534,884	3,537,249
Ryanair Holdings PLC Sponsored ADR	56,610	3,409,054
		8,683,102

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 15.2%
Asahi Group Holdings Ltd.	91,700	$1,100,243
Daikin Industries Ltd.	15,400	1,771,801
Denso Corp.	122,900	1,769,833
FUJIFILM Holdings Corp.	65,600	1,634,656
Fujitsu Ltd.	40,500	952,250
Hitachi Ltd.	152,000	3,991,521
Hoya Corp.	6,800	939,355
Komatsu Ltd.	28,200	981,259
Kose Corp.	13,600	546,000
LY Corp.	499,900	1,612,108
Mitsubishi Electric Corp.	105,200	2,738,718
Mitsubishi Estate Co. Ltd.	34,400	792,184
Olympus Corp.	110,800	1,403,801
Seven & i Holdings Co. Ltd.	117,300	1,577,601
Shin-Etsu Chemical Co. Ltd.	72,200	2,362,575
SMC Corp. (a)	4,400	1,346,438
Sompo Holdings, Inc.	56,600	1,748,075
Sony Financial Group, Inc. (b)	29,112	32,284
Sony Group Corp.	114,100	3,274,123
Sumitomo Mitsui Financial Group, Inc.	85,500	2,393,440
Suzuki Motor Corp.	112,300	1,636,967
Terumo Corp.	73,800	1,217,979
ZOZO, Inc. (a)	123,200	1,131,741
		36,954,952
Luxembourg — 0.5%
Eurofins Scientific SE	15,410	1,121,870
Mexico — 0.5%
Fomento Economico Mexicano SAB de CV Sponsored ADR	11,490	1,133,259
Netherlands — 3.3%
Akzo Nobel NV	21,635	1,541,080
ASML Holding NV	1,360	1,316,602
ASR Nederland NV	17,500	1,190,978
EXOR NV	1,308	128,426
ING Groep NV	113,920	2,968,873
Koninklijke Ahold Delhaize NV	18,700	756,529
		7,902,488
Portugal — 0.5%
Galp Energia SGPS SA	68,886	1,306,176
Republic of Korea — 0.7%
KB Financial Group, Inc.	21,015	1,735,579
Singapore — 0.8%
DBS Group Holdings Ltd.	45,960	1,820,242
Spain — 1.0%
Amadeus IT Group SA	31,824	2,518,769

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.3%
Hexagon AB Class A	103,000	$1,235,538
Sandvik AB	31,900	893,329
SKF AB Class B	9,285	231,694
Volvo AB Class B	29,370	846,991
		3,207,552
Switzerland — 4.6%
Cie Financiere Richemont SA Registered Class A	25,835	4,957,191
Sonova Holding AG Registered	3,008	824,202
UBS Group AG Registered	72,442	2,977,989
Zurich Insurance Group AG	3,459	2,468,941
		11,228,323
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	15,036	4,199,405
United Kingdom — 10.8%
Ashtead Group PLC	30,735	2,065,402
British American Tobacco PLC	40,108	2,128,379
Bunzl PLC	20,700	653,488
Compass Group PLC	93,102	3,171,943
Diageo PLC	39,800	947,471
Flutter Entertainment PLC (b)	2,732	693,928
Intertek Group PLC	4,400	281,272
London Stock Exchange Group PLC	14,792	1,698,596
NatWest Group PLC	318,299	2,234,167
Reckitt Benckiser Group PLC	25,580	1,975,562
RELX PLC	51,101	2,440,696
Rentokil Initial PLC	161,200	814,582
Rolls-Royce Holdings PLC	291,925	4,673,659
Schroders PLC	106,283	538,391
Tesco PLC	304,632	1,826,041
		26,143,577
United States — 9.6%
CNH Industrial NV	186,553	2,024,100
Experian PLC	52,986	2,668,494
Linde PLC (LIN US)	1,001	475,475
Nestle SA Registered	31,981	2,937,717
Novartis AG Registered	33,950	4,365,648
Qiagen NV	26,591	1,181,012
Roche Holding AG	15,031	4,947,172
Schneider Electric SE	16,399	4,629,528
		23,229,146
TOTAL COMMON STOCK (Cost $197,477,209)		237,558,248

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 2.194%
	32,600	$1,549,846
TOTAL PREFERRED STOCK (Cost $1,363,452)		1,549,846
TOTAL EQUITIES (Cost $198,840,661)		239,108,094
TOTAL LONG-TERM INVESTMENTS (Cost $198,840,661)		239,108,094
Short-Term Investments — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.166% (d)	1,170,790	1,170,790
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/25, 2.500%, due 10/01/25 (e)	$1,641,272	1,641,272
TOTAL SHORT-TERM INVESTMENTS (Cost $2,812,062)		2,812,062
TOTAL INVESTMENTS — 99.7% (Cost $201,652,723) (f)		241,920,156
Other Assets/(Liabilities) — 0.3%		826,874
NET ASSETS — 100.0%		$242,747,030

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2025, was $2,875,229 or 1.18% of net assets. The Fund received $2,019,069 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $812,524 or 0.33% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of September 30, 2025. (Note 2).
(e)	Maturity value of $1,641,386. Collateralized by U.S. Government Agency obligations with a rate of 0.125%, maturity date of 4/15/27, and an aggregate market value, including accrued interest, of $1,674,415.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Growth Fund

MML American Funds Core Allocation Fund

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Equity Fund (“Fundamental Equity Fund”)

MML Global Fund (“Global Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Sustainable Equity Fund (“Sustainable Equity Fund”)

MML VIP American Century Mid Cap Value Fund* (formerly known as MML Mid Cap Value Fund) (“Mid Cap Value Fund”)

MML VIP American Century Small Company Value Fund* (formerly known as MML Small Company Value Fund) (“Small Company Value Fund”)

MML VIP Fidelity Institutional AM® Core Plus Bond Fund** (formerly known as MML Total Return Bond Fund) (“Core Plus Bond Fund”)

MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund) (“Large Cap Growth Fund”)

MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund) (“International Equity Fund”)

*	The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
**	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption

Notes to Portfolio of Investments (Unaudited) (Continued)

in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Focused Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2025. The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of September 30, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2025, for the remaining Funds’ investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$482,873,363	$841,389	*	$—	$483,714,752
Corporate Debt	—	952,807		—	952,807
Exchange-Traded Funds	4,988,031	—		—	4,988,031
Short-Term Investments	116	860,107		—	860,223
Total Investments	$487,861,510	$2,654,303		$—	$490,515,813

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$438,986,739	$19,633,823	*	$—	$458,620,562
Preferred Stock	2,266,382	—		—	2,266,382
Short-Term Investments	971,108	4,825,908		—	5,797,016
Total Investments	$442,224,229	$24,459,731		$—	$466,683,960

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$664,037,020	$—	$—	$664,037,020
Short-Term Investments	70,376	4,799,485	—	4,869,861
Total Investments	$664,107,396	$4,799,485	$—	$668,906,881
Asset Derivatives
Futures Contracts	$33,283	$—	$—	$33,283

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$6,238,655	$—	$6,238,655
Belgium	—	3,927,704	—	3,927,704
Canada	1,763,964	—	—	1,763,964
China	—	2,370,173	—	2,370,173
Denmark	—	998,588	—	998,588
France	—	18,734,447	—	18,734,447
Germany	—	19,332,730	—	19,332,730
Hong Kong	—	3,404,825	—	3,404,825
Ireland	2,299,000	2,385,877	—	4,684,877
Israel	1,675,971	—	—	1,675,971
Italy	—	971,256	—	971,256
Japan	166,678	32,856,638	—	33,023,316
Luxembourg	—	2,743,579	—	2,743,579
Netherlands	—	7,784,903	—	7,784,903
Norway	—	3,796,372	—	3,796,372
Republic of Korea	—	2,368,191	—	2,368,191
Singapore	—	2,877,693	—	2,877,693
Sweden	—	4,484,299	—	4,484,299
Switzerland	—	3,010,640	—	3,010,640
United Kingdom	—	22,938,503	—	22,938,503
United States	3,046,377	16,267,632	—	19,314,009
Preferred Stock*
Germany	—	1,113,893	—	1,113,893
Short-Term Investments	1,731,787	—	—	1,731,787
Total Investments	$10,683,777	$158,606,598	$—	$169,290,375

Notes to Portfolio of Investments (Unaudited) (Continued)

Fundamental Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$140,340,125	$2,835,757	*	$—	$143,175,882
Short-Term Investments	431,041	461,593		—	892,634
Total Investments	$140,771,166	$3,297,350		$—	$144,068,516

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Brazil	$2,278,516	$—	$—	$2,278,516
Canada	8,245,477	—	—	8,245,477
China	7,837,584	4,021,241	—	11,858,825
France	—	22,436,745	—	22,436,745
Germany	—	13,610,394	—	13,610,394
India	13,328,468	—	—	13,328,468
Israel	1,660,627	—	—	1,660,627
Italy	—	5,890,349	—	5,890,349
Japan	—	8,676,398	—	8,676,398
Netherlands	—	8,955,382	—	8,955,382
Spain	—	4,906,628	—	4,906,628
Sweden	—	4,000,325	—	4,000,325
Switzerland	—	6,858,627	—	6,858,627
Taiwan	—	13,877,889	—	13,877,889
United States	242,200,927	—	—	242,200,927
Short-Term Investments	—	2,452,239	—	2,452,239
Total Investments	$275,551,599	$95,686,217	$—	$371,237,816

Notes to Portfolio of Investments (Unaudited) (Continued)

Income & Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$132,884,776	$—	$—	$132,884,776
Short-Term Investments	1,320,252	1,733,104	—	3,053,356
Total Investments	$134,205,028	$1,733,104	$—	$135,938,132

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$95,271,933	$—	$—		$95,271,933
Corporate Debt	—	—	—	+	—
Purchased Options	544,028	—	—		544,028
Rights	—	—	—	+	—
Short-Term Investments	9,204	1,531,920	—		1,541,124
Total Investments	$95,825,165	$1,531,920	$—		$97,357,085
Liability Derivatives
Written Options	$(1,230,152)	$—	$—		$(1,230,152)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$285,980,830	$—	$—	$285,980,830
Short-Term Investments	1,294,515	8,208,125	—	9,502,640
Total Investments	$287,275,345	$8,208,125	$—	$295,483,470

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$135,803,097	$270,036	*	$—	$136,073,133
Exchange-Traded Funds	2,183,021	—		—	2,183,021
Short-Term Investments	3,429,337	1,176,940		—	4,606,277
Total Investments	$141,415,455	$1,446,976		$—	$142,862,431

Notes to Portfolio of Investments (Unaudited) (Continued)

Small/Mid Cap Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$121,331,522	$—	$—	$121,331,522
Short-Term Investments	699,435	885,782	—	1,585,217
Total Investments	$122,030,957	$885,782	$—	$122,916,739

Notes to Portfolio of Investments (Unaudited) (Continued)

Sustainable Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$139,857,102	$479,682	*	$—	$140,336,784
Exchange-Traded Funds	647,882	—		—	647,882
Short-Term Investments	—	216,714		—	216,714
Total Investments	$140,504,984	$696,396		$—	$141,201,380
Asset Derivatives
Forward Contracts	$—	$2,107		$—	$2,107

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$216,576,341	$18,637,221	*	$—	$235,213,562
Preferred Stock	—	1,902,013	*	—	1,902,013
Short-Term Investments	—	6,089,643		—	6,089,643
Total Investments	$216,576,341	$26,628,877		$—	$243,205,218
Asset Derivatives
Forward Contracts	$—	$91,068		$—	$91,068

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$55,685,187	$470,910	*	$—	$56,156,097
Short-Term Investments	552,171	560,598		—	1,112,769
Total Investments	$56,237,358	$1,031,508		$—	$57,268,866
Asset Derivatives
Forward Contracts	$—	$3,254		$—	$3,254

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Plus Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$5,596,270	$—	$5,596,270
Corporate Debt	—	57,377,497	—	57,377,497
Municipal Obligations	—	3,656,209	—	3,656,209
Non-U.S. Government Agency Obligations	—	66,599,456	—	66,599,456
Sovereign Debt Obligations	—	2,541,506	—	2,541,506
U.S. Government Agency Obligations and Instrumentalities	—	131,925,643	—	131,925,643
U.S. Treasury Obligations	—	120,835,947	—	120,835,947
Common Stock	—	—	4,046	4,046
Purchased Options	—	84,700	—	84,700
Short-Term Investments	683,600	42,582,013	—	43,265,613
Total Investments	$683,600	$431,199,241	$4,046	$431,886,887
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(49)	$—	$(49)
Asset Derivatives
Forward Contracts	$—	$27,711	$—	$27,711
Futures Contracts	236,387	—	—	236,387
Total	$236,387	$27,711	$—	$264,098
Liability Derivatives
Forward Contracts	$—	$(2,540)	$—	$(2,540)
Futures Contracts	(69,093)	—	—	(69,093)
Total	$(69,093)	$(2,540)	$—	$(71,633)

Notes to Portfolio of Investments (Unaudited) (Continued)

Large Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$221,664,093	$—	$—	$221,664,093
Short-Term Investments	1,100,385	2,730,106	—	3,830,491
Total Investments	$222,764,478	$2,730,106	$—	$225,494,584

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$3,172,608	$—	$3,172,608
Canada	5,255,996	—	—	5,255,996
China	—	7,248,832	—	7,248,832
Denmark	—	5,037,444	—	5,037,444
Finland	—	1,773,436	—	1,773,436
France	—	41,612,888	—	41,612,888
Germany	402,225	28,757,221	—	29,159,446
Hong Kong	—	4,917,277	—	4,917,277
India	1,238,608	1,067,587	—	2,306,195
Indonesia	—	1,307,685	—	1,307,685
Ireland	—	2,302,267	—	2,302,267
Israel	2,279,734	—	—	2,279,734
Italy	3,409,054	5,274,048	—	8,683,102
Japan	32,284	36,922,668	—	36,954,952
Luxembourg	—	1,121,870	—	1,121,870
Mexico	1,133,259	—	—	1,133,259
Netherlands	1,316,602	6,585,886	—	7,902,488
Portugal	—	1,306,176	—	1,306,176
Republic of Korea	—	1,735,579	—	1,735,579
Singapore	—	1,820,242	—	1,820,242
Spain	—	2,518,769	—	2,518,769
Sweden	—	3,207,552	—	3,207,552
Switzerland	—	11,228,323	—	11,228,323
Taiwan	4,199,405	—	—	4,199,405
United Kingdom	693,928	25,449,649	—	26,143,577
United States	2,499,575	20,729,571	—	23,229,146
Preferred Stock*
Republic of Korea	—	1,549,846	—	1,549,846
Short-Term Investments	1,170,790	1,641,272	—	2,812,062
Total Investments	$23,631,460	$218,288,696	$—	$241,920,156

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of September 30, 2025.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and SAI(s) which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2025, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$213,794,690	$7,596,235	$(6,873,480)	$722,755
Balanced Allocation Fund	283,427,418	10,484,719	(13,296,668)	(2,811,949)
Moderate Allocation Fund	932,045,845	42,532,632	(33,884,090)	8,648,542
Growth Allocation Fund	899,393,210	44,253,505	(32,717,458)	11,536,047
Aggressive Allocation Fund	123,336,955	7,840,857	(4,602,467)	3,238,390
MML American Funds Growth Fund	236,044,017	100,555,779	—	100,555,779
MML American Funds Core Allocation Fund	496,566,998	82,013,246	(13,941,495)	68,071,751
Blue Chip Growth Fund	267,652,712	227,809,379	(4,946,278)	222,863,101
Equity Income Fund	398,985,374	81,710,044	(14,011,458)	67,698,586
Equity Index Fund	267,115,670	414,081,891	(12,290,680)	401,791,211
Focused Equity Fund	194,166,564	45,817,292	(2,570,109)	43,247,183
Foreign Fund	134,113,386	45,045,488	(9,868,499)	35,176,989
Fundamental Equity Fund	96,946,812	48,386,936	(1,265,232)	47,121,704
Global Fund	314,492,157	62,740,464	(5,994,805)	56,745,659
Income & Growth Fund	110,077,701	30,513,858	(4,653,427)	25,860,431
Managed Volatility Fund	49,598,807	50,202,562	(2,444,284)	47,758,278
Mid Cap Growth Fund	246,572,062	60,029,134	(11,117,726)	48,911,408
Small Cap Growth Equity Fund	118,214,289	31,233,867	(6,585,725)	24,648,142
Small/Mid Cap Value Fund	115,861,497	16,915,588	(9,860,346)	7,055,242
Sustainable Equity Fund	93,449,482	50,791,455	(3,039,557)	47,751,898
Mid Cap Value Fund	233,501,748	22,258,767	(12,555,297)	9,703,470
Small Company Value Fund	59,173,202	6,599,058	(8,503,394)	(1,904,336)
Core Plus Bond Fund	435,675,569	4,097,004	(7,885,686)	(3,788,682)
Large Cap Growth Fund	125,703,468	105,784,560	(5,993,444)	99,791,116
International Equity Fund	201,652,723	53,748,490	(13,481,057)	40,267,433

4. New Accounting Pronouncements

In December 2023, FASB issued Accounting Standards Update 2023-09 — Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to enhance the transparency and decision usefulness of income tax disclosures. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and allows for early adoption. Management is currently evaluating the impact of applying this update.